UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.96%
Actual		$ 1,000.00	$ 1,142.30	$ 5.11
Hypothetical A		$ 1,000.00	$ 1,020.09	$ 4.82
Investor Class	1.02%
Actual		$ 1,000.00	$ 1,140.80	$ 5.43
Hypothetical A		$ 1,000.00	$ 1,019.79	$ 5.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	7.6	4.0
The Walt Disney Co.	6.7	6.3
Home Depot, Inc.	5.5	4.3
McDonald's Corp.	5.4	6.7
Amazon.com, Inc.	4.9	5.4
News Corp. Class A	3.8	0.0
Starbucks Corp.	3.2	3.7
Lowe's Companies, Inc.	3.0	3.8
Dollar Tree, Inc.	2.8	1.7
Dollar General Corp.	2.8	0.0
	45.7
Top Industries (% of fund's net assets)
As of June 30, 2012
Specialty Retail	29.3%
Media	24.0%
Hotels, Restaurants & Leisure	17.4%
Multiline Retail	8.2%
Internet & Catalog Retail	7.2%
All Others*	13.9%

As of December 31, 2011
Specialty Retail	25.9%
Media	22.4%
Hotels, Restaurants & Leisure	19.8%
Textiles, Apparel & Luxury Goods	7.5%
Internet & Catalog Retail	6.1%
All Others*	18.3%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTOMOBILES - 1.1%
Motorcycle Manufacturers - 1.1%
Harley-Davidson, Inc.	8,300	$ 379,559
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Owens Corning (a)	5,265	150,263
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Sherwin-Williams Co.	1,397	184,893
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Office Services & Supplies - 0.2%
Interface, Inc.	5,000	68,150
DISTRIBUTORS - 1.0%
Distributors - 1.0%
LKQ Corp. (a)	10,900	364,060
HOTELS, RESTAURANTS & LEISURE - 17.4%
Casinos & Gaming - 1.0%
Las Vegas Sands Corp.	8,350	363,142
Hotels, Resorts & Cruise Lines - 0.7%
Wyndham Worldwide Corp.	4,824	254,418
Restaurants - 15.7%
BJ's Restaurants, Inc. (a)	6,116	232,408
Bravo Brio Restaurant Group, Inc. (a)	1,700	30,311
Buffalo Wild Wings, Inc. (a)	4,300	372,552
Chipotle Mexican Grill, Inc. (a)	972	369,311
Domino's Pizza, Inc.	10,600	327,646
Dunkin' Brands Group, Inc.	16	549
McDonald's Corp.	21,771	1,927,387
Panera Bread Co. Class A (a)	2,400	334,656
Starbucks Corp.	21,612	1,152,352
Texas Roadhouse, Inc. Class A	9,843	181,406
Yum! Brands, Inc.	10,700	689,294
		5,617,872
TOTAL HOTELS, RESTAURANTS & LEISURE		6,235,432
HOUSEHOLD DURABLES - 4.6%
Homebuilding - 1.5%
Lennar Corp. Class A (d)	9,021	278,839
NVR, Inc. (a)	312	265,200
		544,039
Housewares & Specialties - 3.1%
Jarden Corp.	12,600	529,452
Newell Rubbermaid, Inc.	20,400	370,056
Tupperware Brands Corp.	3,600	197,136
		1,096,644
TOTAL HOUSEHOLD DURABLES		1,640,683

	Shares	Value
INTERNET & CATALOG RETAIL - 7.2%
Internet Retail - 7.2%
Amazon.com, Inc. (a)	7,706	$ 1,759,665
Priceline.com, Inc. (a)	1,251	831,315
		2,590,980
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.4%
Brunswick Corp.	10,000	222,200
Polaris Industries, Inc.	3,600	257,328
		479,528
MEDIA - 24.0%
Broadcasting - 2.7%
CBS Corp. Class B	14,920	489,078
Discovery Communications, Inc. (a)	8,900	480,600
		969,678
Cable & Satellite - 9.7%
Comcast Corp. Class A	85,486	2,732,986
DIRECTV (a)	11,797	575,930
Sirius XM Radio, Inc. (a)(d)	91,295	168,896
		3,477,812
Movies & Entertainment - 11.6%
News Corp. Class A	60,589	1,350,529
The Walt Disney Co.	49,539	2,402,642
Time Warner, Inc.	10,000	385,000
		4,138,171
TOTAL MEDIA		8,585,661
MULTILINE RETAIL - 8.2%
Department Stores - 0.2%
PPR SA	600	85,231
General Merchandise Stores - 8.0%
Dollar General Corp. (a)	18,335	997,241
Dollar Tree, Inc. (a)	18,600	1,000,680
Target Corp.	14,830	862,958
		2,860,879
TOTAL MULTILINE RETAIL		2,946,110
SPECIALTY RETAIL - 29.3%
Apparel Retail - 6.5%
Abercrombie & Fitch Co. Class A	3,100	105,834
Limited Brands, Inc.	9,965	423,811
Ross Stores, Inc.	9,200	574,724
rue21, Inc. (a)(d)	5,900	148,916
Tilly's, Inc. (a)	3,840	61,632
TJX Companies, Inc.	20,785	892,300
Urban Outfitters, Inc. (a)	3,500	96,565
		2,303,782
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Automotive Retail - 3.0%
AutoZone, Inc. (a)	1,380	$ 506,695
O'Reilly Automotive, Inc. (a)	6,600	552,882
		1,059,577
Home Improvement Retail - 8.5%
Home Depot, Inc.	37,569	1,990,781
Lowe's Companies, Inc.	37,402	1,063,713
		3,054,494
Homefurnishing Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	7,900	488,220
Williams-Sonoma, Inc.	4,681	163,695
		651,915
Specialty Stores - 9.5%
Dick's Sporting Goods, Inc.	13,100	628,800
GNC Holdings, Inc.	7,483	293,334
Hibbett Sports, Inc. (a)	6,000	346,260
PetSmart, Inc.	8,200	559,076
Sally Beauty Holdings, Inc. (a)	16,700	429,858
Tractor Supply Co.	5,558	461,647
Ulta Salon, Cosmetics & Fragrance, Inc.	4,200	392,196
Vitamin Shoppe, Inc. (a)	5,420	297,721
		3,408,892
TOTAL SPECIALTY RETAIL		10,478,660
TEXTILES, APPAREL & LUXURY GOODS - 3.8%
Apparel, Accessories & Luxury Goods - 1.8%
Coach, Inc.	6,400	374,272
PVH Corp.	3,400	264,486
		638,758
Footwear - 2.0%
NIKE, Inc. Class B	8,204	720,147
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,358,905
TOTAL COMMON STOCKS (Cost $32,128,843)		35,462,884
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Volkswagen AG (Cost $62,485)	350	$ 55,188
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.17% (b)	640,261	640,261
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	345,932	345,932
TOTAL MONEY MARKET FUNDS (Cost $986,193)		986,193
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $33,177,521)		36,504,265
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(709,605)
NET ASSETS - 100%		$ 35,794,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 440
Fidelity Securities Lending Cash Central Fund	14,416
Total	$ 14,856
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $350,396) - See accompanying schedule: Unaffiliated issuers (cost $32,191,328)	$ 35,518,072
Fidelity Central Funds (cost $986,193)	986,193
Total Investments (cost $33,177,521)		$ 36,504,265
Receivable for fund shares sold		33,722
Dividends receivable		22,433
Distributions receivable from Fidelity Central Funds		145
Other receivables		350
Total assets		36,560,915

Liabilities
Payable for investments purchased	$ 368,028
Payable for fund shares redeemed	5,499
Accrued management fee	15,996
Other affiliated payables	5,130
Other payables and accrued expenses	25,670
Collateral on securities loaned, at value	345,932
Total liabilities		766,255

Net Assets		$ 35,794,660
Net Assets consist of:
Paid in capital		$ 31,023,367
Undistributed net investment income		30,442
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,414,268
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,326,583
Net Assets		$ 35,794,660

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($12,398,954 ÷ 896,801 shares)	$ 13.83

Investor Class: Net Asset Value, offering price and redemption price per share ($23,395,706 ÷ 1,694,988 shares)	$ 13.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 158,546
Income from Fidelity Central Funds (including $14,416 from security lending)		14,856
Total income		173,402

Expenses
Management fee	$ 79,887
Transfer agent fees	20,662
Accounting and security lending fees	5,675
Custodian fees and expenses	10,880
Independent trustees' compensation	86
Audit	26,460
Legal	56
Miscellaneous	130
Total expenses before reductions	143,836
Expense reductions	(876)	142,960
Net investment income (loss)		30,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $969)	1,746,778
Foreign currency transactions	(2,583)
Total net realized gain (loss)		1,744,195
Change in net unrealized appreciation (depreciation) on: Investment securities	1,257,348
Assets and liabilities in foreign currencies	(72)
Total change in net unrealized appreciation (depreciation)		1,257,276
Net gain (loss)		3,001,471
Net increase (decrease) in net assets resulting from operations		$ 3,031,913

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,442	$ 124,814
Net realized gain (loss)	1,744,195	1,407,591
Change in net unrealized appreciation (depreciation)	1,257,276	(1,983,894)
Net increase (decrease) in net assets resulting from operations	3,031,913	(451,489)
Distributions to shareholders from net investment income	-	(124,634)
Distributions to shareholders from net realized gain	(312,485)	-
Share transactions - net increase (decrease)	10,953,324	(19,724,346)
Redemption fees	5,896	22,370
Total increase (decrease) in net assets	13,678,648	(20,278,099)

Net Assets
Beginning of period	22,116,012	42,394,111
End of period (including undistributed net investment income of $30,442 and $0, respectively)	$ 35,794,660	$ 22,116,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.56	$ 9.58	$ 6.96	$ 10.72	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.02	.06	.02	.04	.04	(.01)
Net realized and unrealized gain (loss)	1.72	(.29)	2.96	2.62	(3.68)	(1.02)
Total from investment operations	1.74	(.23)	2.98	2.66	(3.64)	(1.03)
Distributions from net investment income	-	(.08)	(.02)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.17)	-	-	-	(.09)	(1.08)
Total distributions	(.17)	(.08)	(.02)	(.05)	(.13) J	(1.10)
Redemption fees added to paid in capital E	- I	.01	.02	.01	.01	.01
Net asset value, end of period	$ 13.83	$ 12.26	$ 12.56	$ 9.58	$ 6.96	$ 10.72
Total Return B,C,D	14.23%	(1.75)%	31.29%	38.32%	(34.10)%	(8.14)%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.97%	1.08%	1.43%	1.40%	1.10%
Expenses net of fee waivers, if any	.96% A	.97%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	.95% A	.96%	.98%	.99%	1.00%	1.01%
Net investment income (loss)	.26% A	.49%	.23%	.57%	.48%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,399	$ 7,462	$ 18,113	$ 4,098	$ 3,212	$ 6,989
Portfolio turnover rate G	206% A	182%	191%	166%	81%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 12.54	$ 9.57	$ 6.96	$ 10.72	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.01	.05	.02	.04	.04	(.03)
Net realized and unrealized gain (loss)	1.71	(.28)	2.94	2.61	(3.68)	(1.02)
Total from investment operations	1.72	(.23)	2.96	2.65	(3.64)	(1.05)
Distributions from net investment income	-	(.07)	(.01)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.17)	-	-	-	(.09)	(1.05)
Total distributions	(.17)	(.07)	(.01)	(.05)	(.13) J	(1.07)
Redemption fees added to paid in capital E	- I	.01	.02	.01	.01	.01
Net asset value, end of period	$ 13.80	$ 12.25	$ 12.54	$ 9.57	$ 6.96	$ 10.72
Total Return B,C,D	14.08%	(1.76)%	31.16%	38.17%	(34.10)%	(8.29)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.02% A	1.04%	1.14%	1.51%	1.54%	1.24%
Expenses net of fee waivers, if any	1.02% A	1.04%	1.08%	1.08%	1.09%	1.15%
Expenses net of all reductions	1.02% A	1.03%	1.06%	1.08%	1.09%	1.15%
Net investment income (loss)	.19% A	.42%	.15%	.48%	.39%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,396	$ 14,654	$ 24,281	$ 4,224	$ 1,313	$ 2,352
Portfolio turnover rate G	206% A	182%	191%	166%	81%	114%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,441,495
Gross unrealized depreciation	(1,288,460)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,153,035

Tax cost	$ 33,351,230

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $39,695,063 and $29,218,879, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 4,821
Investor Class	15,841
$ 20,662

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $972 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $876 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 49,695
Investor Class	-	74,939
Total	$ -	$ 124,634
From net realized gain
Initial Class	$ 102,378	$ -
Investor Class	210,107	-
Total	$ 312,485	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	378,652	245,431	$ 5,271,763	$ 3,085,153
Reinvestment of distributions	7,709	4,131	102,378	49,695
Shares redeemed	(98,007)	(1,083,411)	(1,309,504)	(13,655,329)
Net increase (decrease)	288,354	(833,849)	$ 4,064,637	$ (10,520,481)
Investor Class
Shares sold	852,321	693,896	$ 11,733,686	$ 8,655,217
Reinvestment of distributions	15,845	6,240	210,107	74,939
Shares redeemed	(369,680)	(1,440,049)	(5,055,106)	(17,934,021)
Net increase (decrease)	498,486	(739,913)	$ 6,888,687	$ (9,203,865)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0812
1.817358.107

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.78%
Actual		$ 1,000.00	$ 1,093.40	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Investor Class	.85%
Actual		$ 1,000.00	$ 1,092.80	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	13.9	14.9
British American Tobacco PLC sponsored ADR	13.7	10.8
The Coca-Cola Co.	11.5	10.1
CVS Caremark Corp.	7.6	5.3
Altria Group, Inc.	4.8	4.7
Anheuser-Busch InBev SA NV	3.5	2.6
Diageo PLC sponsored ADR	3.2	2.4
Colgate-Palmolive Co.	2.9	2.5
Johnson & Johnson	2.4	2.5
Philip Morris International, Inc.	2.3	2.7
	65.8
Top Industries (% of fund's net assets)
As of June 30, 2012
Beverages	30.2%
Tobacco	21.6%
Household Products	17.4%
Food & Staples Retailing	11.9%
Food Products	8.0%
All Others*	10.9%

As of December 31, 2011
Beverages	29.8%
Tobacco	19.2%
Household Products	17.8%
Food & Staples Retailing	9.8%
Food Products	9.1%
All Others*	14.3%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
BEVERAGES - 30.2%
Brewers - 6.1%
Anheuser-Busch InBev SA NV	35,998	$ 2,838,128
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,400	321,972
Compania Cervecerias Unidas SA sponsored ADR	3,100	193,316
Molson Coors Brewing Co. Class B	25,146	1,046,325
SABMiller PLC	14,000	560,212
		4,959,953
Distillers & Vintners - 8.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	62,359	1,687,435
Diageo PLC sponsored ADR	25,387	2,616,638
Pernod Ricard SA (d)	13,355	1,424,057
Remy Cointreau SA	11,683	1,280,071
Thai Beverage PCL	239,000	64,292
Treasury Wine Estates Ltd.	26,377	118,194
		7,190,687
Soft Drinks - 15.2%
Coca-Cola Bottling Co. CONSOLIDATED	4,393	282,382
Coca-Cola FEMSA SAB de CV sponsored ADR	1,970	257,834
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	11,362	202,016
Coca-Cola Icecek A/S	12,173	188,468
Embotelladora Andina SA:
ADR	1,800	47,790
sponsored ADR	10,683	345,061
Fomento Economico Mexicano SAB de CV sponsored ADR	585	52,211
PepsiCo, Inc.	23,019	1,626,523
The Coca-Cola Co.	119,610	9,352,306
		12,354,591
TOTAL BEVERAGES		24,505,231
FOOD & STAPLES RETAILING - 11.9%
Drug Retail - 9.4%
CVS Caremark Corp.	131,642	6,151,631
Drogasil SA	20,984	211,564
Rite Aid Corp. (a)	84,263	117,968
Walgreen Co.	39,354	1,164,091
		7,645,254
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	1,300	23,465
Sysco Corp.	1,400	41,734
		65,199
Food Retail - 0.3%
Fresh Market, Inc. (a)	200	10,726
The Pantry, Inc. (a)	17,023	250,238
		260,964

	Shares	Value
Hypermarkets & Super Centers - 2.1%
Wal-Mart Stores, Inc.	24,124	$ 1,681,925
TOTAL FOOD & STAPLES RETAILING		9,653,342
FOOD PRODUCTS - 8.0%
Agricultural Products - 2.7%
Archer Daniels Midland Co.	8,986	265,267
Bunge Ltd.	27,734	1,740,031
Cosan Ltd. Class A	1,500	19,035
Cresud S.A.C.I.F. y A. sponsored ADR	1,319	9,457
First Resources Ltd.	59,000	90,229
SLC Agricola SA	9,100	90,570
		2,214,589
Packaged Foods & Meats - 5.3%
Annie's, Inc.	1,300	54,418
Calavo Growers, Inc.	3,929	100,504
Danone SA	1,400	86,840
Green Mountain Coffee Roasters, Inc. (a)	14,594	317,857
Mead Johnson Nutrition Co. Class A	11,984	964,832
Nestle SA	16,460	980,681
Unilever NV (NY Reg.) (d)	50,909	1,697,815
Want Want China Holdings Ltd.	71,000	87,801
		4,290,748
TOTAL FOOD PRODUCTS		6,505,337
HOUSEHOLD PRODUCTS - 17.4%
Household Products - 17.4%
Colgate-Palmolive Co.	22,187	2,309,667
Procter & Gamble Co.	184,722	11,314,224
Reckitt Benckiser Group PLC	3,800	200,264
Spectrum Brands Holdings, Inc. (a)	9,273	302,022
		14,126,177
PERSONAL PRODUCTS - 2.5%
Personal Products - 2.5%
Avon Products, Inc.	2,800	45,388
Herbalife Ltd.	2,200	106,326
Hypermarcas SA	14,300	84,511
L'Oreal SA	8,900	1,038,894
Natura Cosmeticos SA	3,600	84,242
Nu Skin Enterprises, Inc. Class A	14,579	683,755
		2,043,116
PHARMACEUTICALS - 2.4%
Pharmaceuticals - 2.4%
Johnson & Johnson	29,384	1,985,183
SPECIALTY RETAIL - 0.1%
Specialty Stores - 0.1%
Teavana Holdings, Inc. (a)(d)	2,823	38,195
Common Stocks - continued
	Shares	Value
TOBACCO - 21.6%
Tobacco - 21.6%
Altria Group, Inc.	113,382	$ 3,917,348
British American Tobacco PLC sponsored ADR	108,579	11,088,087
KT&G Corp.	1,437	103,156
Lorillard, Inc.	2,501	330,007
Philip Morris International, Inc.	21,563	1,881,587
Souza Cruz SA	13,000	190,809
		17,510,994
TOTAL COMMON STOCKS (Cost $67,208,863)		76,367,575
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.17% (b)	3,279,318	3,279,318
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,585,260	1,585,260
TOTAL MONEY MARKET FUNDS (Cost $4,864,578)		4,864,578
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $72,073,441)		81,232,153
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(105,245)
NET ASSETS - 100%		$ 81,126,908
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,679
Fidelity Securities Lending Cash Central Fund	9,445
Total	$ 12,124
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 76,367,575	$ 73,065,775	$ 3,301,800	$ -
Money Market Funds	4,864,578	4,864,578	-	-
Total Investments in Securities:	$ 81,232,153	$ 77,930,353	$ 3,301,800	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	64.9%
United Kingdom	17.8%
France	4.8%
Belgium	3.5%
Bermuda	2.2%
Netherlands	2.1%
Brazil	1.3%
Switzerland	1.2%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,604,543) - See accompanying schedule: Unaffiliated issuers (cost $67,208,863)	$ 76,367,575
Fidelity Central Funds (cost $4,864,578)	4,864,578
Total Investments (cost $72,073,441)		$ 81,232,153
Cash		47,638
Receivable for investments sold		1,338,635
Receivable for fund shares sold		57,183
Dividends receivable		140,510
Distributions receivable from Fidelity Central Funds		561
Other receivables		349
Total assets		82,817,029

Liabilities
Payable for investments purchased	$ 33,721
Payable for fund shares redeemed	42
Accrued management fee	35,563
Other affiliated payables	12,147
Other payables and accrued expenses	23,388
Collateral on securities loaned, at value	1,585,260
Total liabilities		1,690,121

Net Assets		$ 81,126,908
Net Assets consist of:
Paid in capital		$ 71,263,103
Undistributed net investment income		775,383
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,228)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,157,650
Net Assets		$ 81,126,908

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($19,179,997 ÷ 1,412,821 shares)	$ 13.58

Investor Class: Net Asset Value, offering price and redemption price per share ($61,946,911 ÷ 4,573,867 shares)	$ 13.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,059,725
Income from Fidelity Central Funds		12,124
Total income		1,071,849

Expenses
Management fee	$ 199,086
Transfer agent fees	50,038
Accounting and security lending fees	13,990
Custodian fees and expenses	8,036
Independent trustees' compensation	217
Audit	25,329
Legal	135
Miscellaneous	212
Total expenses before reductions	297,043
Expense reductions	(577)	296,466
Net investment income (loss)		775,383
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	445,928
Foreign currency transactions	(1,231)
Total net realized gain (loss)		444,697
Change in net unrealized appreciation (depreciation) on: Investment securities	5,267,830
Assets and liabilities in foreign currencies	(423)
Total change in net unrealized appreciation (depreciation)		5,267,407
Net gain (loss)		5,712,104
Net increase (decrease) in net assets resulting from operations		$ 6,487,487

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 775,383	$ 595,209
Net realized gain (loss)	444,697	116,229
Change in net unrealized appreciation (depreciation)	5,267,407	2,380,222
Net increase (decrease) in net assets resulting from operations	6,487,487	3,091,660
Distributions to shareholders from net investment income	-	(586,584)
Share transactions - net increase (decrease)	15,357,956	33,105,447
Redemption fees	9,270	20,554
Total increase (decrease) in net assets	21,854,713	35,631,077

Net Assets
Beginning of period	59,272,195	23,641,118
End of period (including undistributed net investment income of $775,383 and undistributed net investment income of $0, respectively)	$ 81,126,908	$ 59,272,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 11.61	$ 10.22	$ 8.60	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.21	.17	.15	.15	.08
Net realized and unrealized gain (loss)	1.02	.73	1.39	1.63	(2.53)	1.11
Total from investment operations	1.16	.94	1.56	1.78	(2.38)	1.19
Distributions from net investment income	-	(.14)	(.17)	(.16)	(.11)	(.04)
Distributions from net realized gain	-	-	-	-	-	(.07)
Total distributions	-	(.14)	(.17)	(.16)	(.11)	(.11)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.01	- J
Net asset value, end of period	$ 13.58	$ 12.42	$ 11.61	$ 10.22	$ 8.60	$ 11.08
Total Return B,C,D	9.34%	8.18%	15.23%	20.73%	(21.35)%	11.92%
Ratios to Average Net Assets F,I
Expenses before reductions	.78% A	.87%	1.03%	1.12%	1.12%	1.66% A
Expenses net of fee waivers, if any	.78% A	.87%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.77% A	.87%	.99%	1.00%	1.00%	1.00% A
Net investment income (loss)	2.22% A	1.76%	1.61%	1.68%	1.47%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,180	$ 13,965	$ 8,106	$ 8,532	$ 9,706	$ 7,964
Portfolio turnover rate G	25% A	18%	60%	71%	91%	35% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 11.59	$ 10.21	$ 8.59	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.20	.16	.14	.14	.07
Net realized and unrealized gain (loss)	1.01	.72	1.38	1.63	(2.52)	1.11
Total from investment operations	1.15	.92	1.54	1.77	(2.38)	1.18
Distributions from net investment income	-	(.13)	(.16)	(.15)	(.11)	(.04)
Distributions from net realized gain	-	-	-	-	-	(.07)
Total distributions	-	(.13)	(.16)	(.15)	(.11)	(.11)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.01	- J
Net asset value, end of period	$ 13.54	$ 12.39	$ 11.59	$ 10.21	$ 8.59	$ 11.07
Total Return B,C,D	9.28%	8.07%	15.09%	20.68%	(21.41)%	11.82%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.94%	1.10%	1.22%	1.22%	1.79% A
Expenses net of fee waivers, if any	.85% A	.94%	1.08%	1.08%	1.08%	1.15% A
Expenses net of all reductions	.85% A	.93%	1.07%	1.08%	1.08%	1.15% A
Net investment income (loss)	2.15% A	1.69%	1.53%	1.60%	1.39%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,947	$ 45,307	$ 15,536	$ 10,446	$ 13,518	$ 7,018
Portfolio turnover rate G	25% A	18%	60%	71%	91%	35% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,976,902
Gross unrealized depreciation	(1,911,677)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,065,225

Tax cost	$ 72,166,928

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (364,465)

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,019,986 and $8,427,492, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 7,418
Investor Class	42,620
$ 50,038

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $511 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $88 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,445. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $575 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 146,052
Investor Class	-	440,532
Total	$ -	$ 586,584

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	483,634	718,569	$ 6,183,687	$ 8,696,006
Reinvestment of distributions	-	12,110	-	146,052
Shares redeemed	(195,606)	(304,208)	(2,563,453)	(3,627,791)
Net increase (decrease)	288,028	426,471	$ 3,620,234	$ 5,214,267
Investor Class
Shares sold	1,419,562	2,693,054	$ 18,217,137	$ 32,352,847
Reinvestment of distributions	-	36,589	-	440,532
Shares redeemed	(502,212)	(413,765)	(6,479,415)	(4,902,199)
Net increase (decrease)	917,350	2,315,878	$ 11,737,722	$ 27,891,180

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VCSP-SANN-0812
1.850997.105

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,018.10	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Service Class	1.20%
Actual		$ 1,000.00	$ 1,018.00	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,016.80	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,018.10	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,015.40	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,016.80	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2012
Korea (South)	20.5%
Brazil	9.8%
Indonesia	7.1%
South Africa	6.5%
Hong Kong	6.5%
Cayman Islands	6.4%
Russia	5.4%
Taiwan	4.9%
China	4.9%
Other*	28.0%

* Includes short term investments and other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2011
Korea (South)	19.4%
Brazil	15.1%
China	8.9%
Taiwan	6.9%
Hong Kong	6.1%
Indonesia	5.6%
India	5.2%
Russia	5.1%
South Africa	4.1%
Other*	23.6%

* Includes short term investments and other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	98.0
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	1.5	2.0
Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.9	4.6
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	2.4	2.0
Hyundai Motor Co. (Korea (South), Automobiles)	1.9	1.9
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.8	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.5	2.0
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.4	1.2
Kia Motors Corp. (Korea (South), Automobiles)	1.3	0.9
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	1.3	0.9
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	1.1	1.1
PT Astra International Tbk (Indonesia, Automobiles)	1.1	1.2
	18.7
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	22.1
Information Technology	14.8	11.9
Consumer Discretionary	12.7	10.6
Energy	10.6	13.7
Consumer Staples	9.4	8.6
Materials	9.1	10.8
Industrials	7.6	5.3
Telecommunication Services	6.3	9.1
Utilities	4.1	4.9
Health Care	1.6	1.0

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd. sponsored ADR	4,450	$ 400,545
Bermuda - 2.0%
African Minerals Ltd. (a)	42,628	211,635
Credicorp Ltd. (NY Shares)	7,500	944,175
Digital China Holdings Ltd. (H Shares)	249,000	438,796
Great Eagle Holdings Ltd.	128,000	329,605
Tai Fook Securities Group Ltd.	16,000	5,909
TOTAL BERMUDA		1,930,120
Brazil - 9.8%
Banco Do Est Rio Grande Sul SA	57,600	407,229
BR Malls Participacoes SA	56,600	648,145
BR Properties SA	25,300	298,536
Cielo SA	23,900	703,018
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	10,800	431,892
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	33,038	1,266,347
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	19,700	755,240
Companhia de Saneamento de Minas Gerais	20,000	433,159
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	7,975	146,900
Eletropaulo Metropolitana SA (PN-B)	22,000	277,560
Embraer SA sponsored ADR	8,823	234,074
Klabin SA (PN) (non-vtg.)	86,700	392,816
Localiza Rent A Car SA	28,600	432,168
Mills Estruturas e Servicos de Engenharia SA	12,100	166,273
MMX Mineracao e Metalicos SA (a)	47,000	81,668
Multiplan Empreendimentos Imobiliarios SA	17,900	438,120
Multiplus SA	27,500	645,843
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	8,050	146,027
Totvs SA	8,300	159,925
Ultrapar Participacoes SA	34,200	769,649
Vale SA (PN-A) sponsored ADR	29,974	584,793
TOTAL BRAZIL		9,419,382
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	61,303	188,179
Mail.ru Group Ltd. GDR (a)(e)	14,800	501,572
TOTAL BRITISH VIRGIN ISLANDS		689,751
Canada - 0.6%
Africa Oil Corp. (a)	7,100	54,674
First Quantum Minerals Ltd.	28,200	498,576
TOTAL CANADA		553,250

	Shares	Value
Cayman Islands - 6.4%
Baidu.com, Inc. sponsored ADR (a)	4,150	$ 477,167
Chailease Holding Co. Ltd.	100,000	146,530
China Liansu Group Holdings Ltd.	533,000	232,640
China Metal Recycling (Holdings) Ltd.	228,000	169,488
China Resources Land Ltd.	132,000	272,945
China Shanshui Cement Group Ltd.	663,000	457,403
Country Garden Holdings Co. Ltd.	45,572	18,096
Eurasia Drilling Co. Ltd. GDR (Reg. S)	16,153	411,902
Evergrande Real Estate Group Ltd.	210,000	108,758
Focus Media Holding Ltd. ADR (d)	16,200	380,376
KWG Property Holding Ltd.	159,500	102,004
Lee & Man Paper Manufacturing Ltd.	609,000	246,288
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	34,250	394,560
NetEase.com, Inc. sponsored ADR (a)	7,562	445,024
Shanda Games Ltd. sponsored ADR	65,700	262,800
Shenzhou International Group Holdings Ltd.	278,000	483,631
SINA Corp. (a)	3,581	185,532
SOHO China Ltd.	553,000	424,473
Tencent Holdings Ltd.	19,200	567,001
Vinda International Holdings Ltd.	252,000	376,324
TOTAL CAYMAN ISLANDS		6,162,942
Chile - 0.7%
CFR Pharmaceuticals SA	1,771,621	398,018
Compania Cervecerias Unidas SA sponsored ADR	500	31,180
Embotelladora Andina SA:
Class A	43,835	191,710
Class B	18,994	103,931
TOTAL CHILE		724,839
China - 4.9%
China Communications Construction Co. Ltd. (H Shares)	816,000	724,345
China Communications Services Corp. Ltd. (H Shares)	1,284,000	638,278
China Minsheng Banking Corp. Ltd. (H Shares)	1,072,500	960,391
China Railway Group Ltd. (H Shares)	239,000	100,926
China Ship Container Lines Co. Ltd. (H Shares) (a)	1,572,000	381,865
CITIC Securities Co. Ltd. (H Shares)	146,500	311,174
Great Wall Motor Co. Ltd. (H Shares)	360,000	725,813
Huadian Power International Corp. Ltd. (H Shares) (a)	1,530,000	466,886
Yantai Changyu Pioneer Wine Co. (B Shares)	53,040	358,466
TOTAL CHINA		4,668,144
Colombia - 1.7%
Almacenes Exito SA	23,746	393,419
Common Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA sponsored ADR	6,300	$ 389,592
Ecopetrol SA ADR (d)	14,938	833,391
TOTAL COLOMBIA		1,616,402
Czech Republic - 1.1%
Ceske Energeticke Zavody A/S (d)	17,500	604,769
Philip Morris CR A/S	743	413,577
TOTAL CZECH REPUBLIC		1,018,346
Hong Kong - 6.5%
China Mobile Ltd.	211,000	2,316,251
China Power International Development Ltd.	2,070,000	546,103
CNOOC Ltd.	856,000	1,725,798
Dah Chong Hong Holdings Ltd.	1,000	900
Galaxy Entertainment Group Ltd. (a)	79,000	198,753
Guangdong Investment Ltd.	762,000	551,615
Lenovo Group Ltd.	680,000	580,265
Shenzhen Investment Ltd.	212,000	50,320
Singamas Container Holdings Ltd.	1,034,000	225,465
TOTAL HONG KONG		6,195,470
India - 4.4%
Bharat Petroleum Corp. Ltd.	30,575	410,784
Cairn India Ltd. (a)	17,559	98,117
Hindustan Unilever Ltd.	84,198	691,587
ICICI Bank Ltd.	37,462	612,065
Jaypee Infratech Ltd.	107,980	104,377
Mahindra & Mahindra Financial Services Ltd.	27,326	320,455
Tata Motors Ltd.	166,928	735,710
Tata Steel Ltd.	90,126	723,980
Ultratech Cemco Ltd.	18,150	497,288
TOTAL INDIA		4,194,363
Indonesia - 7.1%
PT AKR Corporindo Tbk	116,000	43,360
PT Astra International Tbk	1,365,000	1,006,277
PT Bank Mandiri (Persero) Tbk	944,500	732,863
PT Bank Rakyat Indonesia Tbk	1,268,000	868,461
PT Bank Tabungan Negara Tbk	5,000	694
PT Bumi Serpong Damai Tbk	2,661,000	338,116
PT Ciputra Development Tbk	3,116,500	217,736
PT Gadjah Tunggal Tbk	579,000	141,661
PT Global Mediacom Tbk	888,000	144,690
PT Indocement Tunggal Prakarsa Tbk	282,000	525,581
PT Media Nusantara Citra Tbk	455,000	96,949
PT Mitra Adiperkasa Tbk	586,500	450,283
PT Pembangunan Perumahan Persero Tbk	639,500	41,896
PT Resource Alam Indonesia Tbk	237,500	107,503
PT Semen Gresik (Persero) Tbk	265,000	321,615

	Shares	Value
PT Summarecon Agung Tbk	1,909,000	$ 331,813
PT Telkomunikasi Indonesia Tbk Series B	453,500	396,216
PT Tower Bersama Infrastructure Tbk	1,769,500	619,901
PT Wijaya Karya Persero Tbk	434,500	49,089
PT XL Axiata Tbk	578,500	381,630
TOTAL INDONESIA		6,816,334
Ireland - 0.1%
Dragon Oil PLC	17,805	150,999
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	7,700	381,843
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan GDR unit (a)	3,700	18,393
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	21,983	371,513
TOTAL KAZAKHSTAN		389,906
Korea (South) - 20.5%
BS Financial Group, Inc.	40,760	457,300
CJ CheilJedang Corp.	2,194	628,925
CJ Corp.	2,540	179,053
Cosmax, Inc.	2,420	54,079
Daelim Industrial Co.	1,800	144,384
Dongbu Insurance Co. Ltd.	12,462	461,710
Hana Financial Group, Inc.	27,280	875,171
Hankook Tire Co. Ltd.	4,910	196,499
Hi-Mart Co. Ltd.	461	19,119
Hotel Shilla Co.	13,858	680,654
Hyundai Glovis Co. Ltd.	1,109	212,952
Hyundai Hysco Co. Ltd.	17,460	631,679
Hyundai Motor Co.	8,898	1,833,159
Hyundai Wia Corp.	2,398	359,493
Interflex Co. Ltd.	3,218	168,889
Kia Motors Corp.	19,414	1,284,088
Korea Investment Holdings Co. Ltd.	13,460	452,806
Korean Reinsurance Co.	23,709	233,242
KT Corp.	10,120	269,588
KT&G Corp.	8,220	590,081
LIG Non-Life Insurance Co. Ltd.	17,260	359,261
Lotte Samkang Co. Ltd.	908	424,815
Mando Corp.	1,687	252,704
Nong Shim Co. Ltd.	353	64,010
Orion Corp.	928	771,464
Paradise Co. Ltd.	46,267	560,623
Samsung C&T Corp.	6,692	387,869
Samsung Electronics Co. Ltd.	4,407	4,683,430
Samsung Heavy Industries Ltd.	25,510	847,771
Shinhan Financial Group Co. Ltd.	30,185	1,061,949
Silicon Works Co. Ltd.	3,837	98,668
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sung Kwang Bend Co. Ltd.	14,354	$ 245,759
TK Corp. (a)	6,292	134,437
TOTAL KOREA (SOUTH)		19,625,631
Mexico - 1.7%
CEMEX SA de CV sponsored ADR (d)	126,674	852,516
Grupo Financiero Banorte SAB de CV Series O	143,900	745,945
TOTAL MEXICO		1,598,461
Nigeria - 0.7%
Guaranty Trust Bank PLC GDR (Reg. S)	127,094	699,017
Panama - 0.7%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	2,600	55,718
Copa Holdings SA Class A	7,800	643,344
TOTAL PANAMA		699,062
Philippines - 1.4%
Bloomberry Resorts Corp. (a)	487,000	110,455
International Container Terminal Services, Inc.	151,600	265,743
Manila Water Co., Inc.	193,400	113,236
Philippine National Bank (a)	245,400	423,144
Security Bank Corp.	128,720	437,151
TOTAL PHILIPPINES		1,349,729
Poland - 0.1%
Bank Polska Kasa Opieki SA	3,300	150,061
Russia - 4.7%
Cherkizovo Group OJSC GDR (a)	22,002	234,321
M Video OJSC (a)	900	6,171
Mobile TeleSystems OJSC sponsored ADR	31,200	536,640
NOVATEK OAO GDR (Reg. S)	8,275	877,150
Rosneft Oil Co. OJSC	72,100	455,269
Sberbank (Savings Bank of the Russian Federation)	501,900	1,338,813
Tatneft OAO sponsored ADR	20,900	701,195
TNK-BP Holding (a)	148,800	343,810
TOTAL RUSSIA		4,493,369
Singapore - 0.6%
First Resources Ltd.	359,000	549,024
South Africa - 6.5%
African Bank Investments Ltd.	138,800	616,496
AngloGold Ashanti Ltd. sponsored ADR	10,600	364,004
Aspen Pharmacare Holdings Ltd.	12,695	195,434
AVI Ltd.	48,677	297,720
Barloworld Ltd.	57,600	570,719
Capitec Bank Holdings Ltd.	5,545	144,137

	Shares	Value
Exxaro Resources Ltd.	17,100	$ 397,580
Foschini Ltd.	42,723	668,991
Imperial Holdings Ltd.	37,630	791,731
Life Healthcare Group Holdings Ltd.	174,100	662,968
Mpact Ltd.	47,400	99,961
Mr Price Group Ltd.	40,800	558,577
PSG Group Ltd.	24,790	179,247
Sappi Ltd. (a)	147,207	494,294
Tongaat Hulett Ltd.	10,544	161,366
TOTAL SOUTH AFRICA		6,203,225
Taiwan - 4.9%
ASUSTeK Computer, Inc.	75,000	691,480
Catcher Technology Co. Ltd.	75,000	507,764
Chimei Innolux Corp. (a)	480,000	200,695
Chipbond Technology Corp.	140,000	189,652
HTC Corp.	33,057	437,786
Pegatron Corp.	387,000	512,135
Radiant Opto-Electronics Corp.	78,000	397,626
Taiwan Semiconductor Manufacturing Co. Ltd.	359,609	987,425
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	33,000	460,680
Unified-President Enterprises Corp.	180,000	291,066
TOTAL TAIWAN		4,676,309
Thailand - 4.7%
Advanced Info Service PCL (For. Reg.)	150,800	884,050
Asian Property Development PCL (For. Reg.)	1,113,500	256,512
Bangkok Bank Public Co. Ltd. (For. Reg.)	23,500	154,559
Bangkok Expressway PCL (For.Reg.)	466,000	359,808
Bumrungrad Hospital PCL (For. Reg.)	58,700	130,562
C.P. ALL PCL (For. Reg.)	125,600	141,676
Charoen Pokphand Foods PCL (For. Reg.)	376,600	460,702
Hemaraj Land & Development PCL	510,300	48,968
PTT Global Chemical PCL (For. Reg.)	144,280	254,436
PTT PCL (For. Reg.)	90,700	930,870
Siam Commercial Bank PCL (For. Reg.)	186,900	872,983
TOTAL THAILAND		4,495,126
Turkey - 2.0%
Coca-Cola Icecek A/S	13,660	211,490
Turk Hava Yollari AO	69,000	121,327
Turkiye Garanti Bankasi A/S	190,000	745,922
Turkiye Halk Bankasi A/S	77,902	609,518
Turkiye Is Bankasi A/S Series C	95,000	252,143
TOTAL TURKEY		1,940,400
United Arab Emirates - 0.2%
NMC Health PLC	60,781	181,341
United Kingdom - 1.8%
Afren PLC (a)	50,300	81,692
International Personal Finance PLC	152,470	570,949
Mondi PLC	11,402	97,322
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ophir Energy PLC	54,051	$ 490,981
Tullow Oil PLC	21,500	494,982
TOTAL UNITED KINGDOM		1,735,926
TOTAL COMMON STOCKS (Cost $85,608,099)		93,709,317
Nonconvertible Preferred Stocks - 0.7%

Russia - 0.7%
Surgutneftegaz JSC (Cost $758,535)	1,143,800	658,529
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(g) (Cost $67,416)	$ 65,000	67,412
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	362,829	362,829
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,990,185	2,990,185
TOTAL MONEY MARKET FUNDS (Cost $3,353,014)		3,353,014
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $89,787,064)		97,788,272
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(1,888,892)
NET ASSETS - 100%		$ 95,899,380
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $501,572 or 0.5% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,412 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 67,416
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 695
Fidelity Securities Lending Cash Central Fund	3,414
Total	$ 4,109
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,081,867	$ 2,910,861	$ 9,171,006	$ -
Consumer Staples	9,139,172	3,736,953	5,402,219	-
Energy	10,114,835	6,841,763	3,273,072	-
Financials	21,499,320	10,112,451	11,386,869	-
Health Care	1,568,323	1,437,761	130,562	-
Industrials	7,495,487	3,079,491	4,415,996	-
Information Technology	14,039,173	3,577,561	10,461,612	-
Materials	8,491,647	4,663,889	3,827,758	-
Telecommunication Services	6,042,554	536,640	5,505,914	-
Utilities	3,895,468	2,330,864	1,564,604	-
Corporate Bonds	67,412	-	-	67,412
Money Market Funds	3,353,014	3,353,014	-	-
Total Investments in Securities:	$ 97,788,272	$ 42,581,248	$ 55,139,612	$ 67,412

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 24,758,951
Level 2 to Level 1	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,991,068) - See accompanying schedule: Unaffiliated issuers (cost $86,434,050)	$ 94,435,258
Fidelity Central Funds (cost $3,353,014)	3,353,014
Total Investments (cost $89,787,064)		$ 97,788,272
Cash		273,080
Foreign currency held at value (cost $374,375)		375,252
Receivable for investments sold		2,413,923
Receivable for fund shares sold		50,873
Dividends receivable		445,357
Interest receivable		3,342
Distributions receivable from Fidelity Central Funds		1,001
Receivable from investment adviser for expense reductions		16,334
Other receivables		12,665
Total assets		101,380,099

Liabilities
Payable for investments purchased	$ 2,253,849
Payable for fund shares redeemed	63,784
Accrued management fee	62,320
Distribution and service plan fees payable	613
Other affiliated payables	13,851
Other payables and accrued expenses	96,117
Collateral on securities loaned, at value	2,990,185
Total liabilities		5,480,719

Net Assets		$ 95,899,380
Net Assets consist of:
Paid in capital		$ 98,706,725
Undistributed net investment income		580,446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,378,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,990,999
Net Assets		$ 95,899,380

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($38,763,369 ÷ 4,921,027 shares)	$ 7.88

Service Class: Net Asset Value, offering price and redemption price per share ($73,709 ÷ 9,332 shares)	$ 7.90

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,965,097 ÷ 375,692 shares)	$ 7.89

Initial Class R: Net Asset Value, offering price and redemption price per share ($12,322,476 ÷ 1,564,027 shares)	$ 7.88

Service Class 2R: Net Asset Value, offering price and redemption price per share ($73,355 ÷ 9,269 shares)	$ 7.91

Investor Class R: Net Asset Value, offering price and redemption price per share ($41,701,374 ÷ 5,312,277 shares)	$ 7.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,541,866
Interest		1,353
Income from Fidelity Central Funds		4,109
Income before foreign taxes withheld		1,547,328
Less foreign taxes withheld		(145,741)
Total income		1,401,587

Expenses
Management fee	$ 396,477
Transfer agent fees	58,103
Distribution and service plan fees	3,622
Accounting and security lending fees	25,638
Custodian fees and expenses	157,882
Independent trustees' compensation	314
Registration fees	1,999
Audit	43,302
Legal	212
Miscellaneous	464
Total expenses before reductions	688,013
Expense reductions	(153,218)	534,795
Net investment income (loss)		866,792
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,907,379)
Foreign currency transactions	(101,974)
Total net realized gain (loss)		(4,009,353)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,258,050
Assets and liabilities in foreign currencies	(8,197)
Total change in net unrealized appreciation (depreciation)		4,249,853
Net gain (loss)		240,500
Net increase (decrease) in net assets resulting from operations		$ 1,107,292

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 866,792	$ 1,327,997
Net realized gain (loss)	(4,009,353)	(3,657,254)
Change in net unrealized appreciation (depreciation)	4,249,853	(19,334,832)
Net increase (decrease) in net assets resulting from operations	1,107,292	(21,664,089)
Distributions to shareholders from net investment income	-	(988,101)
Share transactions - net increase (decrease)	6,121,724	7,482,418
Redemption fees	4,929	66,730
Total increase (decrease) in net assets	7,233,945	(15,103,042)

Net Assets
Beginning of period	88,665,435	103,768,477
End of period (including undistributed net investment income of $580,446 and distributions in excess of net investment income of $286,346, respectively)	$ 95,899,380	$ 88,665,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.74	$ 9.91	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.13	.09	.04	.13
Net realized and unrealized gain (loss)	.07	(2.22)	1.43	3.64	(5.19)
Total from investment operations	.14	(2.09)	1.52	3.68	(5.06)
Distributions from net investment income	-	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	-	(.04)	(.03)	-
Total distributions	-	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.02
Net asset value, end of period	$ 7.88	$ 7.74	$ 9.91	$ 8.51	$ 4.88
Total Return B,C,D	1.81%	(21.01)%	17.89%	75.40%	(50.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.31%	1.33%	2.85%	3.92% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.02%	1.04%	1.02%	1.02% A
Net investment income (loss)	1.81% A	1.46%	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,763	$ 29,478	$ 18,478	$ 250	$ 516
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.76	$ 9.94	$ 8.54	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.12	.08	.03	.12
Net realized and unrealized gain (loss)	.07	(2.23)	1.43	3.65	(5.19)
Total from investment operations	.14	(2.11)	1.51	3.68	(5.07)
Distributions from net investment income	-	(.08)	(.07)	- J	(.07)
Distributions from net realized gain	-	-	(.04)	(.02)	-
Total distributions	-	(.08)	(.11)	(.02)	(.07)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.02
Net asset value, end of period	$ 7.90	$ 7.76	$ 9.94	$ 8.54	$ 4.88
Total Return B,C,D	1.80%	(21.15)%	17.70%	75.49%	(50.53)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.40%	1.48%	3.02%	4.02% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.14% A	1.12%	1.14%	1.12%	1.12% A
Net investment income (loss)	1.71% A	1.35%	.95%	.50%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 72	$ 102	$ 118	$ 396
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.76	$ 9.95	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.11	.07	.02	.11
Net realized and unrealized gain (loss)	.07	(2.24)	1.43	3.66	(5.19)
Total from investment operations	.13	(2.13)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.07)	(.07)	-	(.06)
Distributions from net realized gain	-	-	(.04)	-	-
Total distributions	-	(.07)	(.11)	-	(.06)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.02
Net asset value, end of period	$ 7.89	$ 7.76	$ 9.95	$ 8.56	$ 4.88
Total Return B,C,D	1.68%	(21.30)%	17.57%	75.41%	(50.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.60% A	1.54%	1.59%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.30% A	1.27%	1.30%	1.27%	1.27% A
Net investment income (loss)	1.56% A	1.21%	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,965	$ 2,249	$ 1,348	$ 117	$ 395
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.74	$ 9.92	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.14	.09	.04	.11
Net realized and unrealized gain (loss)	.06	(2.24)	1.44	3.63	(5.16)
Total from investment operations	.14	(2.10)	1.53	3.67	(5.05)
Distributions from net investment income	-	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	-	(.04)	(.03)	-
Total distributions	-	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	- J	.01	.01
Net asset value, end of period	$ 7.88	$ 7.74	$ 9.92	$ 8.51	$ 4.88
Total Return B,C,D	1.81%	(21.09)%	18.01%	75.40%	(50.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.30%	1.35%	2.03%	3.71% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.04% A	1.02%	1.04%	1.02%	1.02% A
Net investment income (loss)	1.81% A	1.46%	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,322	$ 14,870	$ 30,649	$ 31,314	$ 3,158
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 9.97	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07	.02	.11
Net realized and unrealized gain (loss)	.05	(2.24)	1.43	3.66	(5.19)
Total from investment operations	.12	(2.13)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.06)	(.06)	-	(.06)
Distributions from net realized gain	-	-	(.04)	-	-
Total distributions	-	(.06)	(.09) K	-	(.06)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.02
Net asset value, end of period	$ 7.91	$ 7.79	$ 9.97	$ 8.56	$ 4.88
Total Return B,C,D	1.54%	(21.24)%	17.60%	75.41%	(50.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A	1.56%	1.63%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.29% A	1.27%	1.29%	1.27%	1.27% A
Net investment income (loss)	1.56% A	1.20%	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73	$ 72	$ 102	$ 117	$ 395
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.037 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 9.89	$ 8.50	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.13	.08	.04	.10
Net realized and unrealized gain (loss)	.06	(2.22)	1.43	3.63	(5.16)
Total from investment operations	.13	(2.09)	1.51	3.67	(5.06)
Distributions from net investment income	-	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	-	(.04)	(.03)	-
Total distributions	-	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	- J	.01	.01
Net asset value, end of period	$ 7.85	$ 7.72	$ 9.89	$ 8.50	$ 4.87
Total Return B,C,D	1.68%	(21.05)%	17.79%	75.56%	(50.55)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.38%	1.42%	2.07%	3.81% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18%	1.18% A
Expenses net of all reductions	1.12% A	1.10%	1.12%	1.10%	1.10% A
Net investment income (loss)	1.73% A	1.37%	.97%	.52%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,701	$ 41,924	$ 53,089	$ 40,070	$ 3,377
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,475,589
Gross unrealized depreciation	(4,846,070)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,629,519
Tax cost	$ 90,158,753

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	(773,916)
2017	(2,824,257)
Total with expiration	(3,598,173)
No expiration
Short-term	(2,961,209)
Total capital loss carryforward	$ (6,559,382)

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,757,430 and $90,597,004, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 39
Service Class 2	3,485
Service Class 2R	98
$ 3,622

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 14,636
Service Class	27
Service Class 2	994
Initial Class R	6,027
Service Class 2R	26
Investor Class R	36,393
$ 58,103

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,414, including $26 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 45,543
Service Class	1.20%	95
Service Class 2	1.35%	3,399
Initial Class R	1.10%	18,822
Service Class 2R	1.35%	95
Investor Class R	1.18%	57,889
		$ 125,843

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,375 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 323,395
Service Class	-	711
Service Class 2	-	19,808
Initial Class R	-	168,093
Service Class 2R	-	570
Investor Class R	-	475,524
Total	$ -	$ 988,101

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,345,168	2,281,553	$ 11,141,377	$ 20,021,746
Reinvestment of distributions	-	42,329	-	323,395
Shares redeemed	(233,010)	(378,716)	(1,948,145)	(3,524,273)
Net increase (decrease)	1,112,158	1,945,166	$ 9,193,232	$ 16,820,868
Service Class
Reinvestment of distributions	-	93	$ -	$ 711
Shares redeemed	-	(998)	-	(9,971)
Net increase (decrease)	-	(905)	$ -	$ (9,260)
Service Class 2
Shares sold	97,529	202,365	$ 817,721	$ 1,850,575
Reinvestment of distributions	-	2,586	-	19,808
Shares redeemed	(11,466)	(50,852)	(97,161)	(469,379)
Net increase (decrease)	86,063	154,099	$ 720,560	$ 1,401,004
Initial Class R
Shares sold	221,303	604,766	$ 1,861,661	$ 5,608,309
Reinvestment of distributions	-	22,002	-	168,093
Shares redeemed	(578,167)	(1,796,502)	(4,800,966)	(16,850,822)
Net increase (decrease)	(356,864)	(1,169,734)	$ (2,939,305)	$ (11,074,420)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Service Class 2R
Reinvestment of distributions	-	74	$ -	$ 570
Shares redeemed	-	(993)	-	(9,940)
Net increase (decrease)	-	(919)	$ -	$ (9,370)
Investor Class R
Shares sold	867,307	1,968,383	$ 7,233,922	$ 17,994,709
Reinvestment of distributions	-	62,405	-	475,524
Shares redeemed	(988,492)	(1,963,640)	(8,086,685)	(18,116,637)
Net increase (decrease)	(121,185)	67,148	$ (852,763)	$ 353,596

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 21% of the total outstanding shares of the Fund. The VIP Freedom Funds, VIP Freedom Lifetime Income Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 55% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 41% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEM-SANN-0812
1.858138.104

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio - Class R

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,018.10	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Service Class	1.20%
Actual		$ 1,000.00	$ 1,018.00	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,016.80	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,018.10	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,015.40	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,016.80	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2012
Korea (South)	20.5%
Brazil	9.8%
Indonesia	7.1%
South Africa	6.5%
Hong Kong	6.5%
Cayman Islands	6.4%
Russia	5.4%
Taiwan	4.9%
China	4.9%
Other*	28.0%

* Includes short term investments and other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2011
Korea (South)	19.4%
Brazil	15.1%
China	8.9%
Taiwan	6.9%
Hong Kong	6.1%
Indonesia	5.6%
India	5.2%
Russia	5.1%
South Africa	4.1%
Other*	23.6%

* Includes short term investments and other assets.
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	98.0
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	1.5	2.0
Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.9	4.6
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	2.4	2.0
Hyundai Motor Co. (Korea (South), Automobiles)	1.9	1.9
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.8	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.5	2.0
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.4	1.2
Kia Motors Corp. (Korea (South), Automobiles)	1.3	0.9
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	1.3	0.9
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	1.1	1.1
PT Astra International Tbk (Indonesia, Automobiles)	1.1	1.2
	18.7
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	22.1
Information Technology	14.8	11.9
Consumer Discretionary	12.7	10.6
Energy	10.6	13.7
Consumer Staples	9.4	8.6
Materials	9.1	10.8
Industrials	7.6	5.3
Telecommunication Services	6.3	9.1
Utilities	4.1	4.9
Health Care	1.6	1.0

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd. sponsored ADR	4,450	$ 400,545
Bermuda - 2.0%
African Minerals Ltd. (a)	42,628	211,635
Credicorp Ltd. (NY Shares)	7,500	944,175
Digital China Holdings Ltd. (H Shares)	249,000	438,796
Great Eagle Holdings Ltd.	128,000	329,605
Tai Fook Securities Group Ltd.	16,000	5,909
TOTAL BERMUDA		1,930,120
Brazil - 9.8%
Banco Do Est Rio Grande Sul SA	57,600	407,229
BR Malls Participacoes SA	56,600	648,145
BR Properties SA	25,300	298,536
Cielo SA	23,900	703,018
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	10,800	431,892
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	33,038	1,266,347
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	19,700	755,240
Companhia de Saneamento de Minas Gerais	20,000	433,159
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	7,975	146,900
Eletropaulo Metropolitana SA (PN-B)	22,000	277,560
Embraer SA sponsored ADR	8,823	234,074
Klabin SA (PN) (non-vtg.)	86,700	392,816
Localiza Rent A Car SA	28,600	432,168
Mills Estruturas e Servicos de Engenharia SA	12,100	166,273
MMX Mineracao e Metalicos SA (a)	47,000	81,668
Multiplan Empreendimentos Imobiliarios SA	17,900	438,120
Multiplus SA	27,500	645,843
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	8,050	146,027
Totvs SA	8,300	159,925
Ultrapar Participacoes SA	34,200	769,649
Vale SA (PN-A) sponsored ADR	29,974	584,793
TOTAL BRAZIL		9,419,382
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	61,303	188,179
Mail.ru Group Ltd. GDR (a)(e)	14,800	501,572
TOTAL BRITISH VIRGIN ISLANDS		689,751
Canada - 0.6%
Africa Oil Corp. (a)	7,100	54,674
First Quantum Minerals Ltd.	28,200	498,576
TOTAL CANADA		553,250

	Shares	Value
Cayman Islands - 6.4%
Baidu.com, Inc. sponsored ADR (a)	4,150	$ 477,167
Chailease Holding Co. Ltd.	100,000	146,530
China Liansu Group Holdings Ltd.	533,000	232,640
China Metal Recycling (Holdings) Ltd.	228,000	169,488
China Resources Land Ltd.	132,000	272,945
China Shanshui Cement Group Ltd.	663,000	457,403
Country Garden Holdings Co. Ltd.	45,572	18,096
Eurasia Drilling Co. Ltd. GDR (Reg. S)	16,153	411,902
Evergrande Real Estate Group Ltd.	210,000	108,758
Focus Media Holding Ltd. ADR (d)	16,200	380,376
KWG Property Holding Ltd.	159,500	102,004
Lee & Man Paper Manufacturing Ltd.	609,000	246,288
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	34,250	394,560
NetEase.com, Inc. sponsored ADR (a)	7,562	445,024
Shanda Games Ltd. sponsored ADR	65,700	262,800
Shenzhou International Group Holdings Ltd.	278,000	483,631
SINA Corp. (a)	3,581	185,532
SOHO China Ltd.	553,000	424,473
Tencent Holdings Ltd.	19,200	567,001
Vinda International Holdings Ltd.	252,000	376,324
TOTAL CAYMAN ISLANDS		6,162,942
Chile - 0.7%
CFR Pharmaceuticals SA	1,771,621	398,018
Compania Cervecerias Unidas SA sponsored ADR	500	31,180
Embotelladora Andina SA:
Class A	43,835	191,710
Class B	18,994	103,931
TOTAL CHILE		724,839
China - 4.9%
China Communications Construction Co. Ltd. (H Shares)	816,000	724,345
China Communications Services Corp. Ltd. (H Shares)	1,284,000	638,278
China Minsheng Banking Corp. Ltd. (H Shares)	1,072,500	960,391
China Railway Group Ltd. (H Shares)	239,000	100,926
China Ship Container Lines Co. Ltd. (H Shares) (a)	1,572,000	381,865
CITIC Securities Co. Ltd. (H Shares)	146,500	311,174
Great Wall Motor Co. Ltd. (H Shares)	360,000	725,813
Huadian Power International Corp. Ltd. (H Shares) (a)	1,530,000	466,886
Yantai Changyu Pioneer Wine Co. (B Shares)	53,040	358,466
TOTAL CHINA		4,668,144
Colombia - 1.7%
Almacenes Exito SA	23,746	393,419
Common Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA sponsored ADR	6,300	$ 389,592
Ecopetrol SA ADR (d)	14,938	833,391
TOTAL COLOMBIA		1,616,402
Czech Republic - 1.1%
Ceske Energeticke Zavody A/S (d)	17,500	604,769
Philip Morris CR A/S	743	413,577
TOTAL CZECH REPUBLIC		1,018,346
Hong Kong - 6.5%
China Mobile Ltd.	211,000	2,316,251
China Power International Development Ltd.	2,070,000	546,103
CNOOC Ltd.	856,000	1,725,798
Dah Chong Hong Holdings Ltd.	1,000	900
Galaxy Entertainment Group Ltd. (a)	79,000	198,753
Guangdong Investment Ltd.	762,000	551,615
Lenovo Group Ltd.	680,000	580,265
Shenzhen Investment Ltd.	212,000	50,320
Singamas Container Holdings Ltd.	1,034,000	225,465
TOTAL HONG KONG		6,195,470
India - 4.4%
Bharat Petroleum Corp. Ltd.	30,575	410,784
Cairn India Ltd. (a)	17,559	98,117
Hindustan Unilever Ltd.	84,198	691,587
ICICI Bank Ltd.	37,462	612,065
Jaypee Infratech Ltd.	107,980	104,377
Mahindra & Mahindra Financial Services Ltd.	27,326	320,455
Tata Motors Ltd.	166,928	735,710
Tata Steel Ltd.	90,126	723,980
Ultratech Cemco Ltd.	18,150	497,288
TOTAL INDIA		4,194,363
Indonesia - 7.1%
PT AKR Corporindo Tbk	116,000	43,360
PT Astra International Tbk	1,365,000	1,006,277
PT Bank Mandiri (Persero) Tbk	944,500	732,863
PT Bank Rakyat Indonesia Tbk	1,268,000	868,461
PT Bank Tabungan Negara Tbk	5,000	694
PT Bumi Serpong Damai Tbk	2,661,000	338,116
PT Ciputra Development Tbk	3,116,500	217,736
PT Gadjah Tunggal Tbk	579,000	141,661
PT Global Mediacom Tbk	888,000	144,690
PT Indocement Tunggal Prakarsa Tbk	282,000	525,581
PT Media Nusantara Citra Tbk	455,000	96,949
PT Mitra Adiperkasa Tbk	586,500	450,283
PT Pembangunan Perumahan Persero Tbk	639,500	41,896
PT Resource Alam Indonesia Tbk	237,500	107,503
PT Semen Gresik (Persero) Tbk	265,000	321,615

	Shares	Value
PT Summarecon Agung Tbk	1,909,000	$ 331,813
PT Telkomunikasi Indonesia Tbk Series B	453,500	396,216
PT Tower Bersama Infrastructure Tbk	1,769,500	619,901
PT Wijaya Karya Persero Tbk	434,500	49,089
PT XL Axiata Tbk	578,500	381,630
TOTAL INDONESIA		6,816,334
Ireland - 0.1%
Dragon Oil PLC	17,805	150,999
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	7,700	381,843
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan GDR unit (a)	3,700	18,393
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	21,983	371,513
TOTAL KAZAKHSTAN		389,906
Korea (South) - 20.5%
BS Financial Group, Inc.	40,760	457,300
CJ CheilJedang Corp.	2,194	628,925
CJ Corp.	2,540	179,053
Cosmax, Inc.	2,420	54,079
Daelim Industrial Co.	1,800	144,384
Dongbu Insurance Co. Ltd.	12,462	461,710
Hana Financial Group, Inc.	27,280	875,171
Hankook Tire Co. Ltd.	4,910	196,499
Hi-Mart Co. Ltd.	461	19,119
Hotel Shilla Co.	13,858	680,654
Hyundai Glovis Co. Ltd.	1,109	212,952
Hyundai Hysco Co. Ltd.	17,460	631,679
Hyundai Motor Co.	8,898	1,833,159
Hyundai Wia Corp.	2,398	359,493
Interflex Co. Ltd.	3,218	168,889
Kia Motors Corp.	19,414	1,284,088
Korea Investment Holdings Co. Ltd.	13,460	452,806
Korean Reinsurance Co.	23,709	233,242
KT Corp.	10,120	269,588
KT&G Corp.	8,220	590,081
LIG Non-Life Insurance Co. Ltd.	17,260	359,261
Lotte Samkang Co. Ltd.	908	424,815
Mando Corp.	1,687	252,704
Nong Shim Co. Ltd.	353	64,010
Orion Corp.	928	771,464
Paradise Co. Ltd.	46,267	560,623
Samsung C&T Corp.	6,692	387,869
Samsung Electronics Co. Ltd.	4,407	4,683,430
Samsung Heavy Industries Ltd.	25,510	847,771
Shinhan Financial Group Co. Ltd.	30,185	1,061,949
Silicon Works Co. Ltd.	3,837	98,668
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sung Kwang Bend Co. Ltd.	14,354	$ 245,759
TK Corp. (a)	6,292	134,437
TOTAL KOREA (SOUTH)		19,625,631
Mexico - 1.7%
CEMEX SA de CV sponsored ADR (d)	126,674	852,516
Grupo Financiero Banorte SAB de CV Series O	143,900	745,945
TOTAL MEXICO		1,598,461
Nigeria - 0.7%
Guaranty Trust Bank PLC GDR (Reg. S)	127,094	699,017
Panama - 0.7%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	2,600	55,718
Copa Holdings SA Class A	7,800	643,344
TOTAL PANAMA		699,062
Philippines - 1.4%
Bloomberry Resorts Corp. (a)	487,000	110,455
International Container Terminal Services, Inc.	151,600	265,743
Manila Water Co., Inc.	193,400	113,236
Philippine National Bank (a)	245,400	423,144
Security Bank Corp.	128,720	437,151
TOTAL PHILIPPINES		1,349,729
Poland - 0.1%
Bank Polska Kasa Opieki SA	3,300	150,061
Russia - 4.7%
Cherkizovo Group OJSC GDR (a)	22,002	234,321
M Video OJSC (a)	900	6,171
Mobile TeleSystems OJSC sponsored ADR	31,200	536,640
NOVATEK OAO GDR (Reg. S)	8,275	877,150
Rosneft Oil Co. OJSC	72,100	455,269
Sberbank (Savings Bank of the Russian Federation)	501,900	1,338,813
Tatneft OAO sponsored ADR	20,900	701,195
TNK-BP Holding (a)	148,800	343,810
TOTAL RUSSIA		4,493,369
Singapore - 0.6%
First Resources Ltd.	359,000	549,024
South Africa - 6.5%
African Bank Investments Ltd.	138,800	616,496
AngloGold Ashanti Ltd. sponsored ADR	10,600	364,004
Aspen Pharmacare Holdings Ltd.	12,695	195,434
AVI Ltd.	48,677	297,720
Barloworld Ltd.	57,600	570,719
Capitec Bank Holdings Ltd.	5,545	144,137

	Shares	Value
Exxaro Resources Ltd.	17,100	$ 397,580
Foschini Ltd.	42,723	668,991
Imperial Holdings Ltd.	37,630	791,731
Life Healthcare Group Holdings Ltd.	174,100	662,968
Mpact Ltd.	47,400	99,961
Mr Price Group Ltd.	40,800	558,577
PSG Group Ltd.	24,790	179,247
Sappi Ltd. (a)	147,207	494,294
Tongaat Hulett Ltd.	10,544	161,366
TOTAL SOUTH AFRICA		6,203,225
Taiwan - 4.9%
ASUSTeK Computer, Inc.	75,000	691,480
Catcher Technology Co. Ltd.	75,000	507,764
Chimei Innolux Corp. (a)	480,000	200,695
Chipbond Technology Corp.	140,000	189,652
HTC Corp.	33,057	437,786
Pegatron Corp.	387,000	512,135
Radiant Opto-Electronics Corp.	78,000	397,626
Taiwan Semiconductor Manufacturing Co. Ltd.	359,609	987,425
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	33,000	460,680
Unified-President Enterprises Corp.	180,000	291,066
TOTAL TAIWAN		4,676,309
Thailand - 4.7%
Advanced Info Service PCL (For. Reg.)	150,800	884,050
Asian Property Development PCL (For. Reg.)	1,113,500	256,512
Bangkok Bank Public Co. Ltd. (For. Reg.)	23,500	154,559
Bangkok Expressway PCL (For.Reg.)	466,000	359,808
Bumrungrad Hospital PCL (For. Reg.)	58,700	130,562
C.P. ALL PCL (For. Reg.)	125,600	141,676
Charoen Pokphand Foods PCL (For. Reg.)	376,600	460,702
Hemaraj Land & Development PCL	510,300	48,968
PTT Global Chemical PCL (For. Reg.)	144,280	254,436
PTT PCL (For. Reg.)	90,700	930,870
Siam Commercial Bank PCL (For. Reg.)	186,900	872,983
TOTAL THAILAND		4,495,126
Turkey - 2.0%
Coca-Cola Icecek A/S	13,660	211,490
Turk Hava Yollari AO	69,000	121,327
Turkiye Garanti Bankasi A/S	190,000	745,922
Turkiye Halk Bankasi A/S	77,902	609,518
Turkiye Is Bankasi A/S Series C	95,000	252,143
TOTAL TURKEY		1,940,400
United Arab Emirates - 0.2%
NMC Health PLC	60,781	181,341
United Kingdom - 1.8%
Afren PLC (a)	50,300	81,692
International Personal Finance PLC	152,470	570,949
Mondi PLC	11,402	97,322
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ophir Energy PLC	54,051	$ 490,981
Tullow Oil PLC	21,500	494,982
TOTAL UNITED KINGDOM		1,735,926
TOTAL COMMON STOCKS (Cost $85,608,099)		93,709,317
Nonconvertible Preferred Stocks - 0.7%

Russia - 0.7%
Surgutneftegaz JSC (Cost $758,535)	1,143,800	658,529
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(g) (Cost $67,416)	$ 65,000	67,412
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	362,829	362,829
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,990,185	2,990,185
TOTAL MONEY MARKET FUNDS (Cost $3,353,014)		3,353,014
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $89,787,064)		97,788,272
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(1,888,892)
NET ASSETS - 100%		$ 95,899,380
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $501,572 or 0.5% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,412 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 67,416
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 695
Fidelity Securities Lending Cash Central Fund	3,414
Total	$ 4,109
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,081,867	$ 2,910,861	$ 9,171,006	$ -
Consumer Staples	9,139,172	3,736,953	5,402,219	-
Energy	10,114,835	6,841,763	3,273,072	-
Financials	21,499,320	10,112,451	11,386,869	-
Health Care	1,568,323	1,437,761	130,562	-
Industrials	7,495,487	3,079,491	4,415,996	-
Information Technology	14,039,173	3,577,561	10,461,612	-
Materials	8,491,647	4,663,889	3,827,758	-
Telecommunication Services	6,042,554	536,640	5,505,914	-
Utilities	3,895,468	2,330,864	1,564,604	-
Corporate Bonds	67,412	-	-	67,412
Money Market Funds	3,353,014	3,353,014	-	-
Total Investments in Securities:	$ 97,788,272	$ 42,581,248	$ 55,139,612	$ 67,412

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 24,758,951
Level 2 to Level 1	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,991,068) - See accompanying schedule: Unaffiliated issuers (cost $86,434,050)	$ 94,435,258
Fidelity Central Funds (cost $3,353,014)	3,353,014
Total Investments (cost $89,787,064)		$ 97,788,272
Cash		273,080
Foreign currency held at value (cost $374,375)		375,252
Receivable for investments sold		2,413,923
Receivable for fund shares sold		50,873
Dividends receivable		445,357
Interest receivable		3,342
Distributions receivable from Fidelity Central Funds		1,001
Receivable from investment adviser for expense reductions		16,334
Other receivables		12,665
Total assets		101,380,099

Liabilities
Payable for investments purchased	$ 2,253,849
Payable for fund shares redeemed	63,784
Accrued management fee	62,320
Distribution and service plan fees payable	613
Other affiliated payables	13,851
Other payables and accrued expenses	96,117
Collateral on securities loaned, at value	2,990,185
Total liabilities		5,480,719

Net Assets		$ 95,899,380
Net Assets consist of:
Paid in capital		$ 98,706,725
Undistributed net investment income		580,446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,378,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,990,999
Net Assets		$ 95,899,380

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($38,763,369 ÷ 4,921,027 shares)	$ 7.88

Service Class: Net Asset Value, offering price and redemption price per share ($73,709 ÷ 9,332 shares)	$ 7.90

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,965,097 ÷ 375,692 shares)	$ 7.89

Initial Class R: Net Asset Value, offering price and redemption price per share ($12,322,476 ÷ 1,564,027 shares)	$ 7.88

Service Class 2R: Net Asset Value, offering price and redemption price per share ($73,355 ÷ 9,269 shares)	$ 7.91

Investor Class R: Net Asset Value, offering price and redemption price per share ($41,701,374 ÷ 5,312,277 shares)	$ 7.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,541,866
Interest		1,353
Income from Fidelity Central Funds		4,109
Income before foreign taxes withheld		1,547,328
Less foreign taxes withheld		(145,741)
Total income		1,401,587

Expenses
Management fee	$ 396,477
Transfer agent fees	58,103
Distribution and service plan fees	3,622
Accounting and security lending fees	25,638
Custodian fees and expenses	157,882
Independent trustees' compensation	314
Registration fees	1,999
Audit	43,302
Legal	212
Miscellaneous	464
Total expenses before reductions	688,013
Expense reductions	(153,218)	534,795
Net investment income (loss)		866,792
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,907,379)
Foreign currency transactions	(101,974)
Total net realized gain (loss)		(4,009,353)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,258,050
Assets and liabilities in foreign currencies	(8,197)
Total change in net unrealized appreciation (depreciation)		4,249,853
Net gain (loss)		240,500
Net increase (decrease) in net assets resulting from operations		$ 1,107,292

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 866,792	$ 1,327,997
Net realized gain (loss)	(4,009,353)	(3,657,254)
Change in net unrealized appreciation (depreciation)	4,249,853	(19,334,832)
Net increase (decrease) in net assets resulting from operations	1,107,292	(21,664,089)
Distributions to shareholders from net investment income	-	(988,101)
Share transactions - net increase (decrease)	6,121,724	7,482,418
Redemption fees	4,929	66,730
Total increase (decrease) in net assets	7,233,945	(15,103,042)

Net Assets
Beginning of period	88,665,435	103,768,477
End of period (including undistributed net investment income of $580,446 and distributions in excess of net investment income of $286,346, respectively)	$ 95,899,380	$ 88,665,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.74	$ 9.91	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.13	.09	.04	.13
Net realized and unrealized gain (loss)	.07	(2.22)	1.43	3.64	(5.19)
Total from investment operations	.14	(2.09)	1.52	3.68	(5.06)
Distributions from net investment income	-	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	-	(.04)	(.03)	-
Total distributions	-	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.02
Net asset value, end of period	$ 7.88	$ 7.74	$ 9.91	$ 8.51	$ 4.88
Total Return B,C,D	1.81%	(21.01)%	17.89%	75.40%	(50.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.31%	1.33%	2.85%	3.92% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.05% A	1.02%	1.04%	1.02%	1.02% A
Net investment income (loss)	1.81% A	1.46%	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,763	$ 29,478	$ 18,478	$ 250	$ 516
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.76	$ 9.94	$ 8.54	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.12	.08	.03	.12
Net realized and unrealized gain (loss)	.07	(2.23)	1.43	3.65	(5.19)
Total from investment operations	.14	(2.11)	1.51	3.68	(5.07)
Distributions from net investment income	-	(.08)	(.07)	- J	(.07)
Distributions from net realized gain	-	-	(.04)	(.02)	-
Total distributions	-	(.08)	(.11)	(.02)	(.07)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.02
Net asset value, end of period	$ 7.90	$ 7.76	$ 9.94	$ 8.54	$ 4.88
Total Return B,C,D	1.80%	(21.15)%	17.70%	75.49%	(50.53)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.40%	1.48%	3.02%	4.02% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.14% A	1.12%	1.14%	1.12%	1.12% A
Net investment income (loss)	1.71% A	1.35%	.95%	.50%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 72	$ 102	$ 118	$ 396
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.76	$ 9.95	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.11	.07	.02	.11
Net realized and unrealized gain (loss)	.07	(2.24)	1.43	3.66	(5.19)
Total from investment operations	.13	(2.13)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.07)	(.07)	-	(.06)
Distributions from net realized gain	-	-	(.04)	-	-
Total distributions	-	(.07)	(.11)	-	(.06)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.02
Net asset value, end of period	$ 7.89	$ 7.76	$ 9.95	$ 8.56	$ 4.88
Total Return B,C,D	1.68%	(21.30)%	17.57%	75.41%	(50.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.60% A	1.54%	1.59%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.30% A	1.27%	1.30%	1.27%	1.27% A
Net investment income (loss)	1.56% A	1.21%	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,965	$ 2,249	$ 1,348	$ 117	$ 395
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.74	$ 9.92	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.14	.09	.04	.11
Net realized and unrealized gain (loss)	.06	(2.24)	1.44	3.63	(5.16)
Total from investment operations	.14	(2.10)	1.53	3.67	(5.05)
Distributions from net investment income	-	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	-	(.04)	(.03)	-
Total distributions	-	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	- J	.01	.01
Net asset value, end of period	$ 7.88	$ 7.74	$ 9.92	$ 8.51	$ 4.88
Total Return B,C,D	1.81%	(21.09)%	18.01%	75.40%	(50.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A	1.30%	1.35%	2.03%	3.71% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.04% A	1.02%	1.04%	1.02%	1.02% A
Net investment income (loss)	1.81% A	1.46%	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,322	$ 14,870	$ 30,649	$ 31,314	$ 3,158
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 9.97	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07	.02	.11
Net realized and unrealized gain (loss)	.05	(2.24)	1.43	3.66	(5.19)
Total from investment operations	.12	(2.13)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.06)	(.06)	-	(.06)
Distributions from net realized gain	-	-	(.04)	-	-
Total distributions	-	(.06)	(.09) K	-	(.06)
Redemption fees added to paid in capital E	- J	.01	- J	- J	.02
Net asset value, end of period	$ 7.91	$ 7.79	$ 9.97	$ 8.56	$ 4.88
Total Return B,C,D	1.54%	(21.24)%	17.60%	75.41%	(50.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A	1.56%	1.63%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.29% A	1.27%	1.29%	1.27%	1.27% A
Net investment income (loss)	1.56% A	1.20%	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73	$ 72	$ 102	$ 117	$ 395
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.037 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 9.89	$ 8.50	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.13	.08	.04	.10
Net realized and unrealized gain (loss)	.06	(2.22)	1.43	3.63	(5.16)
Total from investment operations	.13	(2.09)	1.51	3.67	(5.06)
Distributions from net investment income	-	(.09)	(.08)	(.02)	(.08)
Distributions from net realized gain	-	-	(.04)	(.03)	-
Total distributions	-	(.09)	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	.01	- J	.01	.01
Net asset value, end of period	$ 7.85	$ 7.72	$ 9.89	$ 8.50	$ 4.87
Total Return B,C,D	1.68%	(21.05)%	17.79%	75.56%	(50.55)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.38%	1.42%	2.07%	3.81% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18%	1.18% A
Expenses net of all reductions	1.12% A	1.10%	1.12%	1.10%	1.10% A
Net investment income (loss)	1.73% A	1.37%	.97%	.52%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,701	$ 41,924	$ 53,089	$ 40,070	$ 3,377
Portfolio turnover rate G	188% A	151%	100%	70%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period January 23, 2008 (commencement of operations) to December 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,475,589
Gross unrealized depreciation	(4,846,070)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,629,519
Tax cost	$ 90,158,753

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	(773,916)
2017	(2,824,257)
Total with expiration	(3,598,173)
No expiration
Short-term	(2,961,209)
Total capital loss carryforward	$ (6,559,382)

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,757,430 and $90,597,004, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 39
Service Class 2	3,485
Service Class 2R	98
$ 3,622

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 14,636
Service Class	27
Service Class 2	994
Initial Class R	6,027
Service Class 2R	26
Investor Class R	36,393
$ 58,103

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,414, including $26 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 45,543
Service Class	1.20%	95
Service Class 2	1.35%	3,399
Initial Class R	1.10%	18,822
Service Class 2R	1.35%	95
Investor Class R	1.18%	57,889
		$ 125,843

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,375 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 323,395
Service Class	-	711
Service Class 2	-	19,808
Initial Class R	-	168,093
Service Class 2R	-	570
Investor Class R	-	475,524
Total	$ -	$ 988,101

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,345,168	2,281,553	$ 11,141,377	$ 20,021,746
Reinvestment of distributions	-	42,329	-	323,395
Shares redeemed	(233,010)	(378,716)	(1,948,145)	(3,524,273)
Net increase (decrease)	1,112,158	1,945,166	$ 9,193,232	$ 16,820,868
Service Class
Reinvestment of distributions	-	93	$ -	$ 711
Shares redeemed	-	(998)	-	(9,971)
Net increase (decrease)	-	(905)	$ -	$ (9,260)
Service Class 2
Shares sold	97,529	202,365	$ 817,721	$ 1,850,575
Reinvestment of distributions	-	2,586	-	19,808
Shares redeemed	(11,466)	(50,852)	(97,161)	(469,379)
Net increase (decrease)	86,063	154,099	$ 720,560	$ 1,401,004
Initial Class R
Shares sold	221,303	604,766	$ 1,861,661	$ 5,608,309
Reinvestment of distributions	-	22,002	-	168,093
Shares redeemed	(578,167)	(1,796,502)	(4,800,966)	(16,850,822)
Net increase (decrease)	(356,864)	(1,169,734)	$ (2,939,305)	$ (11,074,420)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Service Class 2R
Reinvestment of distributions	-	74	$ -	$ 570
Shares redeemed	-	(993)	-	(9,940)
Net increase (decrease)	-	(919)	$ -	$ (9,370)
Investor Class R
Shares sold	867,307	1,968,383	$ 7,233,922	$ 17,994,709
Reinvestment of distributions	-	62,405	-	475,524
Shares redeemed	(988,492)	(1,963,640)	(8,086,685)	(18,116,637)
Net increase (decrease)	(121,185)	67,148	$ (852,763)	$ 353,596

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 21% of the total outstanding shares of the Fund. The VIP Freedom Funds, VIP Freedom Lifetime Income Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 55% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 41% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEMR-SANN-0812
1.872305.104

Fidelity® Variable Insurance Products:
Energy Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.69%
Actual		$ 1,000.00	$ 951.60	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,021.43	$ 3.47
Service Class 2.94%
Actual		$ 1,000.00	$ 950.30	$ 4.56
Hypothetical A		$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class	.77%
Actual		$ 1,000.00	$ 951.50	$ 3.74
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	18.3	16.2
Occidental Petroleum Corp.	7.8	7.5
Exxon Mobil Corp.	7.1	7.7
National Oilwell Varco, Inc.	4.5	3.9
EQT Corp.	3.5	0.0
Hess Corp.	3.1	5.1
Cabot Oil & Gas Corp.	2.9	0.1
Schlumberger Ltd.	2.5	5.5
Noble Corp.	2.4	1.4
Royal Dutch Shell PLC Class A sponsored ADR	2.3	0.0
	54.4
Top Industries (% of fund's net assets)
As of June 30, 2012
Oil, Gas & Consumable Fuels	74.5%
Energy Equipment & Services	20.5%
Chemicals	0.5%
Construction & Engineering	0.4%
Hotels, Restaurants & Leisure	0.0%
All Others*	4.1%

As of December 31, 2011
Oil, Gas & Consumable Fuels	72.2%
Energy Equipment & Services	25.7%
Chemicals	1.2%
Construction & Engineering	0.5%
All Others*	0.4%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
LyondellBasell Industries NV Class A	41,290	$ 1,662,748
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	76,943	1,333,422
ENERGY EQUIPMENT & SERVICES - 20.5%
Oil & Gas Drilling - 6.5%
Discovery Offshore S.A. (a)(e)	392,110	626,200
Ensco PLC Class A	111,376	5,231,331
Noble Corp.	229,670	7,471,165
Northern Offshore Ltd.	173,621	264,139
Ocean Rig UDW, Inc. (United States)	81,400	1,099,714
Parker Drilling Co. (a)	180,805	815,431
Rowan Companies PLC (a)	110,300	3,565,999
Tuscany International Drilling, Inc. (a)	554,500	215,134
Vantage Drilling Co. (a)	490,300	735,450
		20,024,563
Oil & Gas Equipment & Services - 14.0%
Cal Dive International, Inc. (a)	88,736	257,334
Compagnie Generale de Geophysique SA (a)	62,800	1,624,305
FMC Technologies, Inc. (a)	29,600	1,161,208
Fugro NV (Certificaten Van Aandelen) unit	91,742	5,541,429
Gulfmark Offshore, Inc. Class A (a)	59,173	2,014,249
Halliburton Co.	119,755	3,399,844
McDermott International, Inc. (a)	88,391	984,676
National Oilwell Varco, Inc.	215,155	13,864,588
Oil States International, Inc. (a)	42,710	2,827,402
Schlumberger Ltd.	119,661	7,767,196
Schoeller-Bleckmann Oilfield Equipment AG	4,418	356,704
Superior Energy Services, Inc. (a)	41,554	840,637
Total Energy Services, Inc.	27,900	394,343
Weatherford International Ltd. (a)	163,642	2,066,798
		43,100,713
TOTAL ENERGY EQUIPMENT & SERVICES		63,125,276
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	34,746	0
OIL, GAS & CONSUMABLE FUELS - 74.5%
Coal & Consumable Fuels - 1.4%
Cloud Peak Energy, Inc. (a)	46,500	786,315
Peabody Energy Corp.	149,057	3,654,878
		4,441,193

	Shares	Value
Integrated Oil & Gas - 41.5%
Chevron Corp.	536,310	$ 56,580,707
Exxon Mobil Corp.	255,708	21,880,934
Hess Corp.	223,736	9,721,329
InterOil Corp. (a)	8,600	599,420
Murphy Oil Corp.	59,910	3,012,874
Occidental Petroleum Corp.	282,586	24,237,401
Royal Dutch Shell PLC Class A sponsored ADR	105,082	7,085,679
Suncor Energy, Inc.	176,900	5,115,348
		128,233,692
Oil & Gas Exploration & Production - 24.0%
Anadarko Petroleum Corp.	75,315	4,985,853
Apache Corp.	68,442	6,015,367
Atlas Resource Partners LP	731	19,737
Bill Barrett Corp. (a)	13,900	297,738
BPZ Energy, Inc. (a)	131,626	333,014
C&C Energia Ltd. (a)	61,000	332,531
Cabot Oil & Gas Corp.	227,975	8,982,215
Carrizo Oil & Gas, Inc. (a)	13,600	319,736
Cobalt International Energy, Inc. (a)	69,687	1,637,645
Comstock Resources, Inc. (a)	131,200	2,154,304
Concho Resources, Inc. (a)	4,600	391,552
EOG Resources, Inc.	48,132	4,337,175
EQT Corp.	200,174	10,735,332
EV Energy Partners LP	30,319	1,529,897
EXCO Resources, Inc. (d)	106,600	809,094
Gran Tierra Energy, Inc. (Canada) (a)	382,400	1,870,496
Halcon Resources Corp. (f)	150,000	1,416,000
Harvest Natural Resources, Inc. (a)	64,400	550,620
Kodiak Oil & Gas Corp. (a)	41,000	336,610
Marathon Oil Corp.	119,155	3,046,793
Midstates Petroleum Co., Inc.	31,300	303,923
Noble Energy, Inc.	73,406	6,226,297
Painted Pony Petroleum Ltd. (a)(e)	2,500	18,048
Pioneer Natural Resources Co.	70,134	6,186,520
Plains Exploration & Production Co. (a)	57,600	2,026,368
Rosetta Resources, Inc. (a)	81,384	2,981,910
SM Energy Co.	69,108	3,393,894
Southwestern Energy Co. (a)	78,100	2,493,733
TAG Oil Ltd. (a)	35,800	259,155
TAG Oil Ltd. (e)	5,900	42,710
		74,034,267
Oil & Gas Refining & Marketing - 5.5%
Calumet Specialty Products Partners LP	60,430	1,437,025
Marathon Petroleum Corp.	133,873	6,013,575
Tesoro Corp. (a)	268,277	6,696,194
Valero Energy Corp.	113,466	2,740,204
		16,886,998
Oil & Gas Storage & Transport - 2.1%
Atlas Energy LP	16,063	490,082
Atlas Pipeline Partners, LP	54,860	1,710,535
Cheniere Energy, Inc. (a)	62,845	926,335
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Markwest Energy Partners LP	17,800	$ 877,718
Tesoro Logistics LP	9,300	315,270
Williams Companies, Inc.	75,385	2,172,596
		6,492,536
TOTAL OIL, GAS & CONSUMABLE FUELS		230,088,686
TOTAL COMMON STOCKS (Cost $300,414,641)		296,210,132
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.17% (b)	13,327,853	13,327,853
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	488,384	488,384
TOTAL MONEY MARKET FUNDS (Cost $13,816,237)		13,816,237
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $314,230,878)		310,026,369
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,264,658)
NET ASSETS - 100%		$ 308,761,711
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $686,958 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,416,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 1,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,035
Fidelity Securities Lending Cash Central Fund	22,180
Total	$ 24,215
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 296,210,132	$ 293,959,627	$ 1,624,305	$ 626,200
Money Market Funds	13,816,237	13,816,237	-	-
Total Investments in Securities:	$ 310,026,369	$ 307,775,864	$ 1,624,305	$ 626,200
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.4%
United Kingdom	5.1%
Switzerland	3.5%
Curacao	2.5%
Canada	2.4%
Netherlands	2.3%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $463,354) - See accompanying schedule: Unaffiliated issuers (cost $300,414,641)	$ 296,210,132
Fidelity Central Funds (cost $13,816,237)	13,816,237
Total Investments (cost $314,230,878)		$ 310,026,369
Cash		34,653
Receivable for investments sold		2,364,159
Receivable for fund shares sold		805,773
Dividends receivable		217,597
Distributions receivable from Fidelity Central Funds		5,249
Other receivables		6,357
Total assets		313,460,157

Liabilities
Payable for investments purchased	$ 3,800,989
Payable for fund shares redeemed	182,578
Accrued management fee	138,914
Distribution and service plan fees payable	22,952
Other affiliated payables	39,333
Other payables and accrued expenses	25,296
Collateral on securities loaned, at value	488,384
Total liabilities		4,698,446

Net Assets		$ 308,761,711
Net Assets consist of:
Paid in capital		$ 341,229,715
Undistributed net investment income		1,256,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,519,811)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,204,513)
Net Assets		$ 308,761,711

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($103,831,388 ÷ 5,800,799 shares)	$ 17.90

Service Class 2: Net Asset Value, offering price and redemption price per share ($112,945,733 ÷ 6,348,424 shares)	$ 17.79

Investor Class: Net Asset Value, offering price and redemption price per share ($91,984,590 ÷ 5,151,042 shares)	$ 17.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,685,563
Income from Fidelity Central Funds		24,215
Total income		2,709,778

Expenses
Management fee	$ 1,001,361
Transfer agent fees	174,286
Distribution and service plan fees	160,478
Accounting and security lending fees	69,969
Custodian fees and expenses	12,867
Independent trustees' compensation	1,178
Audit	18,424
Legal	821
Miscellaneous	2,156
Total expenses before reductions	1,441,540
Expense reductions	(10,914)	1,430,626
Net investment income (loss)		1,279,152
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,281,598
Foreign currency transactions	(2,890)
Total net realized gain (loss)		1,278,708
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,838,343)
Assets and liabilities in foreign currencies	(46)
Total change in net unrealized appreciation (depreciation)		(18,838,389)
Net gain (loss)		(17,559,681)
Net increase (decrease) in net assets resulting from operations		$ (16,280,529)

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,279,152	$ 3,804,412
Net realized gain (loss)	1,278,708	34,178,920
Change in net unrealized appreciation (depreciation)	(18,838,389)	(63,152,243)
Net increase (decrease) in net assets resulting from operations	(16,280,529)	(25,168,911)
Distributions to shareholders from net investment income	-	(3,961,918)
Share transactions - net increase (decrease)	(36,382,903)	8,835,144
Redemption fees	37,297	184,377
Total increase (decrease) in net assets	(52,626,135)	(20,111,308)

Net Assets
Beginning of period	361,387,846	381,499,154
End of period (including undistributed net investment income of $1,256,320 and distributions in excess of net investment income of $22,832, respectively)	$ 308,761,711	$ 361,387,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.81	$ 20.05	$ 16.88	$ 11.46	$ 26.55	$ 19.04
Income from Investment Operations
Net investment income (loss) E	.08	.21	.11	.07	.03	.07
Net realized and unrealized gain (loss)	(.99)	(1.23)	3.16	5.41	(14.31)	8.62
Total from investment operations	(.91)	(1.02)	3.27	5.48	(14.28)	8.69
Distributions from net investment income	-	(.23)	(.11)	(.07)	(.03)	(.06)
Distributions from net realized gain	-	-	-	-	(.80)	(1.13)
Total distributions	-	(.23)	(.11)	(.07)	(.83)	(1.19)
Redemption fees added to paid in capital E	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 17.90	$ 18.81	$ 20.05	$ 16.88	$ 11.46	$ 26.55
Total Return B,C,D	(4.84)%	(4.99)%	19.45%	47.90%	(54.26)%	45.97%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.69%	.70%	.71%	.70%	.70%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.71%	.70%	.70%
Expenses net of all reductions	.68% A	.68%	.69%	.70%	.69%	.70%
Net investment income (loss)	.83% A	1.00%	.65%	.47%	.13%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,831	$ 126,723	$ 148,774	$ 152,028	$ 117,940	$ 355,854
Portfolio turnover rate G	86% A	94%	105%	113%	130%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.72	$ 19.94	$ 16.79	$ 11.40	$ 26.44	$ 18.98
Income from Investment Operations
Net investment income (loss) E	.06	.16	.07	.03	(.03)	.02
Net realized and unrealized gain (loss)	(.99)	(1.21)	3.13	5.38	(14.23)	8.58
Total from investment operations	(.93)	(1.05)	3.20	5.41	(14.26)	8.60
Distributions from net investment income	-	(.18)	(.06)	(.03)	-	(.02)
Distributions from net realized gain	-	-	-	-	(.80)	(1.13)
Total distributions	-	(.18)	(.06)	(.03)	(.80)	(1.15)
Redemption fees added to paid in capital E	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 17.79	$ 18.72	$ 19.94	$ 16.79	$ 11.40	$ 26.44
Total Return B,C,D	(4.97)%	(5.20)%	19.16%	47.57%	(54.40)%	45.64%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.94%	.95%	.96%	.95%	.95%
Expenses net of fee waivers, if any	.94% A	.93%	.94%	.96%	.95%	.95%
Expenses net of all reductions	.93% A	.93%	.94%	.95%	.94%	.94%
Net investment income (loss)	.58% A	.75%	.40%	.22%	(.12)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,946	$ 127,187	$ 129,043	$ 125,669	$ 90,109	$ 193,887
Portfolio turnover rate G	86% A	94%	105%	113%	130%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.77	$ 20.01	$ 16.85	$ 11.44	$ 26.49	$ 19.00
Income from Investment Operations
Net investment income (loss) E	.07	.19	.09	.05	.01	.05
Net realized and unrealized gain (loss)	(.98)	(1.23)	3.16	5.41	(14.28)	8.61
Total from investment operations	(.91)	(1.04)	3.25	5.46	(14.27)	8.66
Distributions from net investment income	-	(.21)	(.10)	(.06)	- I	(.05)
Distributions from net realized gain	-	-	-	-	(.80)	(1.13)
Total distributions	-	(.21)	(.10)	(.06)	(.80)	(1.18)
Redemption fees added to paid in capital E	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 17.86	$ 18.77	$ 20.01	$ 16.85	$ 11.44	$ 26.49
Total Return B,C,D	(4.85)%	(5.09)%	19.34%	47.79%	(54.32)%	45.88%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.77%	.79%	.81%	.79%	.81%
Expenses net of fee waivers, if any	.77% A	.77%	.78%	.81%	.79%	.81%
Expenses net of all reductions	.77% A	.77%	.77%	.80%	.78%	.81%
Net investment income (loss)	.74% A	.92%	.57%	.37%	.04%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,985	$ 107,479	$ 103,682	$ 89,921	$ 55,256	$ 131,198
Portfolio turnover rate G	86% A	94%	105%	113%	130%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,672,210
Gross unrealized depreciation	(38,717,567)
Net unrealized appreciation (depreciation) on securities and other investments	$ (7,045,357)

Tax cost	$ 317,071,726

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (19,894,860)
2018	(7,754,729)
Total capital loss carryforward	$ (27,649,589)

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares, and Investor Class shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,230,534 and $196,733,456, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $160,478.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 44,964
Service Class 2	45,309
Investor Class	84,013
$ 174,286

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,735 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $569 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,180. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,914 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 1,547,182
Service Class 2	-	1,203,739
Investor Class	-	1,210,997
Total	$ -	$ 3,961,918

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	212,339	1,574,590	$ 4,164,132	$ 33,949,092
Reinvestment of distributions	-	85,265	-	1,547,182
Shares redeemed	(1,148,116)	(2,344,843)	(21,898,108)	(48,318,203)
Net increase (decrease)	(935,777)	(684,988)	$ (17,733,976)	$ (12,821,929)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Service Class 2
Shares sold	485,268	1,956,741	$ 9,590,830	$ 41,895,225
Reinvestment of distributions	-	66,560	-	1,203,739
Shares redeemed	(930,849)	(1,700,278)	(17,657,016)	(34,316,363)
Net increase (decrease)	(445,581)	323,023	$ (8,066,186)	$ 8,782,601
Investor Class
Shares sold	397,300	2,182,108	$ 7,809,667	$ 46,827,100
Reinvestment of distributions	-	66,898	-	1,210,997
Shares redeemed	(970,879)	(1,706,869)	(18,392,408)	(35,163,625)
Net increase (decrease)	(573,579)	542,137	$ (10,582,741)	$ 12,874,472

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 63% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 37% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VNRIC-SANN-0812
1.817382.107

Fidelity® Variable Insurance Products:
Energy Portfolio: Service Class 2

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.69%
Actual		$ 1,000.00	$ 951.60	$ 3.35
Hypothetical A		$ 1,000.00	$ 1,021.43	$ 3.47
Service Class 2.94%
Actual		$ 1,000.00	$ 950.30	$ 4.56
Hypothetical A		$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class	.77%
Actual		$ 1,000.00	$ 951.50	$ 3.74
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	18.3	16.2
Occidental Petroleum Corp.	7.8	7.5
Exxon Mobil Corp.	7.1	7.7
National Oilwell Varco, Inc.	4.5	3.9
EQT Corp.	3.5	0.0
Hess Corp.	3.1	5.1
Cabot Oil & Gas Corp.	2.9	0.1
Schlumberger Ltd.	2.5	5.5
Noble Corp.	2.4	1.4
Royal Dutch Shell PLC Class A sponsored ADR	2.3	0.0
	54.4
Top Industries (% of fund's net assets)
As of June 30, 2012
Oil, Gas & Consumable Fuels	74.5%
Energy Equipment & Services	20.5%
Chemicals	0.5%
Construction & Engineering	0.4%
Hotels, Restaurants & Leisure	0.0%
All Others*	4.1%

As of December 31, 2011
Oil, Gas & Consumable Fuels	72.2%
Energy Equipment & Services	25.7%
Chemicals	1.2%
Construction & Engineering	0.5%
All Others*	0.4%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
LyondellBasell Industries NV Class A	41,290	$ 1,662,748
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	76,943	1,333,422
ENERGY EQUIPMENT & SERVICES - 20.5%
Oil & Gas Drilling - 6.5%
Discovery Offshore S.A. (a)(e)	392,110	626,200
Ensco PLC Class A	111,376	5,231,331
Noble Corp.	229,670	7,471,165
Northern Offshore Ltd.	173,621	264,139
Ocean Rig UDW, Inc. (United States)	81,400	1,099,714
Parker Drilling Co. (a)	180,805	815,431
Rowan Companies PLC (a)	110,300	3,565,999
Tuscany International Drilling, Inc. (a)	554,500	215,134
Vantage Drilling Co. (a)	490,300	735,450
		20,024,563
Oil & Gas Equipment & Services - 14.0%
Cal Dive International, Inc. (a)	88,736	257,334
Compagnie Generale de Geophysique SA (a)	62,800	1,624,305
FMC Technologies, Inc. (a)	29,600	1,161,208
Fugro NV (Certificaten Van Aandelen) unit	91,742	5,541,429
Gulfmark Offshore, Inc. Class A (a)	59,173	2,014,249
Halliburton Co.	119,755	3,399,844
McDermott International, Inc. (a)	88,391	984,676
National Oilwell Varco, Inc.	215,155	13,864,588
Oil States International, Inc. (a)	42,710	2,827,402
Schlumberger Ltd.	119,661	7,767,196
Schoeller-Bleckmann Oilfield Equipment AG	4,418	356,704
Superior Energy Services, Inc. (a)	41,554	840,637
Total Energy Services, Inc.	27,900	394,343
Weatherford International Ltd. (a)	163,642	2,066,798
		43,100,713
TOTAL ENERGY EQUIPMENT & SERVICES		63,125,276
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	34,746	0
OIL, GAS & CONSUMABLE FUELS - 74.5%
Coal & Consumable Fuels - 1.4%
Cloud Peak Energy, Inc. (a)	46,500	786,315
Peabody Energy Corp.	149,057	3,654,878
		4,441,193

	Shares	Value
Integrated Oil & Gas - 41.5%
Chevron Corp.	536,310	$ 56,580,707
Exxon Mobil Corp.	255,708	21,880,934
Hess Corp.	223,736	9,721,329
InterOil Corp. (a)	8,600	599,420
Murphy Oil Corp.	59,910	3,012,874
Occidental Petroleum Corp.	282,586	24,237,401
Royal Dutch Shell PLC Class A sponsored ADR	105,082	7,085,679
Suncor Energy, Inc.	176,900	5,115,348
		128,233,692
Oil & Gas Exploration & Production - 24.0%
Anadarko Petroleum Corp.	75,315	4,985,853
Apache Corp.	68,442	6,015,367
Atlas Resource Partners LP	731	19,737
Bill Barrett Corp. (a)	13,900	297,738
BPZ Energy, Inc. (a)	131,626	333,014
C&C Energia Ltd. (a)	61,000	332,531
Cabot Oil & Gas Corp.	227,975	8,982,215
Carrizo Oil & Gas, Inc. (a)	13,600	319,736
Cobalt International Energy, Inc. (a)	69,687	1,637,645
Comstock Resources, Inc. (a)	131,200	2,154,304
Concho Resources, Inc. (a)	4,600	391,552
EOG Resources, Inc.	48,132	4,337,175
EQT Corp.	200,174	10,735,332
EV Energy Partners LP	30,319	1,529,897
EXCO Resources, Inc. (d)	106,600	809,094
Gran Tierra Energy, Inc. (Canada) (a)	382,400	1,870,496
Halcon Resources Corp. (f)	150,000	1,416,000
Harvest Natural Resources, Inc. (a)	64,400	550,620
Kodiak Oil & Gas Corp. (a)	41,000	336,610
Marathon Oil Corp.	119,155	3,046,793
Midstates Petroleum Co., Inc.	31,300	303,923
Noble Energy, Inc.	73,406	6,226,297
Painted Pony Petroleum Ltd. (a)(e)	2,500	18,048
Pioneer Natural Resources Co.	70,134	6,186,520
Plains Exploration & Production Co. (a)	57,600	2,026,368
Rosetta Resources, Inc. (a)	81,384	2,981,910
SM Energy Co.	69,108	3,393,894
Southwestern Energy Co. (a)	78,100	2,493,733
TAG Oil Ltd. (a)	35,800	259,155
TAG Oil Ltd. (e)	5,900	42,710
		74,034,267
Oil & Gas Refining & Marketing - 5.5%
Calumet Specialty Products Partners LP	60,430	1,437,025
Marathon Petroleum Corp.	133,873	6,013,575
Tesoro Corp. (a)	268,277	6,696,194
Valero Energy Corp.	113,466	2,740,204
		16,886,998
Oil & Gas Storage & Transport - 2.1%
Atlas Energy LP	16,063	490,082
Atlas Pipeline Partners, LP	54,860	1,710,535
Cheniere Energy, Inc. (a)	62,845	926,335
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Markwest Energy Partners LP	17,800	$ 877,718
Tesoro Logistics LP	9,300	315,270
Williams Companies, Inc.	75,385	2,172,596
		6,492,536
TOTAL OIL, GAS & CONSUMABLE FUELS		230,088,686
TOTAL COMMON STOCKS (Cost $300,414,641)		296,210,132
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.17% (b)	13,327,853	13,327,853
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	488,384	488,384
TOTAL MONEY MARKET FUNDS (Cost $13,816,237)		13,816,237
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $314,230,878)		310,026,369
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,264,658)
NET ASSETS - 100%		$ 308,761,711
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $686,958 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,416,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 1,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,035
Fidelity Securities Lending Cash Central Fund	22,180
Total	$ 24,215
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 296,210,132	$ 293,959,627	$ 1,624,305	$ 626,200
Money Market Funds	13,816,237	13,816,237	-	-
Total Investments in Securities:	$ 310,026,369	$ 307,775,864	$ 1,624,305	$ 626,200
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.4%
United Kingdom	5.1%
Switzerland	3.5%
Curacao	2.5%
Canada	2.4%
Netherlands	2.3%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $463,354) - See accompanying schedule: Unaffiliated issuers (cost $300,414,641)	$ 296,210,132
Fidelity Central Funds (cost $13,816,237)	13,816,237
Total Investments (cost $314,230,878)		$ 310,026,369
Cash		34,653
Receivable for investments sold		2,364,159
Receivable for fund shares sold		805,773
Dividends receivable		217,597
Distributions receivable from Fidelity Central Funds		5,249
Other receivables		6,357
Total assets		313,460,157

Liabilities
Payable for investments purchased	$ 3,800,989
Payable for fund shares redeemed	182,578
Accrued management fee	138,914
Distribution and service plan fees payable	22,952
Other affiliated payables	39,333
Other payables and accrued expenses	25,296
Collateral on securities loaned, at value	488,384
Total liabilities		4,698,446

Net Assets		$ 308,761,711
Net Assets consist of:
Paid in capital		$ 341,229,715
Undistributed net investment income		1,256,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,519,811)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,204,513)
Net Assets		$ 308,761,711

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($103,831,388 ÷ 5,800,799 shares)	$ 17.90

Service Class 2: Net Asset Value, offering price and redemption price per share ($112,945,733 ÷ 6,348,424 shares)	$ 17.79

Investor Class: Net Asset Value, offering price and redemption price per share ($91,984,590 ÷ 5,151,042 shares)	$ 17.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,685,563
Income from Fidelity Central Funds		24,215
Total income		2,709,778

Expenses
Management fee	$ 1,001,361
Transfer agent fees	174,286
Distribution and service plan fees	160,478
Accounting and security lending fees	69,969
Custodian fees and expenses	12,867
Independent trustees' compensation	1,178
Audit	18,424
Legal	821
Miscellaneous	2,156
Total expenses before reductions	1,441,540
Expense reductions	(10,914)	1,430,626
Net investment income (loss)		1,279,152
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,281,598
Foreign currency transactions	(2,890)
Total net realized gain (loss)		1,278,708
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,838,343)
Assets and liabilities in foreign currencies	(46)
Total change in net unrealized appreciation (depreciation)		(18,838,389)
Net gain (loss)		(17,559,681)
Net increase (decrease) in net assets resulting from operations		$ (16,280,529)

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,279,152	$ 3,804,412
Net realized gain (loss)	1,278,708	34,178,920
Change in net unrealized appreciation (depreciation)	(18,838,389)	(63,152,243)
Net increase (decrease) in net assets resulting from operations	(16,280,529)	(25,168,911)
Distributions to shareholders from net investment income	-	(3,961,918)
Share transactions - net increase (decrease)	(36,382,903)	8,835,144
Redemption fees	37,297	184,377
Total increase (decrease) in net assets	(52,626,135)	(20,111,308)

Net Assets
Beginning of period	361,387,846	381,499,154
End of period (including undistributed net investment income of $1,256,320 and distributions in excess of net investment income of $22,832, respectively)	$ 308,761,711	$ 361,387,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.81	$ 20.05	$ 16.88	$ 11.46	$ 26.55	$ 19.04
Income from Investment Operations
Net investment income (loss) E	.08	.21	.11	.07	.03	.07
Net realized and unrealized gain (loss)	(.99)	(1.23)	3.16	5.41	(14.31)	8.62
Total from investment operations	(.91)	(1.02)	3.27	5.48	(14.28)	8.69
Distributions from net investment income	-	(.23)	(.11)	(.07)	(.03)	(.06)
Distributions from net realized gain	-	-	-	-	(.80)	(1.13)
Total distributions	-	(.23)	(.11)	(.07)	(.83)	(1.19)
Redemption fees added to paid in capital E	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 17.90	$ 18.81	$ 20.05	$ 16.88	$ 11.46	$ 26.55
Total Return B,C,D	(4.84)%	(4.99)%	19.45%	47.90%	(54.26)%	45.97%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.69%	.70%	.71%	.70%	.70%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.71%	.70%	.70%
Expenses net of all reductions	.68% A	.68%	.69%	.70%	.69%	.70%
Net investment income (loss)	.83% A	1.00%	.65%	.47%	.13%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,831	$ 126,723	$ 148,774	$ 152,028	$ 117,940	$ 355,854
Portfolio turnover rate G	86% A	94%	105%	113%	130%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.72	$ 19.94	$ 16.79	$ 11.40	$ 26.44	$ 18.98
Income from Investment Operations
Net investment income (loss) E	.06	.16	.07	.03	(.03)	.02
Net realized and unrealized gain (loss)	(.99)	(1.21)	3.13	5.38	(14.23)	8.58
Total from investment operations	(.93)	(1.05)	3.20	5.41	(14.26)	8.60
Distributions from net investment income	-	(.18)	(.06)	(.03)	-	(.02)
Distributions from net realized gain	-	-	-	-	(.80)	(1.13)
Total distributions	-	(.18)	(.06)	(.03)	(.80)	(1.15)
Redemption fees added to paid in capital E	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 17.79	$ 18.72	$ 19.94	$ 16.79	$ 11.40	$ 26.44
Total Return B,C,D	(4.97)%	(5.20)%	19.16%	47.57%	(54.40)%	45.64%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.94%	.95%	.96%	.95%	.95%
Expenses net of fee waivers, if any	.94% A	.93%	.94%	.96%	.95%	.95%
Expenses net of all reductions	.93% A	.93%	.94%	.95%	.94%	.94%
Net investment income (loss)	.58% A	.75%	.40%	.22%	(.12)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,946	$ 127,187	$ 129,043	$ 125,669	$ 90,109	$ 193,887
Portfolio turnover rate G	86% A	94%	105%	113%	130%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.77	$ 20.01	$ 16.85	$ 11.44	$ 26.49	$ 19.00
Income from Investment Operations
Net investment income (loss) E	.07	.19	.09	.05	.01	.05
Net realized and unrealized gain (loss)	(.98)	(1.23)	3.16	5.41	(14.28)	8.61
Total from investment operations	(.91)	(1.04)	3.25	5.46	(14.27)	8.66
Distributions from net investment income	-	(.21)	(.10)	(.06)	- I	(.05)
Distributions from net realized gain	-	-	-	-	(.80)	(1.13)
Total distributions	-	(.21)	(.10)	(.06)	(.80)	(1.18)
Redemption fees added to paid in capital E	- I	.01	.01	.01	.02	.01
Net asset value, end of period	$ 17.86	$ 18.77	$ 20.01	$ 16.85	$ 11.44	$ 26.49
Total Return B,C,D	(4.85)%	(5.09)%	19.34%	47.79%	(54.32)%	45.88%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.77%	.79%	.81%	.79%	.81%
Expenses net of fee waivers, if any	.77% A	.77%	.78%	.81%	.79%	.81%
Expenses net of all reductions	.77% A	.77%	.77%	.80%	.78%	.81%
Net investment income (loss)	.74% A	.92%	.57%	.37%	.04%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,985	$ 107,479	$ 103,682	$ 89,921	$ 55,256	$ 131,198
Portfolio turnover rate G	86% A	94%	105%	113%	130%	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,672,210
Gross unrealized depreciation	(38,717,567)
Net unrealized appreciation (depreciation) on securities and other investments	$ (7,045,357)

Tax cost	$ 317,071,726

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (19,894,860)
2018	(7,754,729)
Total capital loss carryforward	$ (27,649,589)

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares, and Investor Class shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,230,534 and $196,733,456, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $160,478.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 44,964
Service Class 2	45,309
Investor Class	84,013
$ 174,286

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,735 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $569 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,180. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,914 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 1,547,182
Service Class 2	-	1,203,739
Investor Class	-	1,210,997
Total	$ -	$ 3,961,918

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	212,339	1,574,590	$ 4,164,132	$ 33,949,092
Reinvestment of distributions	-	85,265	-	1,547,182
Shares redeemed	(1,148,116)	(2,344,843)	(21,898,108)	(48,318,203)
Net increase (decrease)	(935,777)	(684,988)	$ (17,733,976)	$ (12,821,929)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Service Class 2
Shares sold	485,268	1,956,741	$ 9,590,830	$ 41,895,225
Reinvestment of distributions	-	66,560	-	1,203,739
Shares redeemed	(930,849)	(1,700,278)	(17,657,016)	(34,316,363)
Net increase (decrease)	(445,581)	323,023	$ (8,066,186)	$ 8,782,601
Investor Class
Shares sold	397,300	2,182,108	$ 7,809,667	$ 46,827,100
Reinvestment of distributions	-	66,898	-	1,210,997
Shares redeemed	(970,879)	(1,706,869)	(18,392,408)	(35,163,625)
Net increase (decrease)	(573,579)	542,137	$ (10,582,741)	$ 12,874,472

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 63% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 37% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VNR2-SANN-0812
1.833454.106

Fidelity® Variable Insurance Products:
Financial Services Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.88%
Actual		$ 1,000.00	$ 1,155.00	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.42
Investor Class	.96%
Actual		$ 1,000.00	$ 1,153.40	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
HCP, Inc.	4.1	0.9
Redecard SA	4.0	0.0
ACE Ltd.	3.6	0.3
Health Care REIT, Inc.	3.5	0.2
Prudential Financial, Inc.	3.4	0.2
Big Yellow Group PLC	3.3	0.3
Citigroup, Inc.	2.5	5.0
BanColombia SA sponsored ADR	2.4	0.3
The NASDAQ Stock Market, Inc.	2.3	0.0
Bank of New York Mellon Corp.	2.3	0.0
	31.4
Top Industries (% of fund's net assets)
As of June 30, 2012
Real Estate Investment Trusts	29.8%
Commercial Banks	14.0%
Insurance	13.7%
Capital Markets	12.0%
Diversified Financial Services	11.3%
All Others*	19.2%

As of December 31, 2011
Capital Markets	22.3%
Commercial Banks	20.0%
Diversified Financial Services	15.7%
Real Estate Investment Trusts	12.4%
Insurance	11.8%
All Others*	17.8%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CAPITAL MARKETS - 12.0%
Asset Management & Custody Banks - 9.6%
A.F.P. Provida SA sponsored ADR	2,100	$ 175,203
Affiliated Managers Group, Inc. (a)	1,464	160,235
Ameriprise Financial, Inc.	100	5,226
Apollo Global Management LLC Class A	44,982	557,777
Ares Capital Corp.	7,600	121,296
Bank of New York Mellon Corp.	44,234	970,936
BlackRock, Inc. Class A	737	125,157
Cetip SA	18,600	232,442
Fortress Investment Group LLC	19,100	64,367
Franklin Resources, Inc.	6,117	678,926
Invesco Ltd.	177	4,000
Julius Baer Group Ltd.	70	2,527
Legg Mason, Inc.	162	4,272
Northern Trust Corp.	2,800	128,856
State Street Corp.	2,420	108,029
The Blackstone Group LP	49,259	643,815
		3,983,064
Diversified Capital Markets - 0.5%
Credit Suisse Group sponsored ADR	140	2,566
HFF, Inc. (a)	2,427	33,832
UBS AG (NY Shares)	15,030	176,001
		212,399
Investment Banking & Brokerage - 1.9%
Charles Schwab Corp.	200	2,586
E*TRADE Financial Corp. (a)	395	3,176
Evercore Partners, Inc. Class A	20,566	481,039
GFI Group, Inc.	81,539	290,279
Goldman Sachs Group, Inc.	15	1,438
Greenhill & Co., Inc.	200	7,130
Investment Technology Group, Inc. (a)	404	3,717
Lazard Ltd. Class A	105	2,729
Macquarie Group Ltd.	91	2,457
Monex Beans Holdings, Inc.	10	1,646
Morgan Stanley	145	2,116
Nomura Holdings, Inc. sponsored ADR	900	3,321
		801,634
TOTAL CAPITAL MARKETS		4,997,097
COMMERCIAL BANKS - 14.0%
Diversified Banks - 5.3%
Banco ABC Brasil SA	3,000	14,264
Banco Bradesco SA (PN) sponsored ADR	200	2,974
Banco Macro SA sponsored ADR (a)	100	1,296
Banco Pine SA	25	158
Banco Santander Chile sponsored ADR	100	7,749
Banco Santander SA (Spain) sponsored ADR (d)	600	3,936
Banco Santander SA (Brasil) ADR	5,310	41,153
BanColombia SA sponsored ADR	16,405	1,014,485
Bangkok Bank Public Co. Ltd. (For. Reg.)	7,700	50,643

	Shares	Value
Bank of Baroda	2,474	$ 32,845
Bank of the Philippine Islands (BPI)	4,810	8,558
Barclays PLC sponsored ADR	32,648	336,274
BBVA Banco Frances SA sponsored ADR (a)	500	1,665
BNP Paribas SA	100	3,839
China CITIC Bank Corp. Ltd. (H Shares)	7,000	3,618
Comerica, Inc.	3,767	115,685
CorpBanca SA sponsored ADR	100	1,905
Credicorp Ltd. (NY Shares)	700	88,123
Development Credit Bank Ltd. (a)	8,228	6,393
Grupo Financiero Galicia SA sponsored ADR (a)	400	1,860
Guaranty Trust Bank PLC GDR (Reg. S)	1,200	6,600
Hana Financial Group, Inc.	960	30,798
Hong Leong Bank Bhd	1,100	4,327
HSBC Holdings PLC sponsored ADR	100	4,413
ICICI Bank Ltd. sponsored ADR	100	3,241
Industrial & Commercial Bank of China Ltd. (H Shares)	1,000	561
Intesa Sanpaolo SpA	2,880	4,075
Itau Unibanco Banco Multiplo SA sponsored ADR	106	1,476
KB Financial Group, Inc.	880	28,848
Malayan Banking Bhd	31,885	87,836
National Australia Bank Ltd.	59	1,437
Nordea Bank AB	200	1,717
PT Bank Bukopin Tbk	1,482,500	100,571
PT Bank Central Asia Tbk	3,000	2,346
Raiffeisen International Bank-Holding AG	300	9,776
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	200	2,164
Standard Chartered PLC (United Kingdom)	577	12,511
Sumitomo Mitsui Financial Group, Inc.	500	16,517
Swedbank AB (A Shares)	200	3,140
The Jammu & Kashmir Bank Ltd.	1,677	30,149
The Toronto-Dominion Bank	100	7,826
U.S. Bancorp	100	3,216
UniCredit SpA (a)	150	566
Wells Fargo & Co.	3,339	111,656
Yes Bank Ltd.	624	3,844
		2,217,034
Regional Banks - 8.7%
Alerus Financial Corp.	126	3,468
Banco Daycoval SA (PN)	4,500	21,105
BancTrust Financial Group, Inc. (a)	7,400	22,126
Bank of Hawaii Corp.	100	4,595
Bank of the Ozarks, Inc.	3,100	93,248
BB&T Corp.	200	6,170
Boston Private Financial Holdings, Inc.	500	4,465
Bridge Capital Holdings (a)	11,030	178,135
BS Financial Group, Inc.	21,430	240,430
Canadian Western Bank, Edmonton (d)	2,200	57,091
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Cascade Bancorp (a)	200	$ 1,186
CIT Group, Inc. (a)	3,355	119,572
Citizens & Northern Corp.	100	1,905
City Holding Co.	100	3,369
City National Corp.	100	4,858
CNB Financial Corp., Pennsylvania	200	3,262
CoBiz, Inc.	58,220	364,457
Fifth Third Bancorp	15,600	209,040
First Business Finance Services, Inc.	200	4,540
First Commonwealth Financial Corp.	7,400	49,802
First Interstate Bancsystem, Inc.	30,020	427,485
First Midwest Bancorp, Inc., Delaware	300	3,294
First Republic Bank (a)	1,286	43,210
FirstMerit Corp.	200	3,304
FNB Corp., Pennsylvania	400	4,348
Glacier Bancorp, Inc.	277	4,291
Huntington Bancshares, Inc.	31,692	202,829
KeyCorp	321	2,485
Landmark Bancorp, Inc.	93	1,893
MidWestOne Financial Group, Inc.	2	43
Northrim Bancorp, Inc.	462	9,928
Pacific Continental Corp.	9,553	84,735
PNC Financial Services Group, Inc.	10,575	646,238
PrivateBancorp, Inc.	300	4,428
PT Bank Tabungan Negara Tbk	472,000	65,527
Regions Financial Corp.	691	4,664
Savannah Bancorp, Inc. (a)	3,451	16,737
SCBT Financial Corp.	200	7,050
SunTrust Banks, Inc.	1,815	43,977
Susquehanna Bancshares, Inc.	15,356	158,167
SVB Financial Group (a)	24	1,409
Synovus Financial Corp. (d)	7,581	15,010
TCF Financial Corp.	355	4,075
Texas Capital Bancshares, Inc. (a)	693	27,990
UMB Financial Corp.	1,100	56,353
Valley National Bancorp	1,260	13,356
Virginia Commerce Bancorp, Inc. (a)	800	6,744
Washington Trust Bancorp, Inc.	2,400	58,512
Webster Financial Corp.	6,600	142,956
Western Alliance Bancorp. (a)	16,369	153,214
Zions Bancorporation	42	816
		3,607,892
TOTAL COMMERCIAL BANKS		5,824,926
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	200	2,906
CONSUMER FINANCE - 2.1%
Consumer Finance - 2.1%
American Express Co.	100	5,821

	Shares	Value
Capital One Financial Corp.	3,786	$ 206,943
Discover Financial Services	600	20,748
EZCORP, Inc. (non-vtg.) Class A (a)	6,492	152,302
First Cash Financial Services, Inc. (a)	1,610	64,674
Green Dot Corp. Class A (a)(d)	2,598	57,468
International Personal Finance PLC	65	243
Nelnet, Inc. Class A	200	4,600
Netspend Holdings, Inc. (a)	299	2,748
PT Clipan Finance Indonesia Tbk	77,000	3,352
Regional Management Corp.	4,200	69,090
SLM Corp.	18,380	288,750
		876,739
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	143	4,770
DIVERSIFIED FINANCIAL SERVICES - 11.3%
Other Diversified Financial Services - 3.3%
Bank of America Corp.	12,842	105,048
Citigroup, Inc.	37,963	1,040,566
JPMorgan Chase & Co.	5,652	201,946
		1,347,560
Specialized Finance - 8.0%
BM&F Bovespa SA	500	2,552
CBOE Holdings, Inc.	23,618	653,746
CME Group, Inc.	3,113	834,626
IntercontinentalExchange, Inc. (a)	1,372	186,565
MarketAxess Holdings, Inc.	300	7,992
Moody's Corp.	1,919	70,139
NYSE Euronext	100	2,558
PHH Corp. (a)(d)	35,001	611,817
The NASDAQ Stock Market, Inc.	43,065	976,284
		3,346,279
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,693,839
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	300	4,132
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	108	4,697
MGM Mirage, Inc. (a)	204	2,277
		6,974
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	200	6,534
PulteGroup, Inc. (a)	500	5,350
		11,884
Common Stocks - continued
	Shares	Value
INSURANCE - 13.7%
Insurance Brokers - 0.3%
Aon PLC	100	$ 4,678
Brasil Insurance Participacoes e Administracao SA	5,100	45,325
Marsh & McLennan Companies, Inc.	2,800	90,244
National Financial Partners Corp. (a)	300	4,020
		144,267
Life & Health Insurance - 4.3%
AFLAC, Inc.	94	4,003
Citizens, Inc. Class A (a)	500	4,875
CNO Financial Group, Inc.	500	3,900
Delta Lloyd NV	300	4,153
FBL Financial Group, Inc. Class A	100	2,801
Lincoln National Corp.	6,000	131,220
MetLife, Inc.	6,913	213,266
Phoenix Companies, Inc. (a)	1,300	2,405
Ping An Insurance Group Co. China Ltd. (H Shares)	1,000	8,086
Prudential Financial, Inc.	29,283	1,418,176
Resolution Ltd.	700	2,148
StanCorp Financial Group, Inc.	100	3,716
Symetra Financial Corp.	200	2,524
Unum Group	200	3,826
		1,805,099
Multi-Line Insurance - 1.3%
American International Group, Inc. (a)	5,989	192,187
Assurant, Inc.	3,580	124,727
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	39,597
Genworth Financial, Inc. Class A (a)	19,573	110,783
Hartford Financial Services Group, Inc.	1,400	24,682
Loews Corp.	800	32,728
Porto Seguro SA	500	4,259
		528,963
Property & Casualty Insurance - 5.1%
ACE Ltd.	20,472	1,517,589
Allied World Assurance Co. Holdings Ltd.	700	55,629
Allstate Corp.	3,000	105,270
Assured Guaranty Ltd.	200	2,820
Axis Capital Holdings Ltd.	3,700	120,435
Berkshire Hathaway, Inc. Class B (a)	33	2,750
Fidelity National Financial, Inc. Class A	200	3,852
First American Financial Corp.	3,639	61,717
W.R. Berkley Corp.	1,300	50,596
XL Group PLC Class A	9,226	194,115
		2,114,773
Reinsurance - 2.7%
Arch Capital Group Ltd. (a)	3,893	154,513
Everest Re Group Ltd.	2,000	206,980
Montpelier Re Holdings Ltd.	200	4,258

	Shares	Value
Platinum Underwriters Holdings Ltd.	2,200	$ 83,820
RenaissanceRe Holdings Ltd.	3,200	243,232
Swiss Re Ltd.	3,977	249,518
Validus Holdings Ltd.	6,019	192,789
		1,135,110
TOTAL INSURANCE		5,728,212
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
China Finance Online Co. Ltd. ADR (a)	36	49
eBay, Inc. (a)	89	3,739
		3,788
IT SERVICES - 9.4%
Data Processing & Outsourced Services - 9.4%
Alliance Data Systems Corp. (a)	57	7,695
Cielo SA	120	3,530
Fidelity National Information Services, Inc.	200	6,816
Fiserv, Inc. (a)	89	6,428
Global Cash Access Holdings, Inc. (a)	4,600	33,166
Jack Henry & Associates, Inc.	15,694	541,757
MoneyGram International, Inc. (a)	100	1,460
Redecard SA	100,590	1,645,199
The Western Union Co.	45,625	768,325
Total System Services, Inc.	31,898	763,319
VeriFone Systems, Inc. (a)	4,014	132,823
		3,910,518
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	100	6,009
Cognizant Technology Solutions Corp. Class A (a)	50	3,000
		9,009
TOTAL IT SERVICES		3,919,527
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	200	19,922
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	100	4,500
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	65	3,029
REAL ESTATE INVESTMENT TRUSTS - 29.8%
Diversified REITs - 0.1%
American Assets Trust, Inc.	1,800	43,650
Industrial REITs - 0.9%
DCT Industrial Trust, Inc.	14,600	91,980
First Potomac Realty Trust	263	3,096
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Industrial REITs - continued
Prologis, Inc.	8,406	$ 279,331
Stag Industrial, Inc.	300	4,374
		378,781
Mortgage REITs - 1.7%
American Capital Agency Corp.	9,084	305,313
American Capital Mortgage Investment Corp.	400	9,552
Invesco Mortgage Capital, Inc.	14,800	271,432
Pennymac Mortgage Investment Trust	200	3,946
Two Harbors Investment Corp.	10,800	111,888
		702,131
Office REITs - 4.9%
Boston Properties, Inc.	6,500	704,405
Corporate Office Properties Trust (SBI)	100	2,351
Douglas Emmett, Inc.	20,900	482,790
Highwoods Properties, Inc. (SBI)	5,266	177,201
Kilroy Realty Corp.	1,200	58,092
Lexington Corporate Properties Trust (d)	68,065	576,511
MPG Office Trust, Inc. (a)(d)	1,200	2,412
SL Green Realty Corp.	700	56,168
		2,059,930
Residential REITs - 4.8%
American Campus Communities, Inc.	6,000	269,880
Apartment Investment & Management Co. Class A	4,297	116,148
BRE Properties, Inc.	100	5,002
Camden Property Trust (SBI)	5,200	351,884
Campus Crest Communities, Inc.	300	3,117
Colonial Properties Trust (SBI)	13,700	303,318
Equity Lifestyle Properties, Inc.	2,700	186,219
Equity Residential (SBI)	5,100	318,036
Essex Property Trust, Inc.	52	8,004
Home Properties, Inc.	1,200	73,632
Post Properties, Inc.	5,300	259,435
UDR, Inc.	4,605	118,993
		2,013,668
Retail REITs - 1.4%
Federal Realty Investment Trust (SBI)	800	83,272
Glimcher Realty Trust	78	797
Kimco Realty Corp.	200	3,806
Realty Income Corp.	3,700	154,549
Simon Property Group, Inc.	2,053	319,570
Urstadt Biddle Properties, Inc. Class A	300	5,931
		567,925
Specialized REITs - 16.0%
American Tower Corp.	100	6,991
Big Yellow Group PLC	304,938	1,384,978
CubeSmart	200	2,334
DiamondRock Hospitality Co.	11,900	121,380

	Shares	Value
HCP, Inc.	38,587	$ 1,703,618
Health Care REIT, Inc.	25,300	1,474,990
Host Hotels & Resorts, Inc.	6,400	101,248
National Health Investors, Inc.	2,300	117,116
Plum Creek Timber Co., Inc.	200	7,940
Potlatch Corp.	500	15,970
Public Storage	900	129,969
Rayonier, Inc.	5,500	246,950
Strategic Hotel & Resorts, Inc. (a)	61,603	397,955
Sunstone Hotel Investors, Inc. (a)	6,100	67,039
Ventas, Inc.	11,478	724,491
Weyerhaeuser Co.	7,700	172,172
		6,675,141
TOTAL REAL ESTATE INVESTMENT TRUSTS		12,441,226
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Diversified Real Estate Activities - 0.7%
Tejon Ranch Co. (a)	2,223	63,622
The St. Joe Co. (a)(d)	14,200	224,502
		288,124
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	2,000	7,452
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	100	1,145
Castellum AB	200	2,414
Forest City Enterprises, Inc. Class A (a)	2,800	40,880
Thomas Properties Group, Inc.	500	2,720
		47,159
Real Estate Services - 0.2%
CBRE Group, Inc. (a)	2,398	39,231
Jones Lang LaSalle, Inc.	88	6,193
Kennedy-Wilson Holdings, Inc.	500	7,005
		52,429
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		395,164
SPECIALTY RETAIL - 1.0%
Computer & Electronics Retail - 1.0%
Rent-A-Center, Inc.	12,444	419,861
Home Improvement Retail - 0.0%
Home Depot, Inc.	100	5,299
TOTAL SPECIALTY RETAIL		425,160
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	100	2,358
Brookline Bancorp, Inc., Delaware	200	1,770
Cape Bancorp, Inc. (a)	300	2,493
Cheviot Financial Corp.	2,077	17,779
Hudson City Bancorp, Inc.	200	1,274
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	200	$ 2,322
Washington Mutual, Inc. (a)	16,757	0
WMI Holdings Corp. (a)	562	281
		28,277
TOTAL COMMON STOCKS (Cost $39,336,820)		39,392,072
Money Market Funds - 13.1%

Fidelity Cash Central Fund, 0.17% (b)	3,988,515	3,988,515
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,489,311	1,489,311
TOTAL MONEY MARKET FUNDS (Cost $5,477,826)		5,477,826
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $44,814,646)	44,869,898
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(3,181,669)
NET ASSETS - 100%	$ 41,688,229
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,985
Fidelity Securities Lending Cash Central Fund	3,291
Total	$ 5,276
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 39,392,072	$ 38,662,389	$ 729,683	$ -
Money Market Funds	5,477,826	5,477,826	-	-
Total Investments in Securities:	$ 44,869,898	$ 44,140,215	$ 729,683	$ -
Valuation Inputs at Reporting Date:
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.1%
Brazil	5.0%
Switzerland	4.7%
United Kingdom	4.1%
Bermuda	2.6%
Colombia	2.4%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,482,860) - See accompanying schedule: Unaffiliated issuers (cost $39,336,820)	$ 39,392,072
Fidelity Central Funds (cost $5,477,826)	5,477,826
Total Investments (cost $44,814,646)		$ 44,869,898
Receivable for fund shares sold		214,787
Dividends receivable		110,957
Distributions receivable from Fidelity Central Funds		888
Other receivables		7,423
Total assets		45,203,953

Liabilities
Payable for investments purchased	$ 1,966,294
Payable for fund shares redeemed	8,236
Accrued management fee	18,867
Other affiliated payables	5,977
Other payables and accrued expenses	27,039
Collateral on securities loaned, at value	1,489,311
Total liabilities		3,515,724

Net Assets		$ 41,688,229
Net Assets consist of:
Paid in capital		$ 58,449,698
Undistributed net investment income		243,266
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,058,854)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,119
Net Assets		$ 41,688,229

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($17,003,815 ÷ 2,654,238 shares)	$ 6.41

Investor Class: Net Asset Value, offering price and redemption price per share ($24,684,414 ÷ 3,865,325 shares)	$ 6.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 440,802
Interest		4
Income from Fidelity Central Funds		5,276
Total income		446,082

Expenses
Management fee	$ 109,395
Transfer agent fees	26,329
Accounting and security lending fees	7,780
Custodian fees and expenses	17,667
Independent trustees' compensation	119
Audit	21,023
Legal	85
Miscellaneous	122
Total expenses before reductions	182,520
Expense reductions	(14,540)	167,980
Net investment income (loss)		278,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	934,703
Foreign currency transactions	(1,207)
Total net realized gain (loss)		933,496
Change in net unrealized appreciation (depreciation) on: Investment securities	2,226,907
Assets and liabilities in foreign currencies	(1,342)
Total change in net unrealized appreciation (depreciation)		2,225,565
Net gain (loss)		3,159,061
Net increase (decrease) in net assets resulting from operations		$ 3,437,163

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,102	$ 59,282
Net realized gain (loss)	933,496	(3,195,999)
Change in net unrealized appreciation (depreciation)	2,225,565	(4,006,533)
Net increase (decrease) in net assets resulting from operations	3,437,163	(7,143,250)
Distributions to shareholders from net investment income	-	(114,942)
Share transactions - net increase (decrease)	12,610,402	(7,950,716)
Redemption fees	14,587	21,144
Total increase (decrease) in net assets	16,062,152	(15,187,764)

Net Assets
Beginning of period	25,626,077	40,813,841
End of period (including undistributed net investment income of $243,266 and distributions in excess of net investment income of $34,836, respectively)	$ 41,688,229	$ 25,626,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.55	$ 7.01	$ 6.55	$ 5.22	$ 11.57	$ 14.60
Income from Investment Operations
Net investment income (loss) E	.05	.01	.02	.06	.21	.20
Net realized and unrealized gain (loss)	.81	(1.44)	.46	1.35	(5.68)	(2.02)
Total from investment operations	.86	(1.43)	.48	1.41	(5.47)	(1.82)
Distributions from net investment income	-	(.03)	(.02)	(.09)	(.15)	(.36)
Distributions from net realized gain	-	-	-	-	(.74)	(.86)
Total distributions	-	(.03)	(.02)	(.09)	(.89)	(1.22)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 6.41	$ 5.55	$ 7.01	$ 6.55	$ 5.22	$ 11.57
Total Return B,C,D	15.50%	(20.46)%	7.28%	27.30%	(50.08)%	(13.43)%
Ratios to Average Net Assets F,H
Expenses before reductions	.88% A	.92%	.90%	.91%	.84%	.87%
Expenses net of fee waivers, if any	.88% A	.91%	.90%	.91%	.84%	.87%
Expenses net of all reductions	.81% A	.86%	.85%	.87%	.84%	.87%
Net investment income (loss)	1.46% A	.22%	.34%	1.09%	2.64%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,004	$ 11,805	$ 18,959	$ 20,155	$ 17,436	$ 23,631
Portfolio turnover rate G	465% A	350%	288%	336%	100%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.54	$ 6.99	$ 6.53	$ 5.20	$ 11.54	$ 14.57
Income from Investment Operations
Net investment income (loss) E	.04	.01	.02	.06	.20	.18
Net realized and unrealized gain (loss)	.81	(1.44)	.45	1.34	(5.67)	(2.02)
Total from investment operations	.85	(1.43)	.47	1.40	(5.47)	(1.84)
Distributions from net investment income	-	(.02)	(.01)	(.08)	(.14)	(.34)
Distributions from net realized gain	-	-	-	-	(.74)	(.86)
Total distributions	-	(.02)	(.01)	(.08)	(.88)	(1.20)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 6.39	$ 5.54	$ 6.99	$ 6.53	$ 5.20	$ 11.54
Total Return B,C,D	15.34%	(20.47)%	7.24%	27.30%	(50.18)%	(13.60)%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.99%	.99%	1.01%	.94%	.99%
Expenses net of fee waivers, if any	.96% A	.99%	.98%	1.01%	.94%	.99%
Expenses net of all reductions	.88% A	.93%	.94%	.97%	.94%	.99%
Net investment income (loss)	1.38% A	.14%	.25%	.99%	2.54%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,684	$ 13,821	$ 21,855	$ 16,754	$ 12,012	$ 10,530
Portfolio turnover rate G	465% A	350%	288%	336%	100%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Financial Services Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,716,792
Gross unrealized depreciation	(2,246,000)
Net unrealized appreciation (depreciation) on securities and other investments	$ (529,208)

Tax cost	$ 45,399,106

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2012 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,270,638)
2017	(8,647,927)
Total with expiration	(13,918,565)
No expiration
Short-term	(2,212,588)
Long-term	(1,121,149)
Total no expiration	(3,333,737)
Total capital loss carryforward	$ (17,252,302)

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $95,471,295 and $84,212,467, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 7,306
Investor Class	19,023
$ 26,329

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,152 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,291, including $3 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,540 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 59,537
Investor Class	-	55,405
Total	$ -	$ 114,942

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,400,070	1,039,994	$ 9,174,511	$ 6,684,536
Reinvestment of distributions	-	10,399	-	59,537
Shares redeemed	(871,869)	(1,628,494)	(5,587,637)	(10,826,548)
Net increase (decrease)	528,201	(578,101)	$ 3,586,874	$ (4,082,475)
Investor Class
Shares sold	2,057,747	1,382,202	$ 13,364,705	$ 9,178,576
Reinvestment of distributions	-	9,500	-	55,405
Shares redeemed	(688,515)	(2,022,704)	(4,341,177)	(13,102,222)
Net increase (decrease)	1,369,232	(631,002)	$ 9,023,528	$ (3,868,241)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0812
1.817370.107

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.80%
Actual		$ 1,000.00	$ 1,109.20	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Service Class	.88%
Actual		$ 1,000.00	$ 1,109.20	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.49	$ 4.42
Service Class 2	1.04%
Actual		$ 1,000.00	$ 1,109.00	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.22
Investor Class	.87%
Actual		$ 1,000.00	$ 1,109.30	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.7	7.9
Microsoft Corp.	3.7	0.1
Google, Inc. Class A	2.4	3.6
Altria Group, Inc.	2.2	0.0
Motorola Solutions, Inc.	2.0	1.5
The Coca-Cola Co.	1.8	0.6
QUALCOMM, Inc.	1.7	1.7
Home Depot, Inc.	1.7	0.0
Amazon.com, Inc.	1.6	1.5
Visa, Inc. Class A	1.5	0.0
	27.3
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.8	30.1
Consumer Discretionary	16.7	16.0
Health Care	12.1	10.2
Consumer Staples	11.5	9.7
Industrials	9.8	10.9
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 96.0%		Stocks 96.5%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	8.5%	** Foreign investments	8.0%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.2%
Johnson Controls, Inc.	8,800	$ 243,848
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	22,900	729,823
Buffalo Wild Wings, Inc. (a)	3,150	272,916
Chipotle Mexican Grill, Inc. (a)	700	265,965
Las Vegas Sands Corp.	15,997	695,710
McDonald's Corp.	8,501	752,594
Starbucks Corp.	5,500	293,260
		3,010,268
Household Durables - 1.2%
Ryland Group, Inc.	24,415	624,536
Toll Brothers, Inc. (a)	21,800	648,114
		1,272,650
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	7,626	1,741,397
Priceline.com, Inc. (a)	1,200	797,424
		2,538,821
Media - 2.3%
Comcast Corp. Class A	49,096	1,569,599
Discovery Communications, Inc. (a)	8,918	481,572
Time Warner, Inc.	9,856	379,456
		2,430,627
Multiline Retail - 0.7%
Dollar General Corp. (a)	14,156	769,945
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	23,900	471,547
AutoZone, Inc. (a)	1,700	624,189
Bed Bath & Beyond, Inc. (a)	10,600	655,080
Home Depot, Inc.	33,600	1,780,464
Limited Brands, Inc.	9,100	387,023
Lowe's Companies, Inc.	6,189	176,015
TJX Companies, Inc.	22,550	968,072
		5,062,390
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	9,690	566,671
Fossil, Inc. (a)	3,000	229,620
Michael Kors Holdings Ltd.	10,020	419,237
NIKE, Inc. Class B	800	70,224
PVH Corp.	8,900	692,331
Under Armour, Inc. Class A (sub. vtg.) (a)	4,800	453,504
		2,431,587
TOTAL CONSUMER DISCRETIONARY		17,760,136
CONSUMER STAPLES - 11.5%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	4,600	362,670

	Shares	Value
Dr Pepper Snapple Group, Inc.	13,752	$ 601,650
PepsiCo, Inc.	8,587	606,757
The Coca-Cola Co.	24,387	1,906,820
		3,477,897
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	23,649	1,105,118
Wal-Mart Stores, Inc.	8,900	620,508
Whole Foods Market, Inc.	6,300	600,516
		2,326,142
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	9,600	209,088
Kraft Foods, Inc. Class A	14,060	542,997
		752,085
Household Products - 2.0%
Colgate-Palmolive Co.	10,119	1,053,388
Kimberly-Clark Corp.	10,252	858,810
Reckitt Benckiser Group PLC	4,000	210,804
		2,123,002
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	9,700	524,964
Tobacco - 2.8%
Altria Group, Inc.	69,300	2,394,315
Lorillard, Inc.	4,700	620,165
		3,014,480
TOTAL CONSUMER STAPLES		12,218,570
ENERGY - 4.5%
Energy Equipment & Services - 1.9%
Halliburton Co.	11,900	337,841
National Oilwell Varco, Inc.	6,100	393,084
Noble Corp.	9,900	322,047
Schlumberger Ltd.	14,680	952,879
		2,005,851
Oil, Gas & Consumable Fuels - 2.6%
Marathon Petroleum Corp.	14,030	630,228
Noble Energy, Inc.	5,152	436,993
Peabody Energy Corp.	8,200	201,064
Phillips 66 (a)	7,900	262,596
Royal Dutch Shell PLC Class A sponsored ADR	4,001	269,787
Valero Energy Corp.	4,321	104,352
Williams Companies, Inc.	29,876	861,026
		2,766,046
TOTAL ENERGY		4,771,897
FINANCIALS - 4.7%
Commercial Banks - 1.8%
City National Corp.	8,689	422,112
SunTrust Banks, Inc.	12,200	295,606
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	15,100	$ 485,616
Wells Fargo & Co.	20,100	672,144
		1,875,478
Consumer Finance - 0.7%
Capital One Financial Corp.	6,212	339,548
SLM Corp.	25,062	393,724
		733,272
Real Estate Investment Trusts - 2.0%
American Tower Corp.	13,540	946,581
CBL & Associates Properties, Inc.	13,319	260,253
Digital Realty Trust, Inc.	6,494	487,505
Equity Residential (SBI)	2,900	180,844
Extra Space Storage, Inc.	9,500	290,700
		2,165,883
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	12,756	208,688
TOTAL FINANCIALS		4,983,321
HEALTH CARE - 12.1%
Biotechnology - 4.3%
Achillion Pharmaceuticals, Inc. (a)	22,750	141,050
ADVENTRX Pharmaceuticals, Inc. (a)	61,238	31,231
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	8,919	239
Alkermes PLC (a)	2,000	33,940
Amgen, Inc.	19,600	1,431,584
ARIAD Pharmaceuticals, Inc. (a)	6,200	106,702
Biogen Idec, Inc. (a)	5,500	794,090
BioMarin Pharmaceutical, Inc. (a)	12,400	490,792
Dynavax Technologies Corp. (a)	16,900	73,008
Gilead Sciences, Inc. (a)	22,200	1,138,416
Theravance, Inc. (a)	7,401	164,450
Vertex Pharmaceuticals, Inc. (a)	2,400	134,208
		4,539,710
Health Care Equipment & Supplies - 1.3%
C.R. Bard, Inc.	5,700	612,408
Covidien PLC	7,450	398,575
The Cooper Companies, Inc.	5,261	419,617
		1,430,600
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	17,700	696,495
Catalyst Health Solutions, Inc. (a)	3,700	345,728
Express Scripts Holding Co. (a)	16,776	936,604
Laboratory Corp. of America Holdings (a)	6,700	620,487
UnitedHealth Group, Inc.	8,500	497,250
WellPoint, Inc.	6,800	433,772
		3,530,336

	Shares	Value
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	1,500	$ 148,969
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)(d)	6,500	262,535
Pharmaceuticals - 2.8%
Elan Corp. PLC sponsored ADR (a)	9,000	131,310
Eli Lilly & Co.	8,359	358,685
GlaxoSmithKline PLC sponsored ADR	5,800	264,306
Johnson & Johnson	5,400	364,824
Merck & Co., Inc.	14,100	588,675
Sanofi SA sponsored ADR	12,800	483,584
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,400	242,234
ViroPharma, Inc. (a)	3,400	80,580
Watson Pharmaceuticals, Inc. (a)	6,300	466,137
		2,980,335
TOTAL HEALTH CARE		12,892,485
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.4%
Raytheon Co.	4,700	265,973
Rockwell Collins, Inc.	5,900	291,165
Textron, Inc.	25,000	621,750
United Technologies Corp.	17,802	1,344,585
		2,523,473
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	12,600	234,486
Fluor Corp.	8,101	399,703
Quanta Services, Inc. (a)	39,900	960,393
		1,594,582
Electrical Equipment - 0.5%
Regal-Beloit Corp.	8,700	541,662
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	10,900	577,918
Danaher Corp.	7,353	382,944
		960,862
Machinery - 2.1%
Caterpillar, Inc.	1,500	127,365
Cummins, Inc.	6,800	658,988
Dover Corp.	8,300	444,963
Ingersoll-Rand PLC	14,700	620,046
Snap-On, Inc.	5,340	332,415
		2,183,777
Professional Services - 0.9%
Nielsen Holdings B.V. (a)	13,300	348,726
Qualicorp SA	43,600	381,188
Randstad Holding NV	9,000	263,952
		993,866
Road & Rail - 1.3%
Union Pacific Corp.	11,700	1,395,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Watsco, Inc.	2,182	$ 161,032
TOTAL INDUSTRIALS		10,355,181
INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 3.7%
Motorola Solutions, Inc.	44,200	2,126,462
QUALCOMM, Inc.	32,075	1,785,936
		3,912,398
Computers & Peripherals - 8.7%
Apple, Inc. (a)	15,760	9,203,840
Fusion-io, Inc.	2,000	41,780
		9,245,620
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	6,400	209,984
TE Connectivity Ltd.	10,300	328,673
		538,657
Internet Software & Services - 3.6%
Active Network, Inc. (a)	36,200	557,118
eBay, Inc. (a)	12,700	533,527
Facebook, Inc.:
Class A	6,600	205,392
Class B (a)(e)	1,414	39,603
Google, Inc. Class A (a)	4,320	2,505,902
		3,841,542
IT Services - 5.2%
Accenture PLC Class A	17,524	1,053,017
IBM Corp.	7,162	1,400,744
MasterCard, Inc. Class A	3,000	1,290,330
Virtusa Corp. (a)	11,700	156,195
Visa, Inc. Class A	12,716	1,572,079
		5,472,365
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV (Netherlands)	8,300	426,256
Avago Technologies Ltd.	15,500	556,450
Broadcom Corp. Class A	15,790	533,702
Cirrus Logic, Inc. (a)	5,500	164,340
NVIDIA Corp. (a)	22,753	314,446
NXP Semiconductors NV (a)	28,897	671,855
		2,667,049
Software - 7.6%
Aspen Technology, Inc. (a)	12,433	287,824
BroadSoft, Inc. (a)	8,600	249,056
Citrix Systems, Inc. (a)	8,500	713,490
Microsoft Corp.	129,659	3,966,269
Oracle Corp.	38,880	1,154,736
Red Hat, Inc. (a)	8,000	451,840
salesforce.com, Inc. (a)	4,850	670,561

	Shares	Value
ServiceNow, Inc.	300	$ 7,380
VMware, Inc. Class A (a)	6,400	582,656
		8,083,812
TOTAL INFORMATION TECHNOLOGY		33,761,443
MATERIALS - 4.0%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	5,300	427,869
Albemarle Corp.	5,400	322,056
Ashland, Inc.	9,504	658,722
Dow Chemical Co.	6,800	214,200
E.I. du Pont de Nemours & Co.	6,100	308,477
Eastman Chemical Co.	7,200	362,664
LyondellBasell Industries NV Class A	10,300	414,781
Monsanto Co.	6,200	513,236
Sigma Aldrich Corp.	6,700	495,331
		3,717,336
Metals & Mining - 0.5%
Commercial Metals Co.	43,999	556,147
TOTAL MATERIALS		4,273,483
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
SBA Communications Corp. Class A (a)	10,899	621,788
Vodafone Group PLC sponsored ADR	13,300	374,794
		996,582
TOTAL COMMON STOCKS (Cost $94,533,193)		102,013,098
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.17% (b)	4,682,054	4,682,054
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	256,000	256,000
TOTAL MONEY MARKET FUNDS (Cost $4,938,054)		4,938,054
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $99,471,247)	106,951,152
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(716,263)
NET ASSETS - 100%	$ 106,234,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,603 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 35,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,790
Fidelity Securities Lending Cash Central Fund	24,010
Total	$ 26,800
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,760,136	$ 17,760,136	$ -	$ -
Consumer Staples	12,218,570	11,855,900	362,670	-
Energy	4,771,897	4,771,897	-	-
Financials	4,983,321	4,983,321	-	-
Health Care	12,892,485	12,892,246	239	-
Industrials	10,355,181	10,355,181	-	-
Information Technology	33,761,443	33,295,584	465,859	-
Materials	4,273,483	4,273,483	-	-
Telecommunication Services	996,582	996,582	-	-
Money Market Funds	4,938,054	4,938,054	-	-
Total Investments in Securities:	$ 106,951,152	$ 106,122,384	$ 828,768	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $258,496) - See accompanying schedule: Unaffiliated issuers (cost $94,533,193)	$ 102,013,098
Fidelity Central Funds (cost $4,938,054)	4,938,054
Total Investments (cost $99,471,247)		$ 106,951,152
Cash		3,649
Receivable for investments sold		2,039,189
Receivable for fund shares sold		7,971
Dividends receivable		122,703
Distributions receivable from Fidelity Central Funds		602
Other receivables		1,923
Total assets		109,127,189

Liabilities
Payable for investments purchased	$ 2,467,026
Payable for fund shares redeemed	56,779
Accrued management fee	47,941
Distribution and service plan fees payable	10,523
Other affiliated payables	13,545
Other payables and accrued expenses	40,486
Collateral on securities loaned, at value	256,000
Total liabilities		2,892,300

Net Assets		$ 106,234,889
Net Assets consist of:
Paid in capital		$ 101,178,337
Undistributed net investment income		233,120
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,656,317)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,479,749
Net Assets		$ 106,234,889

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($13,230,685 ÷ 874,186 shares)	$ 15.13

Service Class: Net Asset Value, offering price and redemption price per share ($446,327 ÷ 29,693 shares)	$ 15.03

Service Class 2: Net Asset Value, offering price and redemption price per share ($51,595,294 ÷ 3,474,274 shares)	$ 14.85

Investor Class: Net Asset Value, offering price and redemption price per share ($40,962,583 ÷ 2,726,344 shares)	$ 15.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 641,215
Interest		231
Income from Fidelity Central Funds		26,800
Total income		668,246

Expenses
Management fee	$ 258,367
Transfer agent fees	50,119
Distribution and service plan fees	56,658
Accounting and security lending fees	18,072
Custodian fees and expenses	32,736
Independent trustees' compensation	261
Audit	22,119
Legal	173
Miscellaneous	222
Total expenses before reductions	438,727
Expense reductions	(3,601)	435,126
Net investment income (loss)		233,120
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	531,744
Foreign currency transactions	349
Total net realized gain (loss)		532,093
Change in net unrealized appreciation (depreciation) on: Investment securities	4,773,030
Assets and liabilities in foreign currencies	(49)
Total change in net unrealized appreciation (depreciation)		4,772,981
Net gain (loss)		5,305,074
Net increase (decrease) in net assets resulting from operations		$ 5,538,194

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 233,120	$ (2,067)
Net realized gain (loss)	532,093	567,502
Change in net unrealized appreciation (depreciation)	4,772,981	(1,485,262)
Net increase (decrease) in net assets resulting from operations	5,538,194	(919,827)
Share transactions - net increase (decrease)	66,194,913	10,822,831
Total increase (decrease) in net assets	71,733,107	9,903,004

Net Assets
Beginning of period	34,501,782	24,598,778
End of period (including undistributed net investment income of $233,120 and $0, respectively)	$ 106,234,889	$ 34,501,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 13.53	$ 11.27	$ 7.81	$ 14.15	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.05	.01	- K	.04	.02	- K
Net realized and unrealized gain (loss)	1.44	.10 I	2.26	3.46	(6.34)	2.74
Total from investment operations	1.49	.11	2.26	3.50	(6.32)	2.74
Distributions from net investment income	-	-	-	(.04)	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.66)
Total distributions	-	-	-	(.04)	(.02)	(.66)
Net asset value, end of period	$ 15.13	$ 13.64	$ 13.53	$ 11.27	$ 7.81	$ 14.15
Total Return B,C,D	10.92%	.81%	20.05%	44.86%	(44.67)%	22.67%
Ratios to Average Net Assets F,J
Expenses before reductions	.80% A	.96%	1.09%	1.35%	1.16%	1.10%
Expenses net of fee waivers, if any	.80% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.79% A	.84%	.84%	.84%	.85%	.84%
Net investment income (loss)	.64% A	.07%	.01%	.39%	.19%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,231	$ 9,012	$ 7,008	$ 5,374	$ 3,368	$ 13,752
Portfolio turnover rate G	216% A	84%	114%	173%	137%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 13.46	$ 11.22	$ 7.78	$ 14.08	$ 12.02
Income from Investment Operations
Net investment income (loss) E	.04	- J	(.01)	.03	.01	(.01)
Net realized and unrealized gain (loss)	1.44	.09 H	2.25	3.44	(6.30)	2.73
Total from investment operations	1.48	.09	2.24	3.47	(6.29)	2.72
Distributions from net investment income	-	-	-	(.03)	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(.66)
Total distributions	-	-	-	(.03)	(.01)	(.66)
Net asset value, end of period	$ 15.03	$ 13.55	$ 13.46	$ 11.22	$ 7.78	$ 14.08
Total Return B,C,D	10.92%	.67%	19.96%	44.61%	(44.71)%	22.60%
Ratios to Average Net Assets F,I
Expenses before reductions	.88% A	1.04%	1.17%	1.42%	1.22%	1.17%
Expenses net of fee waivers, if any	.88% A	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.88% A	.94%	.94%	.94%	.95%	.95%
Net investment income (loss)	.56% A	(.03)%	(.10)%	.30%	.09%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 446	$ 402	$ 573	$ 823	$ 1,021	$ 2,545
Portfolio turnover rate G	216% A	84%	114%	173%	137%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 13.33	$ 11.13	$ 7.71	$ 13.96	$ 11.95
Income from Investment Operations
Net investment income (loss) E	.03	(.03)	(.03)	.01	(.01)	(.03)
Net realized and unrealized gain (loss)	1.43	.09 H	2.23	3.42	(6.24)	2.70
Total from investment operations	1.46	.06	2.20	3.43	(6.25)	2.67
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	-	(.66)
Total distributions	-	-	-	(.01)	-	(.66)
Net asset value, end of period	$ 14.85	$ 13.39	$ 13.33	$ 11.13	$ 7.71	$ 13.96
Total Return B,C,D	10.90%	.45%	19.77%	44.42%	(44.77)%	22.31%
Ratios to Average Net Assets F,I
Expenses before reductions	1.04% A	1.26%	1.42%	1.67%	1.42%	1.38%
Expenses net of fee waivers, if any	1.04% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.03% A	1.10%	1.10%	1.09%	1.10%	1.09%
Net investment income (loss)	.41% A	(.19)%	(.25)%	.15%	(.06)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,595	$ 1,415	$ 2,592	$ 1,684	$ 2,183	$ 5,116
Portfolio turnover rate G	216% A	84%	114%	173%	137%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.45	$ 11.21	$ 7.78	$ 14.10	$ 12.05
Income from Investment Operations
Net investment income (loss) E	.04	- H	(.01)	.03	.01	(.02)
Net realized and unrealized gain (loss)	1.44	.09 I	2.25	3.44	(6.31)	2.73
Total from investment operations	1.48	.09	2.24	3.47	(6.30)	2.71
Distributions from net investment income	-	-	-	(.04)	(.02)	-
Distributions from net realized gain	-	-	-	-	-	(.66)
Total distributions	-	-	-	(.04)	(.02)	(.66)
Net asset value, end of period	$ 15.02	$ 13.54	$ 13.45	$ 11.21	$ 7.78	$ 14.10
Total Return B,C,D	10.93%	.67%	19.98%	44.64%	(44.69)%	22.45%
Ratios to Average Net Assets F,J
Expenses before reductions	.87% A	1.02%	1.16%	1.43%	1.25%	1.22%
Expenses net of fee waivers, if any	.87% A	.93%	.93%	.93%	.93%	1.00%
Expenses net of all reductions	.86% A	.93%	.92%	.93%	.93%	.99%
Net investment income (loss)	.57% A	(.02)%	(.08)%	.31%	.11%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,963	$ 23,672	$ 14,427	$ 7,044	$ 3,416	$ 9,142
Portfolio turnover rate G	216% A	84%	114%	173%	137%	167%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than $.01 per share.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Growth Stock Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,563,469
Gross unrealized depreciation	(2,681,118)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,882,351

Tax cost	$ 100,068,801

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (411,704)
2017	(2,330,628)
Total with expiration	$ (2,742,332)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $160,148,777 and $96,480,820, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 222
Service Class 2	56,436
$ 56,658

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 5,467
Service Class	156
Service Class 2	16,799
Investor Class	27,697
$ 50,119

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,782 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $83 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,010, including $3,616 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,601 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	327,329	431,203	$ 5,060,213	$ 6,122,430
Shares redeemed	(114,083)	(288,058)	(1,705,059)	(4,022,846)
Net increase (decrease)	213,246	143,145	$ 3,355,154	$ 2,099,584
Service Class
Shares sold	-	-	$ -	$ -
Shares redeemed	-	(12,847)	-	(176,853)
Net increase (decrease)	-	(12,847)	$ -	$ (176,853)
Service Class 2
Shares sold	3,650,731	38,336	$ 52,373,967	$ 532,559
Shares redeemed	(282,111)	(127,122)	(4,268,258)	(1,689,914)
Net increase (decrease)	3,368,620	(88,786)	$ 48,105,709	$ (1,157,355)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Investor Class
Shares sold	1,157,991	1,469,969	$ 17,393,307	$ 20,654,000
Shares redeemed	(179,871)	(794,269)	(2,659,257)	(10,596,545)
Net increase (decrease)	978,120	675,700	$ 14,734,050	$ 10,057,455

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 51% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 47% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGR-SANN-0812
1.787988.109

Fidelity® Variable Insurance Products:
Health Care Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.72%
Actual		$ 1,000.00	$ 1,131.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.28	$ 3.62
Investor Class	.80%
Actual		$ 1,000.00	$ 1,131.00	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	5.9	7.4
UnitedHealth Group, Inc.	5.9	3.0
Pfizer, Inc.	5.1	0.5
Gilead Sciences, Inc.	4.8	2.2
Merck & Co., Inc.	3.7	4.1
Catalyst Health Solutions, Inc.	2.7	0.8
Humana, Inc.	2.6	1.9
Watson Pharmaceuticals, Inc.	2.6	1.1
WellPoint, Inc.	2.6	4.1
Eli Lilly & Co.	2.3	1.4
	38.2
Top Industries (% of fund's net assets)
As of June 30, 2012
Health Care Providers & Services	27.0%
Biotechnology	25.2%
Pharmaceuticals	22.6%
Health Care Equipment & Supplies	11.7%
Health Care Technology	6.1%
All Others*	7.4%

As of December 31, 2011
Health Care Providers & Services	30.5%
Biotechnology	26.3%
Pharmaceuticals	20.1%
Health Care Equipment & Supplies	14.6%
Food & Staples Retailing	1.5%
All Others*	7.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BIOTECHNOLOGY - 25.2%
Biotechnology - 25.2%
Achillion Pharmaceuticals, Inc. (a)(d)	64,500	$ 399,900
Acorda Therapeutics, Inc. (a)	31,400	739,784
Alexion Pharmaceuticals, Inc. (a)	6,788	674,048
AMAG Pharmaceuticals, Inc. (a)	8,800	135,520
Amgen, Inc.	122,341	8,935,787
Amylin Pharmaceuticals, Inc. (a)	25,000	705,750
Anthera Pharmaceuticals, Inc. (a)(d)	4,100	2,773
ARIAD Pharmaceuticals, Inc. (a)	27,700	476,717
AVEO Pharmaceuticals, Inc. (a)(d)	32,121	390,591
Biogen Idec, Inc. (a)	23,700	3,421,806
BioMarin Pharmaceutical, Inc. (a)	74,459	2,947,087
Biovitrum AB (a)	82,100	278,911
Discovery Laboratories, Inc. (a)(d)	115,700	268,424
Dynavax Technologies Corp. (a)	207,086	894,612
Gentium SpA sponsored ADR (a)	9,700	89,725
Gilead Sciences, Inc. (a)	142,190	7,291,503
Grifols SA ADR (d)	94,900	911,040
Infinity Pharmaceuticals, Inc. (a)	34,300	465,108
Medivation, Inc. (a)	16,800	1,535,520
Merrimack Pharmaceuticals, Inc.	2,600	18,928
Merrimack Pharmaceuticals, Inc. (e)	14,977	98,129
Momenta Pharmaceuticals, Inc. (a)	13,200	178,464
Neurocrine Biosciences, Inc. (a)	59,797	472,994
NPS Pharmaceuticals, Inc. (a)	55,700	479,577
Rigel Pharmaceuticals, Inc. (a)	45,000	418,500
Seattle Genetics, Inc. (a)	24,676	626,524
Spectrum Pharmaceuticals, Inc. (a)	34,700	539,932
Synageva BioPharma Corp. (a)	28,146	1,141,602
Targacept, Inc. (a)	67,833	291,682
Theravance, Inc. (a)(d)	33,800	751,036
Thrombogenics NV (a)	8,700	234,510
United Therapeutics Corp. (a)	20,452	1,009,920
Vertex Pharmaceuticals, Inc. (a)	16,900	945,048
Vical, Inc. (a)	83,729	301,424
ZIOPHARM Oncology, Inc. (a)	33,000	196,350
		38,269,226
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	66,339	551,940
FOOD & STAPLES RETAILING - 1.3%
Drug Retail - 1.3%
CVS Caremark Corp.	28,700	1,341,151
Drogasil SA	67,100	676,512
		2,017,663

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 11.7%
Health Care Equipment - 10.6%
Boston Scientific Corp. (a)	557,300	$ 3,159,891
C.R. Bard, Inc.	24,000	2,578,560
Conceptus, Inc. (a)	29,154	577,832
CONMED Corp.	16,600	459,322
Covidien PLC	45,389	2,428,312
Cyberonics, Inc. (a)	10,050	451,647
Genmark Diagnostics, Inc. (a)	3,400	14,756
HeartWare International, Inc. (a)	12,800	1,136,640
Hill-Rom Holdings, Inc.	27,700	854,545
Insulet Corp. (a)	35,200	752,224
Mako Surgical Corp. (a)	20,400	522,444
Opto Circuits India Ltd.	83,590	233,398
Volcano Corp. (a)	18,680	535,182
William Demant Holding A/S (a)	6,600	591,482
Wright Medical Group, Inc. (a)	54,500	1,163,575
Zeltiq Aesthetics, Inc.	64,421	360,758
Zimmer Holdings, Inc.	5,100	328,236
		16,148,804
Health Care Supplies - 1.1%
The Cooper Companies, Inc.	20,300	1,619,128
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		17,767,932
HEALTH CARE PROVIDERS & SERVICES - 27.0%
Health Care Distributors & Services - 1.4%
Amplifon SpA (d)	118,246	551,574
McKesson Corp.	17,279	1,619,906
		2,171,480
Health Care Facilities - 2.2%
Brookdale Senior Living, Inc. (a)	40,598	720,209
Capital Senior Living Corp. (a)	70,000	742,000
Emeritus Corp. (a)	25,328	426,270
Hanger, Inc. (a)	20,590	527,928
LCA-Vision, Inc. (a)	80,000	344,000
Sunrise Senior Living, Inc. (a)	85,235	621,363
		3,381,770
Health Care Services - 9.6%
Accretive Health, Inc. (a)(d)	39,003	427,473
Catalyst Health Solutions, Inc. (a)	44,000	4,111,360
Express Scripts Holding Co. (a)	28,898	1,613,375
Fresenius Medical Care AG & Co. KGaA	19,387	1,369,270
HMS Holdings Corp. (a)	27,300	909,363
MEDNAX, Inc. (a)	33,800	2,316,652
MModal, Inc. (a)	60,100	780,098
Omnicare, Inc.	30,695	958,605
Quest Diagnostics, Inc.	34,300	2,054,570
		14,540,766
Managed Health Care - 13.8%
Aetna, Inc.	40,800	1,581,816
Centene Corp. (a)	10,200	307,632
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Health Net, Inc. (a)	67,700	$ 1,643,079
Humana, Inc.	51,967	4,024,324
Molina Healthcare, Inc. (a)	15,000	351,900
UnitedHealth Group, Inc.	151,977	8,890,655
Universal American Spin Corp. (a)	25,000	263,250
WellPoint, Inc.	60,877	3,883,344
		20,946,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		41,040,016
HEALTH CARE TECHNOLOGY - 5.6%
Health Care Technology - 5.6%
athenahealth, Inc. (a)	19,063	1,509,218
Cerner Corp. (a)	41,700	3,446,922
Epocrates, Inc. (a)	5,699	45,706
HealthStream, Inc. (a)	15,400	400,400
SXC Health Solutions Corp. (a)	59,466	3,019,098
		8,421,344
IT SERVICES - 0.0%
IT Consulting & Other Services - 0.0%
Maximus, Inc.	800	41,400
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
Furiex Pharmaceuticals, Inc. (a)	19,200	402,240
Illumina, Inc. (a)(d)	29,750	1,201,603
		1,603,843
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	53,144	840,207
PHARMACEUTICALS - 22.6%
Pharmaceuticals - 22.6%
Akorn, Inc. (a)	25,800	406,866
Cadence Pharmaceuticals, Inc. (a)(d)	116,000	414,120
Cardiome Pharma Corp. (a)	32,600	14,800
Elan Corp. PLC sponsored ADR (a)	110,300	1,609,277
Eli Lilly & Co.	81,300	3,488,583
Endo Pharmaceuticals Holdings, Inc. (a)	60,900	1,886,682
Meda AB (A Shares)	52,300	497,865
Merck & Co., Inc.	135,216	5,645,268
Optimer Pharmaceuticals, Inc. (a)(d)	49,467	767,728
Pacira Pharmaceuticals, Inc. (a)	17,000	272,680
Pfizer, Inc.	338,950	7,795,850
Shire PLC sponsored ADR	27,100	2,341,169
UCB SA	12,200	615,094
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,060	2,514,743
ViroPharma, Inc. (a)	78,400	1,858,080

	Shares	Value
Watson Pharmaceuticals, Inc. (a)	53,400	$ 3,951,066
XenoPort, Inc. (a)	22,900	138,316
		34,218,187
PROFESSIONAL SERVICES - 1.3%
Research & Consulting Services - 1.3%
Advisory Board Co. (a)	21,600	1,071,144
Qualicorp SA	109,000	952,970
		2,024,114
SOFTWARE - 0.2%
Application Software - 0.2%
Nuance Communications, Inc. (a)	13,900	331,098
TOTAL COMMON STOCKS (Cost $129,409,249)		147,126,970
Convertible Preferred Stocks - 0.5%

HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(e) (Cost $633,235)	104,900	734,300
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.17% (b)	3,342,132	3,342,132
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	5,393,460	5,393,460
TOTAL MONEY MARKET FUNDS (Cost $8,735,592)		8,735,592
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $138,778,076)	156,596,862
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(4,872,560)
NET ASSETS - 100%	$ 151,724,302
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $832,429 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 633,235
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 104,839
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,813
Fidelity Securities Lending Cash Central Fund	22,444
Total	$ 25,257
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 147,126,970	$ 145,426,173	$ 1,700,797	$ -
Convertible Preferred Stocks	734,300	-	-	734,300
Money Market Funds	8,735,592	8,735,592	-	-
Total Investments in Securities:	$ 156,596,862	$ 154,161,765	$ 1,700,797	$ 734,300
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.6%
Canada	3.7%
Ireland	2.7%
Bailiwick of Jersey	1.5%
Brazil	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,326,822) - See accompanying schedule: Unaffiliated issuers (cost $130,042,484)	$ 147,861,270
Fidelity Central Funds (cost $8,735,592)	8,735,592
Total Investments (cost $138,778,076)		$ 156,596,862
Receivable for investments sold		1,161,478
Receivable for fund shares sold		49,379
Dividends receivable		115,942
Distributions receivable from Fidelity Central Funds		4,648
Other receivables		6,914
Total assets		157,935,223

Liabilities
Payable for investments purchased	$ 658,885
Payable for fund shares redeemed	44,282
Accrued management fee	68,283
Other affiliated payables	21,915
Other payables and accrued expenses	24,096
Collateral on securities loaned, at value	5,393,460
Total liabilities		6,210,921

Net Assets		$ 151,724,302
Net Assets consist of:
Paid in capital		$ 127,389,348
Undistributed net investment income		312,068
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,205,835
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,817,051
Net Assets		$ 151,724,302

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($59,753,365 ÷ 3,967,672 shares)	$ 15.06

Investor Class: Net Asset Value, offering price and redemption price per share ($91,970,937 ÷ 6,138,451 shares)	$ 14.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 848,141
Income from Fidelity Central Funds		25,257
Total income		873,398

Expenses
Management fee	$ 409,558
Transfer agent fees	90,695
Accounting and security lending fees	28,887
Custodian fees and expenses	10,591
Independent trustees' compensation	454
Audit	21,032
Legal	296
Miscellaneous	689
Total expenses before reductions	562,202
Expense reductions	(4,636)	557,566
Net investment income (loss)		315,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,293,266
Foreign currency transactions	(3,046)
Total net realized gain (loss)		7,290,220
Change in net unrealized appreciation (depreciation) on: Investment securities	9,812,041
Assets and liabilities in foreign currencies	(614)
Total change in net unrealized appreciation (depreciation)		9,811,427
Net gain (loss)		17,101,647
Net increase (decrease) in net assets resulting from operations		$ 17,417,479

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 315,832	$ (76,793)
Net realized gain (loss)	7,290,220	7,849,605
Change in net unrealized appreciation (depreciation)	9,811,427	(4,597,206)
Net increase (decrease) in net assets resulting from operations	17,417,479	3,175,606
Distributions to shareholders from net realized gain	(4,220,146)	-
Share transactions - net increase (decrease)	15,593,314	51,772,909
Redemption fees	6,848	73,707
Total increase (decrease) in net assets	28,797,495	55,022,222

Net Assets
Beginning of period	122,926,807	67,904,585
End of period (including undistributed net investment income of $312,068 and accumulated net investment loss of $3,764, respectively)	$ 151,724,302	$ 122,926,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 12.64	$ 10.79	$ 8.15	$ 13.57	$ 13.17
Income from Investment Operations
Net investment income (loss) E	.03	- J	.02 H	.03	.04	.03
Net realized and unrealized gain (loss)	1.76	1.04	1.85	2.64	(4.05)	1.25
Total from investment operations	1.79	1.04	1.87	2.67	(4.01)	1.28
Distributions from net investment income	-	-	(.02)	(.03)	(.04)	(.07)
Distributions from net realized gain	(.42)	-	-	-	(1.37)	(.81)
Total distributions	(.42)	-	(.02)	(.03)	(1.41)	(.88)
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 15.06	$ 13.69	$ 12.64	$ 10.79	$ 8.15	$ 13.57
Total Return B, C, D	13.19%	8.31%	17.35%	32.80%	(32.31)%	10.21%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.74%	.79%	.83%	.84%	.81%
Expenses net of fee waivers, if any	.72% A	.74%	.78%	.83%	.84%	.81%
Expenses net of all reductions	.71% A	.73%	.78%	.82%	.84%	.80%
Net investment income (loss)	.48% A	(.03)%	.17% H	.30%	.36%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,753	$ 52,430	$ 36,651	$ 37,787	$ 37,961	$ 55,676
Portfolio turnover rate G	113% A	138%	108%	132%	189%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Net asset value, beginning of period	$ 13.63	$ 12.59	$ 10.75	$ 8.13	$ 13.53	$ 13.14
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.01 H	.02	.03	.01
Net realized and unrealized gain (loss)	1.74	1.04	1.84	2.62	(4.03)	1.24
Total from investment operations	1.77	1.03	1.85	2.64	(4.00)	1.25
Distributions from net investment income	-	-	(.01)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.42)	-	-	-	(1.37)	(.81)
Total distributions	(.42)	-	(.01)	(.02)	(1.40)	(.86)
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 14.98	$ 13.63	$ 12.59	$ 10.75	$ 8.13	$ 13.53
Total Return B, C, D	13.10%	8.26%	17.24%	32.53%	(32.31)%	10.01%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.82%	.88%	.94%	.94%	.93%
Expenses net of fee waivers, if any	.80% A	.82%	.87%	.94%	.94%	.93%
Expenses net of all reductions	.79% A	.81%	.86%	.93%	.93%	.92%
Net investment income (loss)	.40% A	(.11)%	.09% H	.20%	.26%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,971	$ 70,497	$ 31,254	$ 24,448	$ 21,901	$ 26,948
Portfolio turnover rate G	113% A	138%	108%	132%	189%	128%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Health Care Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,413,778
Gross unrealized depreciation	(6,597,025)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,816,753
Tax cost	$ 139,780,109

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,483,515 and $80,785,148, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 22,184
Investor Class	68,511
$ 90,695

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,280 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $194 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,444, including $1,217 from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,636 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ 1,771,207	$ -
Investor Class	2,448,939	-
Total	$ 4,220,146	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	588,929	2,340,898	$ 8,444,009	$ 33,111,141
Reinvestment of distributions	122,152	-	1,771,207	-
Shares redeemed	(573,172)	(1,411,679)	(8,360,917)	(19,120,275)
Net increase (decrease)	137,909	929,219	$ 1,854,299	$ 13,990,866
Investor Class
Shares sold	1,375,349	3,670,634	$ 19,690,105	$ 50,464,384
Reinvestment of distributions	169,712	-	2,448,939	-
Shares redeemed	(579,867)	(980,198)	(8,400,029)	(12,682,341)
Net increase (decrease)	965,194	2,690,436	$ 13,739,015	$ 37,782,043

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0812
1.817376.107

Fidelity® Variable Insurance Products:
Industrials Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.74%
Actual		$ 1,000.00	$ 1,088.20	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.18	$ 3.72
Investor Class	.82%
Actual		$ 1,000.00	$ 1,087.80	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.9	13.5
United Technologies Corp.	6.2	6.2
3M Co.	4.5	3.8
Union Pacific Corp.	3.9	5.0
Danaher Corp.	3.8	3.8
United Parcel Service, Inc. Class B	3.7	3.9
Honeywell International, Inc.	3.3	3.4
Cummins, Inc.	3.2	3.0
Textron, Inc.	2.6	1.7
Tyco International Ltd.	2.5	2.3
	47.6
Top Industries (% of fund's net assets)
As of June 30, 2012
Industrial Conglomerates	25.7%
Machinery	20.0%
Aerospace & Defense	14.0%
Electrical Equipment	8.1%
Road & Rail	7.5%
All Others*	24.7%

As of December 31, 2011
Industrial Conglomerates	23.9%
Machinery	16.1%
Aerospace & Defense	15.0%
Electrical Equipment	11.2%
Road & Rail	7.8%
All Others*	26.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
AEROSPACE & DEFENSE - 13.9%
Aerospace & Defense - 13.9%
Esterline Technologies Corp. (a)	9,684	$ 603,797
Honeywell International, Inc.	49,634	2,771,563
Rockwell Collins, Inc.	11,463	565,699
Teledyne Technologies, Inc. (a)	5,100	314,415
Textron, Inc.	88,474	2,200,348
United Technologies Corp.	68,163	5,148,351
		11,604,173
AIR FREIGHT & LOGISTICS - 3.7%
Air Freight & Logistics - 3.7%
United Parcel Service, Inc. Class B	39,541	3,114,249
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
WABCO Holdings, Inc. (a)	7,892	417,724
BUILDING PRODUCTS - 1.2%
Building Products - 1.2%
Owens Corning (a)	35,400	1,010,316
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Diversified Support Services - 0.2%
Aggreko PLC	5,000	162,253
Environmental & Facility Services - 1.7%
Republic Services, Inc.	52,078	1,377,984
Office Services & Supplies - 0.5%
Mine Safety Appliances Co.	11,447	460,627
Security & Alarm Services - 0.4%
Corrections Corp. of America	12,100	356,345
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,357,209
CONSTRUCTION & ENGINEERING - 4.3%
Construction & Engineering - 4.3%
AECOM Technology Corp. (a)	54,667	899,272
EMCOR Group, Inc.	32,539	905,235
Jacobs Engineering Group, Inc. (a)	29,107	1,101,991
Quanta Services, Inc. (a)	29,349	706,430
		3,612,928
ELECTRICAL EQUIPMENT - 8.1%
Electrical Components & Equipment - 8.1%
AMETEK, Inc.	26,425	1,318,872
Emerson Electric Co.	42,801	1,993,671
GrafTech International Ltd. (a)	51,116	493,269
Hubbell, Inc. Class B	14,052	1,095,213
Prysmian SpA	47,487	705,513
Regal-Beloit Corp.	18,653	1,161,336
		6,767,874
INDUSTRIAL CONGLOMERATES - 25.7%
Industrial Conglomerates - 25.7%
3M Co.	41,534	3,721,446

	Shares	Value
Carlisle Companies, Inc.	15,056	$ 798,269
Danaher Corp.	60,848	3,168,964
General Electric Co.	557,833	11,625,240
Tyco International Ltd.	39,585	2,092,067
		21,405,986
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	10,122	397,187
MACHINERY - 20.0%
Construction & Farm Machinery & Heavy Trucks - 6.2%
Cummins, Inc.	26,995	2,616,085
Deere & Co.	10,300	832,961
Fiat Industrial SpA	65,304	639,651
Manitowoc Co., Inc.	86,316	1,009,897
		5,098,594
Industrial Machinery - 13.8%
Actuant Corp. Class A	23,254	631,579
Dover Corp.	17,300	927,453
Flowserve Corp.	6,705	769,399
Graco, Inc.	19,632	904,643
Illinois Tool Works, Inc.	38,380	2,029,918
Ingersoll-Rand PLC	25,451	1,073,523
Pall Corp.	17,400	953,694
Parker Hannifin Corp.	18,224	1,401,061
SPX Corp.	8,400	548,688
Timken Co.	10,800	494,532
TriMas Corp. (a)	35,892	721,429
Valmont Industries, Inc.	8,725	1,055,463
		11,511,382
TOTAL MACHINERY		16,609,976
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	8,228	387,374
PROFESSIONAL SERVICES - 4.6%
Human Resource & Employment Services - 1.8%
Manpower, Inc.	13,450	492,943
Towers Watson & Co.	16,514	989,189
		1,482,132
Research & Consulting Services - 2.8%
Bureau Veritas SA	6,200	550,325
Dun & Bradstreet Corp.	8,500	604,945
IHS, Inc. Class A (a)	10,971	1,181,906
		2,337,176
TOTAL PROFESSIONAL SERVICES		3,819,308
ROAD & RAIL - 7.5%
Railroads - 6.6%
CSX Corp.	77,746	1,738,401
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Genesee & Wyoming, Inc. Class A (a)	10,273	$ 542,825
Union Pacific Corp.	26,928	3,212,780
		5,494,006
Trucking - 0.9%
J.B. Hunt Transport Services, Inc.	10,151	605,000
Quality Distribution, Inc. (a)	11,000	121,990
		726,990
TOTAL ROAD & RAIL		6,220,996
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
W.W. Grainger, Inc.	3,755	718,106
Watsco, Inc.	10,000	738,000
WESCO International, Inc. (a)	13,765	792,176
		2,248,282
TRANSPORTATION INFRASTRUCTURE - 0.6%
Airport Services - 0.6%
Wesco Aircraft Holdings, Inc. (a)	37,012	471,163
TOTAL COMMON STOCKS (Cost $72,173,946)		80,444,745
Convertible Preferred Stocks - 0.1%

AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $85,000)	1,700	89,573
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 249,306	249,306
8% 12/6/14 (e)	176,300	176,300
8% 12/6/14 (e)	42,800	42,800
TOTAL CONVERTIBLE BONDS (Cost $468,406)		468,406
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (d) (Cost $59,993)	60,000	59,996
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	2,495,049	$ 2,495,049
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	164,300	164,300
TOTAL MONEY MARKET FUNDS (Cost $2,659,349)		2,659,349
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $75,446,694)	83,722,069
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(427,090)
NET ASSETS - 100%	$ 83,294,979
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini Industrial Select Sector Index Contracts	Sept. 2012	$ 886,500	$ 36,638

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,996.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $468,406 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 249,306
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 219,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,722
Fidelity Securities Lending Cash Central Fund	4,617
Total	$ 6,339
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 80,444,745	$ 80,444,745	$ -	$ -
Convertible Preferred Stocks	89,573	89,573	-	-
Convertible Bonds	468,406	-	-	468,406
U.S. Treasury Obligations	59,996	-	59,996	-
Money Market Funds	2,659,349	2,659,349	-	-
Total Investments in Securities:	$ 83,722,069	$ 83,193,667	$ 59,996	$ 468,406
Derivative Instruments:
Assets
Futures Contracts	$ 36,638	$ 36,638	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 36,638	$ -
Total Value of Derivatives	$ 36,638	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $158,682) - See accompanying schedule: Unaffiliated issuers (cost $72,787,345)	$ 81,062,720
Fidelity Central Funds (cost $2,659,349)	2,659,349
Total Investments (cost $75,446,694)		$ 83,722,069
Receivable for investments sold		1,251,797
Dividends receivable		165,793
Interest receivable		29,057
Distributions receivable from Fidelity Central Funds		1,278
Receivable for daily variation margin on futures contracts		30,250
Other receivables		1,187
Total assets		85,201,431

Liabilities
Payable for investments purchased	$ 1,364,954
Payable for fund shares redeemed	303,996
Accrued management fee	38,217
Other affiliated payables	12,489
Other payables and accrued expenses	22,496
Collateral on securities loaned, at value	164,300
Total liabilities		1,906,452

Net Assets		$ 83,294,979
Net Assets consist of:
Paid in capital		$ 75,754,924
Undistributed net investment income		596,817
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,368,531)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,311,769
Net Assets		$ 83,294,979

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($33,581,993 ÷ 2,159,244 shares)	$ 15.55

Investor Class: Net Asset Value, offering price and redemption price per share ($49,712,986 ÷ 3,210,081 shares)	$ 15.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)
Investment Income
Dividends		$ 944,473
Interest		17,225
Income from Fidelity Central Funds		6,339
Total income		968,037

Expenses
Management fee	$ 263,519
Transfer agent fees	59,528
Accounting and security lending fees	18,438
Custodian fees and expenses	8,241
Independent trustees' compensation	303
Registration fees	98
Audit	21,200
Legal	205
Miscellaneous	537
Total expenses before reductions	372,069
Expense reductions	(1,244)	370,825
Net investment income (loss)		597,212
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,383,286
Foreign currency transactions	(3,036)
Futures contracts	18,273
Total net realized gain (loss)		2,398,523
Change in net unrealized appreciation (depreciation) on: Investment securities	3,923,765
Assets and liabilities in foreign currencies	(72)
Futures contracts	36,642
Total change in net unrealized appreciation (depreciation)		3,960,335
Net gain (loss)		6,358,858
Net increase (decrease) in net assets resulting from operations		$ 6,956,070

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 597,212	$ 867,744
Net realized gain (loss)	2,398,523	6,145,872
Change in net unrealized appreciation (depreciation)	3,960,335	(14,690,836)
Net increase (decrease) in net assets resulting from operations	6,956,070	(7,677,220)
Distributions to shareholders from net investment income	-	(889,220)
Share transactions - net increase (decrease)	(6,784,039)	(484,759)
Redemption fees	8,265	39,357
Total increase (decrease) in net assets	180,296	(9,011,842)

Net Assets
Beginning of period	83,114,683	92,126,525
End of period (including undistributed net investment income of $596,817 and distributions in excess of net investment income of $395, respectively)	$ 83,294,979	$ 83,114,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.29	$ 15.16	$ 11.63	$ 8.37	$ 14.43	$ 13.90
Income from Investment Operations
Net investment income (loss) E	.10	.13	.10	.10	.12	.10
Net realized and unrealized gain (loss)	1.16	(.85)	3.51	3.27	(5.79)	2.43
Total from investment operations	1.26	(.72)	3.61	3.37	(5.67)	2.53
Distributions from net investment income	-	(.16)	(.09)	(.11)	(.14)	(.09)
Distributions from net realized gain	-	-	-	-	(.26)	(1.91)
Total distributions	-	(.16)	(.09)	(.11)	(.40)	(2.00)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	- I
Net asset value, end of period	$ 15.55	$ 14.29	$ 15.16	$ 11.63	$ 8.37	$ 14.43
Total Return B,C,D	8.82%	(4.65)%	31.09%	40.22%	(39.84)%	18.21%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.74%	.77%	.81%	.78%	.78%
Expenses net of fee waivers, if any	.74% A	.74%	.76%	.81%	.78%	.78%
Expenses net of all reductions	.74% A	.73%	.75%	.80%	.78%	.78%
Net investment income (loss)	1.31% A	.88%	.77%	1.10%	1.02%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,582	$ 34,854	$ 43,295	$ 32,183	$ 23,747	$ 50,586
Portfolio turnover rate G	84% A	111%	91%	117%	138%	122%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 15.10	$ 11.59	$ 8.35	$ 14.38	$ 13.86
Income from Investment Operations
Net investment income (loss) E	.10	.12	.09	.09	.11	.08
Net realized and unrealized gain (loss)	1.15	(.84)	3.49	3.25	(5.76)	2.43
Total from investment operations	1.25	(.72)	3.58	3.34	(5.65)	2.51
Distributions from net investment income	-	(.15)	(.08)	(.10)	(.13)	(.08)
Distributions from net realized gain	-	-	-	-	(.26)	(1.91)
Total distributions	-	(.15)	(.08)	(.10)	(.39)	(1.99)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	- I
Net asset value, end of period	$ 15.49	$ 14.24	$ 15.10	$ 11.59	$ 8.35	$ 14.38
Total ReturnB,C,D	8.78%	(4.70)%	30.96%	39.97%	(39.84)%	18.12%
Ratios to Average Net Assets F,H
Expenses before reductions	.82% A	.82%	.85%	.91%	.88%	.90%
Expenses net of fee waivers, if any	.82% A	.82%	.84%	.91%	.88%	.90%
Expenses net of all reductions	.82% A	.81%	.84%	.90%	.87%	.90%
Net investment income (loss)	1.23% A	.80%	.69%	1.00%	.92%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,713	$ 48,261	$ 48,832	$ 25,879	$ 17,359	$ 26,063
Portfolio turnover rate G	84% A	111%	91%	117%	138%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,577,477
Gross unrealized depreciation	(3,747,307)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,830,170

Tax cost	$ 75,891,899

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (3,124,513)

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $18,273 and a change in net unrealized appreciation (depreciation) of $36,642 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,795,398 and $44,053,353, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 14,888
Investor Class	44,640
$ 59,528

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,100 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,617. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,243 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 393,213
Investor Class	-	496,007
Total	$ -	$ 889,220

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months endedJune 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	242,590	1,093,796	$ 3,891,165	$ 17,512,561
Reinvestment of distributions	-	28,339	-	393,213
Shares redeemed	(521,708)	(1,538,769)	(8,122,072)	(22,544,337)
Net increase (decrease)	(279,118)	(416,634)	$ (4,230,907)	$ (4,638,563)
Investor Class
Shares sold	562,197	2,054,344	$ 8,937,491	$ 32,148,714
Reinvestment of distributions	-	35,884	-	496,007
Shares redeemed	(741,460)	(1,933,876)	(11,490,623)	(28,490,917)
Net increase (decrease)	(179,263)	156,352	$ (2,553,132)	$ 4,153,804

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0812
1.817364.107

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,101.00	$ 5.75
Hypothetical A		$ 1,000.00	$ 1,019.39	$ 5.52
Service Class	1.20%
Actual		$ 1,000.00	$ 1,099.90	$ 6.27
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,098.80	$ 7.04
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.77
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,101.00	$ 5.75
Hypothetical A		$ 1,000.00	$ 1,019.39	$ 5.52
Service Class R	1.20%
Actual		$ 1,000.00	$ 1,099.90	$ 6.27
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,100.00	$ 7.05
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.77
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,100.40	$ 6.16
Hypothetical A		$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2012
United States of America	17.1%
United Kingdom	15.2%
Japan	9.0%
France	7.5%
India	4.9%
Switzerland	4.5%
Germany	4.3%
Indonesia	3.9%
Brazil	3.7%
Other	29.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2011
United States of America	18.3%
United Kingdom	16.3%
Japan	9.0%
France	7.8%
Germany	4.8%
Indonesia	4.7%
Brazil	4.5%
India	4.4%
Switzerland	4.3%
Other	25.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	98.3
Short-Term Investments and Net Other Assets (Liabilities)	0.2	1.7
Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	2.2
Nestle SA (Switzerland, Food Products)	1.6	1.8
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.5	1.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.3	1.6
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.3	0.0
Unilever PLC (United Kingdom, Food Products)	1.0	1.1
Rio Tinto PLC sponsored ADR (United Kingdom, Metals & Mining)	1.0	0.0
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	1.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.8	0.8
BASF AG (Germany, Chemicals)	0.8	0.9
	11.9
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	20.8	21.3
Consumer Discretionary	19.9	23.1
Industrials	15.3	10.8
Materials	11.5	13.2
Information Technology	10.9	8.7
Financials	8.8	12.1
Energy	5.4	5.8
Health Care	5.0	3.3
Telecommunication Services	2.2	0.0

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd. (d)	38,373	$ 196,072
Iluka Resources Ltd.	15,161	178,935
TOTAL AUSTRALIA		375,007
Bailiwick of Jersey - 0.5%
Experian PLC	13,300	187,572
Belgium - 1.2%
Anheuser-Busch InBev SA NV	4,168	328,610
Umicore SA	3,719	171,172
TOTAL BELGIUM		499,782
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	1,500	188,835
Petra Diamonds Ltd. (a)	74,483	140,798
TOTAL BERMUDA		329,633
Brazil - 3.7%
BR Malls Participacoes SA	14,400	164,899
Bradespar SA (PN)	10,800	177,123
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,200	237,646
Companhia de Concessoes Rodoviarias	20,400	165,861
Iguatemi Empresa de Shopping Centers SA	7,400	152,900
Itau Unibanco Banco Multiplo SA sponsored ADR	17,300	240,816
Multiplan Empreendimentos Imobiliarios SA	7,200	176,227
Souza Cruz SA	12,800	187,874
TOTAL BRAZIL		1,503,346
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	11,000	162,580
Canada - 2.1%
Canadian National Railway Co.	3,000	253,708
First Quantum Minerals Ltd.	10,100	178,568
Potash Corp. of Saskatchewan, Inc.	6,000	262,253
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,800	170,461
TOTAL CANADA		864,990
Cayman Islands - 1.2%
Baidu.com, Inc. sponsored ADR (a)	1,500	172,470
Hengan International Group Co. Ltd.	18,000	175,341
Sands China Ltd.	49,200	158,278
TOTAL CAYMAN ISLANDS		506,089
Chile - 0.4%
Embotelladora Andina SA Class A	33,155	145,001
Colombia - 0.4%
Grupo de Inversiones Surameric	9,848	170,671
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	2,100	305,214

	Shares	Value
Finland - 0.8%
Kone Oyj (B Shares)	3,100	$ 186,855
Nokian Tyres PLC	3,886	146,844
TOTAL FINLAND		333,699
France - 7.5%
Air Liquide SA	1,980	225,637
Bureau Veritas SA	1,900	168,648
Casino Guichard Perrachon SA (d)	2,032	178,230
CFAO SA	3,500	165,344
Christian Dior SA	1,288	176,444
Edenred SA	5,700	161,182
Essilor International SA	2,048	189,975
Hermes International Sca	400	122,627
L'Oreal SA	1,800	210,113
LVMH Moet Hennessy - Louis Vuitton SA	1,807	274,068
Pernod Ricard SA (d)	2,100	223,925
PPR SA	1,400	198,873
Publicis Groupe SA (d)	4,000	182,485
Remy Cointreau SA	1,600	175,307
Schneider Electric SA	4,129	228,500
Technip SA	1,800	186,674
TOTAL FRANCE		3,068,032
Germany - 3.7%
adidas AG	2,300	164,335
BASF AG	4,633	320,709
Bayerische Motoren Werke AG (BMW)	3,017	217,360
Henkel AG & Co. KGaA	3,800	210,534
Hugo Boss AG (a)	1,400	137,909
Linde AG	1,300	201,778
SAP AG	4,722	279,615
TOTAL GERMANY		1,532,240
Hong Kong - 0.4%
Galaxy Entertainment Group Ltd. (a)	62,000	155,983
India - 4.9%
Asian Paints India Ltd.	2,483	174,346
Bajaj Auto Ltd.	5,862	167,345
Colgate-Palmolive (India)	6,440	139,798
HDFC Bank Ltd.	21,629	221,588
Housing Development Finance Corp. Ltd.	15,516	184,038
ITC Ltd.	43,981	206,004
Jubilant Foodworks Ltd. (a)	4,895	103,677
Nestle India Ltd.	1,755	143,684
Smithkline Beecham Consumer Healthcare Ltd.	3,400	169,018
Tata Motors Ltd. sponsored ADR	8,376	183,937
Titan Industries Ltd.	35,499	143,779
TTK Prestige Ltd.	2,972	165,382
Yes Bank Ltd.	621	3,826
TOTAL INDIA		2,006,422
Common Stocks - continued
	Shares	Value
Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	312,500	$ 169,322
PT Bank Central Asia Tbk	195,500	152,910
PT Global Mediacom Tbk	846,000	137,847
PT Gudang Garam Tbk	27,500	181,678
PT Indomobil Sukses Internasional Tbk	174,500	131,187
PT Jasa Marga Tbk	298,500	172,898
PT Mitra Adiperkasa Tbk	226,500	173,895
PT Modern Internasional Tbk	480,000	161,701
PT Semen Gresik (Persero) Tbk	133,000	161,414
PT Tower Bersama Infrastructure Tbk	458,000	160,449
TOTAL INDONESIA		1,603,301
Ireland - 0.8%
Accenture PLC Class A	2,600	156,234
Dragon Oil PLC	18,500	156,893
TOTAL IRELAND		313,127
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	3,300	163,647
Italy - 2.0%
Fiat Industrial SpA	17,187	168,346
Pirelli & C SpA (d)	15,600	163,758
Prada SpA	22,800	153,852
Saipem SpA	4,140	183,319
Salvatore Ferragamo Italia SpA	7,000	145,279
TOTAL ITALY		814,554
Japan - 9.0%
Canon, Inc. sponsored ADR	6,785	270,993
Fanuc Corp.	1,400	230,134
Fast Retailing Co. Ltd.	800	160,073
Hitachi Ltd.	40,000	246,634
Japan Tobacco, Inc.	8,000	237,005
Kansai Paint Co. Ltd.	16,000	171,453
Keyence Corp.	780	192,951
Makita Corp.	4,500	157,858
Mitsubishi Corp.	12,100	244,593
Mitsui & Co. Ltd.	15,700	233,300
Nabtesco Corp.	7,500	167,281
Nikon Corp.	6,500	197,865
Nissan Motor Co. Ltd.	22,100	209,856
Rakuten, Inc.	16,800	173,690
SMC Corp.	1,100	190,716
Softbank Corp.	6,600	245,676
Sysmex Corp.	4,400	174,010
Unicharm Corp.	3,200	182,148
TOTAL JAPAN		3,686,236

	Shares	Value
Korea (South) - 1.9%
Hyundai Motor Co.	1,227	$ 252,786
Samsung Electronics Co. Ltd.	494	524,987
TOTAL KOREA (SOUTH)		777,773
Luxembourg - 0.4%
Millicom International Cellular SA (depository receipt)	1,800	169,398
Mexico - 0.8%
Coca-Cola FEMSA SAB de CV sponsored ADR	1,100	143,968
Grupo Mexico SA de CV Series B	66,700	197,954
TOTAL MEXICO		341,922
Netherlands - 1.5%
ASML Holding NV (Netherlands)	4,100	210,560
Core Laboratories NV	1,100	127,490
LyondellBasell Industries NV Class A	3,800	153,026
Yandex NV (a)	7,600	144,780
TOTAL NETHERLANDS		635,856
Nigeria - 0.7%
Guaranty Trust Bank PLC	1,437,351	132,475
Nigerian Breweries PLC	222,090	138,139
TOTAL NIGERIA		270,614
Philippines - 2.0%
Alliance Global Group, Inc.	482,500	132,794
International Container Terminal Services, Inc.	93,020	163,057
Metropolitan Bank & Trust Co.	74,900	165,234
SM Investments Corp.	10,510	182,979
SM Prime Holdings, Inc.	562,200	174,573
TOTAL PHILIPPINES		818,637
Portugal - 0.4%
Jeronimo Martins SGPS SA	9,495	160,112
Russia - 1.5%
Magnit OJSC GDR (Reg. S)	6,000	180,480
NOVATEK OAO GDR (Reg. S)	1,800	190,800
Sberbank (Savings Bank of the Russian Federation)	90,100	240,341
TOTAL RUSSIA		611,621
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	4,000	147,424
South Africa - 1.4%
Mr Price Group Ltd.	12,600	172,502
Naspers Ltd. Class N	3,800	202,198
Shoprite Holdings Ltd.	10,000	184,307
TOTAL SOUTH AFRICA		559,007
Spain - 0.5%
Inditex SA	2,192	226,162
Common Stocks - continued
	Shares	Value
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	6,000	$ 167,056
Atlas Copco AB (A Shares)	9,600	205,949
Elekta AB (B Shares)	3,300	150,368
Swedish Match Co. AB	4,800	193,389
TOTAL SWEDEN		716,762
Switzerland - 4.5%
Compagnie Financiere Richemont SA Series A	4,224	230,748
Dufry AG (a)	1,330	160,444
Nestle SA	11,201	667,351
Schindler Holding AG (Reg.)	1,520	171,193
SGS SA (Reg.)	90	168,308
Swatch Group AG (Bearer)	470	184,950
Syngenta AG (Switzerland)	750	256,744
TOTAL SWITZERLAND		1,839,738
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	22,100	308,516
Thailand - 1.7%
C.P. ALL PCL (For. Reg.)	140,700	158,709
Central Pattana PCL (For. Reg.)	112,200	165,777
Dynasty Ceramic PCL (For. Reg.)	43,000	70,023
Home Product Center PCL (For. Reg.)	357,300	143,048
Kasikornbank PCL (For. Reg.)	30,800	161,651
TOTAL THAILAND		699,208
Turkey - 1.3%
Coca-Cola Icecek A/S	10,000	154,824
TAV Havalimanlari Holding A/S	31,525	169,435
Turkiye Garanti Bankasi A/S	49,091	192,727
TOTAL TURKEY		516,986
United Kingdom - 15.2%
Aggreko PLC	4,800	155,763
Antofagasta PLC	11,000	187,437
BG Group PLC	16,146	328,732
BHP Billiton PLC ADR	10,623	607,529
British American Tobacco PLC (United Kingdom)	10,800	549,072
Burberry Group PLC	8,500	176,388
Diageo PLC sponsored ADR	3,000	309,210
Imperial Tobacco Group PLC	7,074	271,988
Intertek Group PLC	4,300	179,944
Johnson Matthey PLC	5,151	178,125
Meggitt PLC	28,600	172,583
Prudential PLC	21,042	243,982
Reckitt Benckiser Group PLC	4,700	247,694
Rio Tinto PLC sponsored ADR	8,200	392,042
Rolls-Royce Group PLC	17,500	235,157
Rotork PLC	4,500	138,839

	Shares	Value
Royal Dutch Shell PLC Class B (United Kingdom)	21,051	$ 735,181
SABMiller PLC	6,900	276,104
Standard Chartered PLC (United Kingdom)	12,716	275,725
The Weir Group PLC	6,700	160,546
Unilever PLC	12,100	406,242
TOTAL UNITED KINGDOM		6,228,283
United States of America - 16.9%
Alexion Pharmaceuticals, Inc. (a)	1,300	129,090
Allergan, Inc.	1,700	157,369
Altera Corp.	3,800	128,592
Altria Group, Inc.	4,400	152,020
American Tower Corp.	2,258	157,857
Apple, Inc. (a)	306	178,704
Caterpillar, Inc.	1,800	152,838
Coach, Inc.	2,300	134,504
Colgate-Palmolive Co.	1,470	153,027
Crown Castle International Corp. (a)	2,600	152,516
Cummins, Inc.	1,500	145,365
Deere & Co.	1,800	145,566
EMC Corp. (a)	6,093	156,164
Estee Lauder Companies, Inc. Class A	2,596	140,496
FMC Technologies, Inc. (a)	3,200	125,536
Freeport-McMoRan Copper & Gold, Inc.	4,796	163,400
Google, Inc. Class A (a)	300	174,021
IBM Corp.	700	136,906
Intuitive Surgical, Inc. (a)	200	110,758
Joy Global, Inc.	2,500	141,825
KLA-Tencor Corp.	3,100	152,675
Las Vegas Sands Corp.	3,475	151,128
Limited Brands, Inc.	3,400	144,602
Lorillard, Inc.	1,200	158,340
MasterCard, Inc. Class A	340	146,237
Mead Johnson Nutrition Co. Class A	1,800	144,918
MercadoLibre, Inc.	1,949	147,734
Mettler-Toledo International, Inc. (a)	900	140,265
National Oilwell Varco, Inc.	2,400	154,656
NIKE, Inc. Class B	1,700	149,226
Oracle Corp.	5,300	157,410
Perrigo Co.	1,300	153,309
Philip Morris International, Inc.	3,000	261,780
Priceline.com, Inc. (a)	200	132,904
QUALCOMM, Inc.	2,600	144,768
salesforce.com, Inc. (a)	1,100	152,086
SBA Communications Corp. Class A (a)	2,700	154,035
The Coca-Cola Co.	2,000	156,380
TJX Companies, Inc.	3,500	150,255
Union Pacific Corp.	1,300	155,103
United Technologies Corp.	2,000	151,060
UnitedHealth Group, Inc.	2,500	146,250
Varian Medical Systems, Inc. (a)	2,100	127,617
Common Stocks - continued
	Shares	Value
United States of America - continued
Visa, Inc. Class A	1,200	$ 148,356
Waters Corp. (a)	1,800	143,046
Yum! Brands, Inc.	2,570	165,559
TOTAL UNITED STATES OF AMERICA		6,926,253
TOTAL COMMON STOCKS (Cost $37,523,367)		40,681,398
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $170,622)	1,500	236,522
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.17% (b)	107,300	107,300
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,032,414	1,032,414
TOTAL MONEY MARKET FUNDS (Cost $1,139,714)		1,139,714
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $38,833,703)		42,057,634
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(1,054,044)
NET ASSETS - 100%		$ 41,003,590
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190
Fidelity Securities Lending Cash Central Fund	9,518
Total	$ 9,708
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,166,925	$ 5,059,935	$ 3,106,990	$ -
Consumer Staples	8,540,466	5,663,157	2,877,309	-
Energy	2,189,281	1,454,100	735,181	-
Financials	3,567,052	2,433,280	1,133,772	-
Health Care	2,097,732	1,923,722	174,010	-
Industrials	6,282,835	4,816,032	1,466,803	-
Information Technology	4,495,040	3,040,293	1,454,747	-
Materials	4,696,515	3,557,551	1,138,964	-
Telecommunication Services	882,074	475,949	406,125	-
Money Market Funds	1,139,714	1,139,714	-	-
Total Investments in Securities:	$ 42,057,634	$ 29,563,733	$ 12,493,901	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,093,514
Level 2 to Level 1	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,030,147) - See accompanying schedule: Unaffiliated issuers (cost $37,693,989)	$ 40,917,920
Fidelity Central Funds (cost $1,139,714)	1,139,714
Total Investments (cost $38,833,703)		$ 42,057,634
Cash		4,973
Foreign currency held at value (cost $4,503)		4,501
Receivable for investments sold Regular delivery		608,654
Delayed delivery		3,353
Dividends receivable		137,583
Distributions receivable from Fidelity Central Funds		1,023
Receivable from investment adviser for expense reductions		12,724
Other receivables		56,403
Total assets		42,886,848

Liabilities
Payable for investments purchased	$ 715,692
Payable for fund shares redeemed	36,596
Accrued management fee	23,566
Distribution and service plan fees payable	83
Other affiliated payables	6,774
Other payables and accrued expenses	68,133
Collateral on securities loaned, at value	1,032,414
Total liabilities		1,883,258

Net Assets		$ 41,003,590
Net Assets consist of:
Paid in capital		$ 59,884,227
Undistributed net investment income		328,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,413,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,204,185
Net Assets		$ 41,003,590

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($505,974 ÷ 54,587 shares)	$ 9.27

Service Class: Net Asset Value, offering price and redemption price per share ($82,017 ÷ 8,865 shares)	$ 9.25

Service Class 2: Net Asset Value, offering price and redemption price per share ($255,408 ÷ 27,671 shares)	$ 9.23

Initial Class R: Net Asset Value, offering price and redemption price per share ($10,204,720 ÷ 1,100,751 shares)	$ 9.27

Service Class R: Net Asset Value, offering price and redemption price per share ($82,017 ÷ 8,865 shares)	$ 9.25

Service Class 2R: Net Asset Value, offering price and redemption price per share ($89,354 ÷ 9,675 shares)	$ 9.24

Investor Class R: Net Asset Value, offering price and redemption price per share ($29,784,100 ÷ 3,233,861 shares)	$ 9.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 628,901
Income from Fidelity Central Funds		9,708
Income before foreign taxes withheld		638,609
Less foreign taxes withheld		(56,645)
Total income		581,964

Expenses
Management fee	$ 150,009
Transfer agent fees	29,771
Distribution and service plan fees	838
Accounting and security lending fees	11,082
Custodian fees and expenses	61,257
Independent trustees' compensation	135
Audit	36,223
Legal	90
Miscellaneous	195
Total expenses before reductions	289,600
Expense reductions	(50,280)	239,320
Net investment income (loss)		342,644
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	508,164
Foreign currency transactions	(20,118)
Total net realized gain (loss)		488,046
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,871)	2,565,631
Assets and liabilities in foreign currencies	(1,276)
Total change in net unrealized appreciation (depreciation)		2,564,355
Net gain (loss)		3,052,401
Net increase (decrease) in net assets resulting from operations		$ 3,395,045

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 342,644	$ 343,829
Net realized gain (loss)	488,046	210,814
Change in net unrealized appreciation (depreciation)	2,564,355	(5,711,069)
Net increase (decrease) in net assets resulting from operations	3,395,045	(5,156,426)
Distributions to shareholders from net investment income	-	(367,246)
Distributions to shareholders from net realized gain	-	(46,342)
Total distributions	-	(413,588)
Share transactions - net increase (decrease)	877,960	(3,417,273)
Redemption fees	3,530	4,434
Total increase (decrease) in net assets	4,276,535	(8,982,853)

Net Assets
Beginning of period	36,727,055	45,709,908
End of period (including undistributed net investment income of $328,562 and distributions in excess of net investment income of $14,902, respectively)	$ 41,003,590	$ 36,727,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.74	$ 8.60	$ 5.61	$ 11.44	$ 12.68
Income from Investment Operations
Net investment income (loss) E	.08	.08	.10	.07	.15	.11 H
Net realized and unrealized gain (loss)	.77	(1.30)	1.24	3.07	(5.92)	.53
Total from investment operations	.85	(1.22)	1.34	3.14	(5.77)	.64
Distributions from net investment income	-	(.09)	(.11)	(.06)	-	(.09)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.10)	(.20) J	(.15)	(.06)	(1.88)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 9.27	$ 8.42	$ 9.74	$ 8.60	$ 5.61	$ 11.44
Total Return B,C,D	10.10%	(12.57)%	15.73%	56.04%	(50.69)%	5.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.30%	1.60%	1.81%	1.54%	1.20%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.07% A	1.03%	.96%	.93%	.91%	1.07%
Net investment income (loss)	1.67% A	.88%	1.19%	1.03%	1.65%	.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 506	$ 511	$ 732	$ 645	$ 388	$ 1,409
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.07	.07	.10	.06	.14	.10 H
Net realized and unrealized gain (loss)	.77	(1.29)	1.23	3.05	(5.90)	.53
Total from investment operations	.84	(1.22)	1.33	3.11	(5.76)	.63
Distributions from net investment income	-	(.08)	(.10)	(.05)	-	(.08)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.09)	(.19) J	(.14)	(.06)	(1.87)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 9.25	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43
Total Return B,C,D	9.99%	(12.60)%	15.65%	55.52%	(50.64)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.42%	1.67%	1.73%	1.51%	1.20%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.17% A	1.14%	1.05%	1.04%	1.01%	1.16%
Net investment income (loss)	1.58% A	.78%	1.09%	.92%	1.55%	.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 82	$ 75	$ 100	$ 117	$ 135	$ 414
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 9.72	$ 8.57	$ 5.60	$ 11.43	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.07	.06	.08	.05	.12	.08 H
Net realized and unrealized gain (loss)	.76	(1.30)	1.24	3.05	(5.89)	.53
Total from investment operations	.83	(1.24)	1.32	3.10	(5.77)	.61
Distributions from net investment income	-	(.07)	(.07)	(.04)	-	(.06)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.08)	(.17)	(.13)	(.06)	(1.85)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 9.23	$ 8.40	$ 9.72	$ 8.57	$ 5.60	$ 11.43
Total Return B,C,D	9.88%	(12.74)%	15.53%	55.44%	(50.73)%	4.89%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52% A	1.58%	1.88%	2.02%	1.79%	1.41%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.32% A	1.28%	1.21%	1.19%	1.16%	1.32%
Net investment income (loss)	1.42% A	.63%	.94%	.77%	1.40%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 166	$ 115	$ 424	$ 302	$ 550
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Initial Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.74	$ 8.60	$ 5.62	$ 11.44	$ 12.68
Income from Investment Operations
Net investment income (loss) E	.08	.08	.10	.07	.15	.11 H
Net realized and unrealized gain (loss)	.77	(1.30)	1.24	3.06	(5.91)	.53
Total from investment operations	.85	(1.22)	1.34	3.13	(5.76)	.64
Distributions from net investment income	-	(.09)	(.11)	(.06)	-	(.09)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.10)	(.20) K	(.15)	(.06)	(1.88)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.27	$ 8.42	$ 9.74	$ 8.60	$ 5.62	$ 11.44
Total Return B,C,D	10.10%	(12.57)%	15.73%	55.76%	(50.60)%	5.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.32% A	1.33%	1.55%	1.60%	1.44%	1.11%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.07% A	1.03%	.95%	.93%	.91%	1.06%
Net investment income (loss)	1.67% A	.88%	1.19%	1.02%	1.65%	.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,205	$ 10,557	$ 15,305	$ 17,150	$ 8,483	$ 32,345
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.07	.07	.10	.06	.14	.10 H
Net realized and unrealized gain (loss)	.77	(1.29)	1.23	3.05	(5.90)	.53
Total from investment operations	.84	(1.22)	1.33	3.11	(5.76)	.63
Distributions from net investment income	-	(.08)	(.10)	(.05)	-	(.08)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.09)	(.19) K	(.14)	(.06)	(1.87)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.25	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43
Total Return B,C,D	9.99%	(12.60)%	15.65%	55.52%	(50.64)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.42%	1.67%	1.73%	1.51%	1.20%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.17% A	1.14%	1.05%	1.04%	1.01%	1.16%
Net investment income (loss)	1.58% A	.78%	1.09%	.92%	1.55%	.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 82	$ 75	$ 100	$ 117	$ 135	$ 414
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. KTotal distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 9.71	$ 8.57	$ 5.60	$ 11.43	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.07	.06	.08	.05	.13	.08 H
Net realized and unrealized gain (loss)	.77	(1.30)	1.23	3.05	(5.90)	.53
Total from investment operations	.84	(1.24)	1.31	3.10	(5.77)	.61
Distributions from net investment income	-	(.06)	(.08)	(.04)	-	(.06)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.07)	(.17) K	(.13)	(.06)	(1.85)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.24	$ 8.40	$ 9.71	$ 8.57	$ 5.60	$ 11.43
Total Return B,C,D	10.00%	(12.77)%	15.45%	55.36%	(50.73)%	4.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.54% A	1.57%	1.83%	1.87%	1.66%	1.35%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.32% A	1.28%	1.21%	1.19%	1.16%	1.31%
Net investment income (loss)	1.43% A	.63%	.94%	.77%	1.40%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 81	$ 109	$ 155	$ 179	$ 550
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.69	$ 8.56	$ 5.60	$ 11.41	$ 12.65
Income from Investment Operations
Net investment income (loss) E	.07	.07	.10	.07	.14	.09 H
Net realized and unrealized gain (loss)	.77	(1.29)	1.23	3.04	(5.89)	.54
Total from investment operations	.84	(1.22)	1.33	3.11	(5.75)	.63
Distributions from net investment income	-	(.09)	(.11)	(.06)	-	(.08)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.10)	(.20) K	(.15)	(.06)	(1.87)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.21	$ 8.37	$ 9.69	$ 8.56	$ 5.60	$ 11.41
Total Return B,C,D	10.04%	(12.63)%	15.69%	55.61%	(50.65)%	5.07%
Ratios to Average Net Assets F,I
Expenses before reductions	1.38% A	1.39%	1.63%	1.68%	1.51%	1.22%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18%	1.17%	1.22%
Expenses net of all reductions	1.15% A	1.12%	1.04%	1.01%	.97%	1.18%
Net investment income (loss)	1.60% A	.80%	1.11%	.94%	1.59%	.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,784	$ 25,262	$ 29,249	$ 27,695	$ 14,208	$ 38,719
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,563,124
Gross unrealized depreciation	(1,680,502)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,882,622

Tax cost	$ 39,175,012

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (17,897,996)
2017	(4,429,182)
Total with expiration	(22,327,178)
No expiration
Short-term	(149,033)
Total capital loss carryforward	$ (22,476,211)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,880,015 and $33,148,965, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 41
Service Class 2	642
Service Class R	41
Service Class 2 R	114
$ 838

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 191
Service Class	30
Service Class 2	181
Initial Class R	5,403
Service Class R	30
Service Class 2R	32
Investor Class R	23,904
$ 29,771

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $130 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,518. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 509
Service Class	1.20%	80

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Service Class 2	1.35%	$ 434
Initial Class R	1.10%	12,079
Service Class R	1.20%	80
Service Class 2R	1.35%	88
Investor Class R	1.18%	30,059
		$ 43,329

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,951 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 5,745
Service Class	-	659
Service Class 2	-	1,393
Initial Class R	-	106,074
Service Class R	-	659
Service Class 2R	-	576
Investor Class R	-	252,140
Total	$ -	$ 367,246
From net realized gain
Initial Class	$ -	$ 710
Service Class	-	103
Service Class 2	-	118
Initial Class R	-	15,106
Service Class R	-	103
Service Class 2R	-	112
Investor Class R	-	30,090
Total	$ -	$ 46,342

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	6,086	9,948	$ 57,950	$ 92,977
Reinvestment of distributions	-	772	-	6,455
Shares redeemed	(12,207)	(25,233)	(111,201)	(229,878)
Net increase (decrease)	(6,121)	(14,513)	$ (53,251)	$ (130,446)
Service Class
Reinvestment of distributions	-	91	$ -	$ 762
Shares redeemed	-	(1,482)	-	(14,607)
Net increase (decrease)	-	(1,391)	$ -	$ (13,845)
Service Class 2
Shares sold	59,002	14,513	$ 552,615	$ 124,622
Reinvestment of distributions	-	182	-	1,511
Shares redeemed	(51,116)	(6,711)	(459,942)	(63,592)
Net increase (decrease)	7,886	7,984	$ 92,673	$ 62,541

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class R
Shares sold	158,704	232,892	$ 1,541,418	$ 2,111,957
Reinvestment of distributions	-	14,449	-	121,180
Shares redeemed	(311,448)	(565,660)	(2,885,535)	(5,402,699)
Net increase (decrease)	(152,744)	(318,319)	$ (1,344,117)	$ (3,169,562)
Service Class R
Reinvestment of distributions	-	91	$ -	$ 762
Shares redeemed	-	(1,482)	-	(14,607)
Net increase (decrease)	-	(1,391)	$ -	$ (13,845)
Service Class 2R
Reinvestment of distributions	-	82	$ -	$ 688
Shares redeemed	-	(1,621)	-	(15,942)
Net increase (decrease)	-	(1,539)	$ -	$ (15,254)
Investor Class R
Shares sold	571,173	671,787	$ 5,469,514	$ 6,287,236
Reinvestment of distributions	-	33,954	-	282,230
Shares redeemed	(355,345)	(707,406)	(3,286,859)	(6,706,328)
Net increase (decrease)	215,828	(1,665)	$ 2,182,655	$ (136,862)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0812
1.818378.107

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,101.00	$ 5.75
Hypothetical A		$ 1,000.00	$ 1,019.39	$ 5.52
Service Class	1.20%
Actual		$ 1,000.00	$ 1,099.90	$ 6.27
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,098.80	$ 7.04
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.77
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,101.00	$ 5.75
Hypothetical A		$ 1,000.00	$ 1,019.39	$ 5.52
Service Class R	1.20%
Actual		$ 1,000.00	$ 1,099.90	$ 6.27
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.02
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,100.00	$ 7.05
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 6.77
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,100.40	$ 6.16
Hypothetical A		$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2012
United States of America	17.1%
United Kingdom	15.2%
Japan	9.0%
France	7.5%
India	4.9%
Switzerland	4.5%
Germany	4.3%
Indonesia	3.9%
Brazil	3.7%
Other	29.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2011
United States of America	18.3%
United Kingdom	16.3%
Japan	9.0%
France	7.8%
Germany	4.8%
Indonesia	4.7%
Brazil	4.5%
India	4.4%
Switzerland	4.3%
Other	25.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	98.3
Short-Term Investments and Net Other Assets (Liabilities)	0.2	1.7
Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	2.2
Nestle SA (Switzerland, Food Products)	1.6	1.8
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.5	1.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.3	1.6
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.3	0.0
Unilever PLC (United Kingdom, Food Products)	1.0	1.1
Rio Tinto PLC sponsored ADR (United Kingdom, Metals & Mining)	1.0	0.0
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	1.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.8	0.8
BASF AG (Germany, Chemicals)	0.8	0.9
	11.9
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	20.8	21.3
Consumer Discretionary	19.9	23.1
Industrials	15.3	10.8
Materials	11.5	13.2
Information Technology	10.9	8.7
Financials	8.8	12.1
Energy	5.4	5.8
Health Care	5.0	3.3
Telecommunication Services	2.2	0.0

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd. (d)	38,373	$ 196,072
Iluka Resources Ltd.	15,161	178,935
TOTAL AUSTRALIA		375,007
Bailiwick of Jersey - 0.5%
Experian PLC	13,300	187,572
Belgium - 1.2%
Anheuser-Busch InBev SA NV	4,168	328,610
Umicore SA	3,719	171,172
TOTAL BELGIUM		499,782
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	1,500	188,835
Petra Diamonds Ltd. (a)	74,483	140,798
TOTAL BERMUDA		329,633
Brazil - 3.7%
BR Malls Participacoes SA	14,400	164,899
Bradespar SA (PN)	10,800	177,123
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	6,200	237,646
Companhia de Concessoes Rodoviarias	20,400	165,861
Iguatemi Empresa de Shopping Centers SA	7,400	152,900
Itau Unibanco Banco Multiplo SA sponsored ADR	17,300	240,816
Multiplan Empreendimentos Imobiliarios SA	7,200	176,227
Souza Cruz SA	12,800	187,874
TOTAL BRAZIL		1,503,346
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	11,000	162,580
Canada - 2.1%
Canadian National Railway Co.	3,000	253,708
First Quantum Minerals Ltd.	10,100	178,568
Potash Corp. of Saskatchewan, Inc.	6,000	262,253
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,800	170,461
TOTAL CANADA		864,990
Cayman Islands - 1.2%
Baidu.com, Inc. sponsored ADR (a)	1,500	172,470
Hengan International Group Co. Ltd.	18,000	175,341
Sands China Ltd.	49,200	158,278
TOTAL CAYMAN ISLANDS		506,089
Chile - 0.4%
Embotelladora Andina SA Class A	33,155	145,001
Colombia - 0.4%
Grupo de Inversiones Surameric	9,848	170,671
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	2,100	305,214

	Shares	Value
Finland - 0.8%
Kone Oyj (B Shares)	3,100	$ 186,855
Nokian Tyres PLC	3,886	146,844
TOTAL FINLAND		333,699
France - 7.5%
Air Liquide SA	1,980	225,637
Bureau Veritas SA	1,900	168,648
Casino Guichard Perrachon SA (d)	2,032	178,230
CFAO SA	3,500	165,344
Christian Dior SA	1,288	176,444
Edenred SA	5,700	161,182
Essilor International SA	2,048	189,975
Hermes International Sca	400	122,627
L'Oreal SA	1,800	210,113
LVMH Moet Hennessy - Louis Vuitton SA	1,807	274,068
Pernod Ricard SA (d)	2,100	223,925
PPR SA	1,400	198,873
Publicis Groupe SA (d)	4,000	182,485
Remy Cointreau SA	1,600	175,307
Schneider Electric SA	4,129	228,500
Technip SA	1,800	186,674
TOTAL FRANCE		3,068,032
Germany - 3.7%
adidas AG	2,300	164,335
BASF AG	4,633	320,709
Bayerische Motoren Werke AG (BMW)	3,017	217,360
Henkel AG & Co. KGaA	3,800	210,534
Hugo Boss AG (a)	1,400	137,909
Linde AG	1,300	201,778
SAP AG	4,722	279,615
TOTAL GERMANY		1,532,240
Hong Kong - 0.4%
Galaxy Entertainment Group Ltd. (a)	62,000	155,983
India - 4.9%
Asian Paints India Ltd.	2,483	174,346
Bajaj Auto Ltd.	5,862	167,345
Colgate-Palmolive (India)	6,440	139,798
HDFC Bank Ltd.	21,629	221,588
Housing Development Finance Corp. Ltd.	15,516	184,038
ITC Ltd.	43,981	206,004
Jubilant Foodworks Ltd. (a)	4,895	103,677
Nestle India Ltd.	1,755	143,684
Smithkline Beecham Consumer Healthcare Ltd.	3,400	169,018
Tata Motors Ltd. sponsored ADR	8,376	183,937
Titan Industries Ltd.	35,499	143,779
TTK Prestige Ltd.	2,972	165,382
Yes Bank Ltd.	621	3,826
TOTAL INDIA		2,006,422
Common Stocks - continued
	Shares	Value
Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	312,500	$ 169,322
PT Bank Central Asia Tbk	195,500	152,910
PT Global Mediacom Tbk	846,000	137,847
PT Gudang Garam Tbk	27,500	181,678
PT Indomobil Sukses Internasional Tbk	174,500	131,187
PT Jasa Marga Tbk	298,500	172,898
PT Mitra Adiperkasa Tbk	226,500	173,895
PT Modern Internasional Tbk	480,000	161,701
PT Semen Gresik (Persero) Tbk	133,000	161,414
PT Tower Bersama Infrastructure Tbk	458,000	160,449
TOTAL INDONESIA		1,603,301
Ireland - 0.8%
Accenture PLC Class A	2,600	156,234
Dragon Oil PLC	18,500	156,893
TOTAL IRELAND		313,127
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	3,300	163,647
Italy - 2.0%
Fiat Industrial SpA	17,187	168,346
Pirelli & C SpA (d)	15,600	163,758
Prada SpA	22,800	153,852
Saipem SpA	4,140	183,319
Salvatore Ferragamo Italia SpA	7,000	145,279
TOTAL ITALY		814,554
Japan - 9.0%
Canon, Inc. sponsored ADR	6,785	270,993
Fanuc Corp.	1,400	230,134
Fast Retailing Co. Ltd.	800	160,073
Hitachi Ltd.	40,000	246,634
Japan Tobacco, Inc.	8,000	237,005
Kansai Paint Co. Ltd.	16,000	171,453
Keyence Corp.	780	192,951
Makita Corp.	4,500	157,858
Mitsubishi Corp.	12,100	244,593
Mitsui & Co. Ltd.	15,700	233,300
Nabtesco Corp.	7,500	167,281
Nikon Corp.	6,500	197,865
Nissan Motor Co. Ltd.	22,100	209,856
Rakuten, Inc.	16,800	173,690
SMC Corp.	1,100	190,716
Softbank Corp.	6,600	245,676
Sysmex Corp.	4,400	174,010
Unicharm Corp.	3,200	182,148
TOTAL JAPAN		3,686,236

	Shares	Value
Korea (South) - 1.9%
Hyundai Motor Co.	1,227	$ 252,786
Samsung Electronics Co. Ltd.	494	524,987
TOTAL KOREA (SOUTH)		777,773
Luxembourg - 0.4%
Millicom International Cellular SA (depository receipt)	1,800	169,398
Mexico - 0.8%
Coca-Cola FEMSA SAB de CV sponsored ADR	1,100	143,968
Grupo Mexico SA de CV Series B	66,700	197,954
TOTAL MEXICO		341,922
Netherlands - 1.5%
ASML Holding NV (Netherlands)	4,100	210,560
Core Laboratories NV	1,100	127,490
LyondellBasell Industries NV Class A	3,800	153,026
Yandex NV (a)	7,600	144,780
TOTAL NETHERLANDS		635,856
Nigeria - 0.7%
Guaranty Trust Bank PLC	1,437,351	132,475
Nigerian Breweries PLC	222,090	138,139
TOTAL NIGERIA		270,614
Philippines - 2.0%
Alliance Global Group, Inc.	482,500	132,794
International Container Terminal Services, Inc.	93,020	163,057
Metropolitan Bank & Trust Co.	74,900	165,234
SM Investments Corp.	10,510	182,979
SM Prime Holdings, Inc.	562,200	174,573
TOTAL PHILIPPINES		818,637
Portugal - 0.4%
Jeronimo Martins SGPS SA	9,495	160,112
Russia - 1.5%
Magnit OJSC GDR (Reg. S)	6,000	180,480
NOVATEK OAO GDR (Reg. S)	1,800	190,800
Sberbank (Savings Bank of the Russian Federation)	90,100	240,341
TOTAL RUSSIA		611,621
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	4,000	147,424
South Africa - 1.4%
Mr Price Group Ltd.	12,600	172,502
Naspers Ltd. Class N	3,800	202,198
Shoprite Holdings Ltd.	10,000	184,307
TOTAL SOUTH AFRICA		559,007
Spain - 0.5%
Inditex SA	2,192	226,162
Common Stocks - continued
	Shares	Value
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	6,000	$ 167,056
Atlas Copco AB (A Shares)	9,600	205,949
Elekta AB (B Shares)	3,300	150,368
Swedish Match Co. AB	4,800	193,389
TOTAL SWEDEN		716,762
Switzerland - 4.5%
Compagnie Financiere Richemont SA Series A	4,224	230,748
Dufry AG (a)	1,330	160,444
Nestle SA	11,201	667,351
Schindler Holding AG (Reg.)	1,520	171,193
SGS SA (Reg.)	90	168,308
Swatch Group AG (Bearer)	470	184,950
Syngenta AG (Switzerland)	750	256,744
TOTAL SWITZERLAND		1,839,738
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	22,100	308,516
Thailand - 1.7%
C.P. ALL PCL (For. Reg.)	140,700	158,709
Central Pattana PCL (For. Reg.)	112,200	165,777
Dynasty Ceramic PCL (For. Reg.)	43,000	70,023
Home Product Center PCL (For. Reg.)	357,300	143,048
Kasikornbank PCL (For. Reg.)	30,800	161,651
TOTAL THAILAND		699,208
Turkey - 1.3%
Coca-Cola Icecek A/S	10,000	154,824
TAV Havalimanlari Holding A/S	31,525	169,435
Turkiye Garanti Bankasi A/S	49,091	192,727
TOTAL TURKEY		516,986
United Kingdom - 15.2%
Aggreko PLC	4,800	155,763
Antofagasta PLC	11,000	187,437
BG Group PLC	16,146	328,732
BHP Billiton PLC ADR	10,623	607,529
British American Tobacco PLC (United Kingdom)	10,800	549,072
Burberry Group PLC	8,500	176,388
Diageo PLC sponsored ADR	3,000	309,210
Imperial Tobacco Group PLC	7,074	271,988
Intertek Group PLC	4,300	179,944
Johnson Matthey PLC	5,151	178,125
Meggitt PLC	28,600	172,583
Prudential PLC	21,042	243,982
Reckitt Benckiser Group PLC	4,700	247,694
Rio Tinto PLC sponsored ADR	8,200	392,042
Rolls-Royce Group PLC	17,500	235,157
Rotork PLC	4,500	138,839

	Shares	Value
Royal Dutch Shell PLC Class B (United Kingdom)	21,051	$ 735,181
SABMiller PLC	6,900	276,104
Standard Chartered PLC (United Kingdom)	12,716	275,725
The Weir Group PLC	6,700	160,546
Unilever PLC	12,100	406,242
TOTAL UNITED KINGDOM		6,228,283
United States of America - 16.9%
Alexion Pharmaceuticals, Inc. (a)	1,300	129,090
Allergan, Inc.	1,700	157,369
Altera Corp.	3,800	128,592
Altria Group, Inc.	4,400	152,020
American Tower Corp.	2,258	157,857
Apple, Inc. (a)	306	178,704
Caterpillar, Inc.	1,800	152,838
Coach, Inc.	2,300	134,504
Colgate-Palmolive Co.	1,470	153,027
Crown Castle International Corp. (a)	2,600	152,516
Cummins, Inc.	1,500	145,365
Deere & Co.	1,800	145,566
EMC Corp. (a)	6,093	156,164
Estee Lauder Companies, Inc. Class A	2,596	140,496
FMC Technologies, Inc. (a)	3,200	125,536
Freeport-McMoRan Copper & Gold, Inc.	4,796	163,400
Google, Inc. Class A (a)	300	174,021
IBM Corp.	700	136,906
Intuitive Surgical, Inc. (a)	200	110,758
Joy Global, Inc.	2,500	141,825
KLA-Tencor Corp.	3,100	152,675
Las Vegas Sands Corp.	3,475	151,128
Limited Brands, Inc.	3,400	144,602
Lorillard, Inc.	1,200	158,340
MasterCard, Inc. Class A	340	146,237
Mead Johnson Nutrition Co. Class A	1,800	144,918
MercadoLibre, Inc.	1,949	147,734
Mettler-Toledo International, Inc. (a)	900	140,265
National Oilwell Varco, Inc.	2,400	154,656
NIKE, Inc. Class B	1,700	149,226
Oracle Corp.	5,300	157,410
Perrigo Co.	1,300	153,309
Philip Morris International, Inc.	3,000	261,780
Priceline.com, Inc. (a)	200	132,904
QUALCOMM, Inc.	2,600	144,768
salesforce.com, Inc. (a)	1,100	152,086
SBA Communications Corp. Class A (a)	2,700	154,035
The Coca-Cola Co.	2,000	156,380
TJX Companies, Inc.	3,500	150,255
Union Pacific Corp.	1,300	155,103
United Technologies Corp.	2,000	151,060
UnitedHealth Group, Inc.	2,500	146,250
Varian Medical Systems, Inc. (a)	2,100	127,617
Common Stocks - continued
	Shares	Value
United States of America - continued
Visa, Inc. Class A	1,200	$ 148,356
Waters Corp. (a)	1,800	143,046
Yum! Brands, Inc.	2,570	165,559
TOTAL UNITED STATES OF AMERICA		6,926,253
TOTAL COMMON STOCKS (Cost $37,523,367)		40,681,398
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $170,622)	1,500	236,522
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.17% (b)	107,300	107,300
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,032,414	1,032,414
TOTAL MONEY MARKET FUNDS (Cost $1,139,714)		1,139,714
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $38,833,703)		42,057,634
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(1,054,044)
NET ASSETS - 100%		$ 41,003,590
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190
Fidelity Securities Lending Cash Central Fund	9,518
Total	$ 9,708
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,166,925	$ 5,059,935	$ 3,106,990	$ -
Consumer Staples	8,540,466	5,663,157	2,877,309	-
Energy	2,189,281	1,454,100	735,181	-
Financials	3,567,052	2,433,280	1,133,772	-
Health Care	2,097,732	1,923,722	174,010	-
Industrials	6,282,835	4,816,032	1,466,803	-
Information Technology	4,495,040	3,040,293	1,454,747	-
Materials	4,696,515	3,557,551	1,138,964	-
Telecommunication Services	882,074	475,949	406,125	-
Money Market Funds	1,139,714	1,139,714	-	-
Total Investments in Securities:	$ 42,057,634	$ 29,563,733	$ 12,493,901	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,093,514
Level 2 to Level 1	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,030,147) - See accompanying schedule: Unaffiliated issuers (cost $37,693,989)	$ 40,917,920
Fidelity Central Funds (cost $1,139,714)	1,139,714
Total Investments (cost $38,833,703)		$ 42,057,634
Cash		4,973
Foreign currency held at value (cost $4,503)		4,501
Receivable for investments sold Regular delivery		608,654
Delayed delivery		3,353
Dividends receivable		137,583
Distributions receivable from Fidelity Central Funds		1,023
Receivable from investment adviser for expense reductions		12,724
Other receivables		56,403
Total assets		42,886,848

Liabilities
Payable for investments purchased	$ 715,692
Payable for fund shares redeemed	36,596
Accrued management fee	23,566
Distribution and service plan fees payable	83
Other affiliated payables	6,774
Other payables and accrued expenses	68,133
Collateral on securities loaned, at value	1,032,414
Total liabilities		1,883,258

Net Assets		$ 41,003,590
Net Assets consist of:
Paid in capital		$ 59,884,227
Undistributed net investment income		328,562
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,413,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,204,185
Net Assets		$ 41,003,590

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($505,974 ÷ 54,587 shares)	$ 9.27

Service Class: Net Asset Value, offering price and redemption price per share ($82,017 ÷ 8,865 shares)	$ 9.25

Service Class 2: Net Asset Value, offering price and redemption price per share ($255,408 ÷ 27,671 shares)	$ 9.23

Initial Class R: Net Asset Value, offering price and redemption price per share ($10,204,720 ÷ 1,100,751 shares)	$ 9.27

Service Class R: Net Asset Value, offering price and redemption price per share ($82,017 ÷ 8,865 shares)	$ 9.25

Service Class 2R: Net Asset Value, offering price and redemption price per share ($89,354 ÷ 9,675 shares)	$ 9.24

Investor Class R: Net Asset Value, offering price and redemption price per share ($29,784,100 ÷ 3,233,861 shares)	$ 9.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 628,901
Income from Fidelity Central Funds		9,708
Income before foreign taxes withheld		638,609
Less foreign taxes withheld		(56,645)
Total income		581,964

Expenses
Management fee	$ 150,009
Transfer agent fees	29,771
Distribution and service plan fees	838
Accounting and security lending fees	11,082
Custodian fees and expenses	61,257
Independent trustees' compensation	135
Audit	36,223
Legal	90
Miscellaneous	195
Total expenses before reductions	289,600
Expense reductions	(50,280)	239,320
Net investment income (loss)		342,644
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	508,164
Foreign currency transactions	(20,118)
Total net realized gain (loss)		488,046
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,871)	2,565,631
Assets and liabilities in foreign currencies	(1,276)
Total change in net unrealized appreciation (depreciation)		2,564,355
Net gain (loss)		3,052,401
Net increase (decrease) in net assets resulting from operations		$ 3,395,045

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 342,644	$ 343,829
Net realized gain (loss)	488,046	210,814
Change in net unrealized appreciation (depreciation)	2,564,355	(5,711,069)
Net increase (decrease) in net assets resulting from operations	3,395,045	(5,156,426)
Distributions to shareholders from net investment income	-	(367,246)
Distributions to shareholders from net realized gain	-	(46,342)
Total distributions	-	(413,588)
Share transactions - net increase (decrease)	877,960	(3,417,273)
Redemption fees	3,530	4,434
Total increase (decrease) in net assets	4,276,535	(8,982,853)

Net Assets
Beginning of period	36,727,055	45,709,908
End of period (including undistributed net investment income of $328,562 and distributions in excess of net investment income of $14,902, respectively)	$ 41,003,590	$ 36,727,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.74	$ 8.60	$ 5.61	$ 11.44	$ 12.68
Income from Investment Operations
Net investment income (loss) E	.08	.08	.10	.07	.15	.11 H
Net realized and unrealized gain (loss)	.77	(1.30)	1.24	3.07	(5.92)	.53
Total from investment operations	.85	(1.22)	1.34	3.14	(5.77)	.64
Distributions from net investment income	-	(.09)	(.11)	(.06)	-	(.09)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.10)	(.20) J	(.15)	(.06)	(1.88)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 9.27	$ 8.42	$ 9.74	$ 8.60	$ 5.61	$ 11.44
Total Return B,C,D	10.10%	(12.57)%	15.73%	56.04%	(50.69)%	5.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.30%	1.60%	1.81%	1.54%	1.20%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.07% A	1.03%	.96%	.93%	.91%	1.07%
Net investment income (loss)	1.67% A	.88%	1.19%	1.03%	1.65%	.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 506	$ 511	$ 732	$ 645	$ 388	$ 1,409
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.07	.07	.10	.06	.14	.10 H
Net realized and unrealized gain (loss)	.77	(1.29)	1.23	3.05	(5.90)	.53
Total from investment operations	.84	(1.22)	1.33	3.11	(5.76)	.63
Distributions from net investment income	-	(.08)	(.10)	(.05)	-	(.08)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.09)	(.19) J	(.14)	(.06)	(1.87)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 9.25	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43
Total Return B,C,D	9.99%	(12.60)%	15.65%	55.52%	(50.64)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.42%	1.67%	1.73%	1.51%	1.20%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.17% A	1.14%	1.05%	1.04%	1.01%	1.16%
Net investment income (loss)	1.58% A	.78%	1.09%	.92%	1.55%	.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 82	$ 75	$ 100	$ 117	$ 135	$ 414
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 9.72	$ 8.57	$ 5.60	$ 11.43	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.07	.06	.08	.05	.12	.08 H
Net realized and unrealized gain (loss)	.76	(1.30)	1.24	3.05	(5.89)	.53
Total from investment operations	.83	(1.24)	1.32	3.10	(5.77)	.61
Distributions from net investment income	-	(.07)	(.07)	(.04)	-	(.06)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.08)	(.17)	(.13)	(.06)	(1.85)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 9.23	$ 8.40	$ 9.72	$ 8.57	$ 5.60	$ 11.43
Total Return B,C,D	9.88%	(12.74)%	15.53%	55.44%	(50.73)%	4.89%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52% A	1.58%	1.88%	2.02%	1.79%	1.41%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.32% A	1.28%	1.21%	1.19%	1.16%	1.32%
Net investment income (loss)	1.42% A	.63%	.94%	.77%	1.40%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 166	$ 115	$ 424	$ 302	$ 550
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Initial Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 9.74	$ 8.60	$ 5.62	$ 11.44	$ 12.68
Income from Investment Operations
Net investment income (loss) E	.08	.08	.10	.07	.15	.11 H
Net realized and unrealized gain (loss)	.77	(1.30)	1.24	3.06	(5.91)	.53
Total from investment operations	.85	(1.22)	1.34	3.13	(5.76)	.64
Distributions from net investment income	-	(.09)	(.11)	(.06)	-	(.09)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.10)	(.20) K	(.15)	(.06)	(1.88)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.27	$ 8.42	$ 9.74	$ 8.60	$ 5.62	$ 11.44
Total Return B,C,D	10.10%	(12.57)%	15.73%	55.76%	(50.60)%	5.17%
Ratios to Average Net Assets F,I
Expenses before reductions	1.32% A	1.33%	1.55%	1.60%	1.44%	1.11%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.07% A	1.03%	.95%	.93%	.91%	1.06%
Net investment income (loss)	1.67% A	.88%	1.19%	1.02%	1.65%	.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,205	$ 10,557	$ 15,305	$ 17,150	$ 8,483	$ 32,345
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.07	.07	.10	.06	.14	.10 H
Net realized and unrealized gain (loss)	.77	(1.29)	1.23	3.05	(5.90)	.53
Total from investment operations	.84	(1.22)	1.33	3.11	(5.76)	.63
Distributions from net investment income	-	(.08)	(.10)	(.05)	-	(.08)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.09)	(.19) K	(.14)	(.06)	(1.87)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.25	$ 8.41	$ 9.72	$ 8.58	$ 5.61	$ 11.43
Total Return B,C,D	9.99%	(12.60)%	15.65%	55.52%	(50.64)%	5.06%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.42%	1.67%	1.73%	1.51%	1.20%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.17% A	1.14%	1.05%	1.04%	1.01%	1.16%
Net investment income (loss)	1.58% A	.78%	1.09%	.92%	1.55%	.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 82	$ 75	$ 100	$ 117	$ 135	$ 414
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. KTotal distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 9.71	$ 8.57	$ 5.60	$ 11.43	$ 12.67
Income from Investment Operations
Net investment income (loss) E	.07	.06	.08	.05	.13	.08 H
Net realized and unrealized gain (loss)	.77	(1.30)	1.23	3.05	(5.90)	.53
Total from investment operations	.84	(1.24)	1.31	3.10	(5.77)	.61
Distributions from net investment income	-	(.06)	(.08)	(.04)	-	(.06)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.07)	(.17) K	(.13)	(.06)	(1.85)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.24	$ 8.40	$ 9.71	$ 8.57	$ 5.60	$ 11.43
Total Return B,C,D	10.00%	(12.77)%	15.45%	55.36%	(50.73)%	4.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.54% A	1.57%	1.83%	1.87%	1.66%	1.35%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.32% A	1.28%	1.21%	1.19%	1.16%	1.31%
Net investment income (loss)	1.43% A	.63%	.94%	.77%	1.40%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 81	$ 109	$ 155	$ 179	$ 550
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.69	$ 8.56	$ 5.60	$ 11.41	$ 12.65
Income from Investment Operations
Net investment income (loss) E	.07	.07	.10	.07	.14	.09 H
Net realized and unrealized gain (loss)	.77	(1.29)	1.23	3.04	(5.89)	.54
Total from investment operations	.84	(1.22)	1.33	3.11	(5.75)	.63
Distributions from net investment income	-	(.09)	(.11)	(.06)	-	(.08)
Distributions from net realized gain	-	(.01)	(.10)	(.09)	(.06)	(1.79)
Total distributions	-	(.10)	(.20) K	(.15)	(.06)	(1.87)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 9.21	$ 8.37	$ 9.69	$ 8.56	$ 5.60	$ 11.41
Total Return B,C,D	10.04%	(12.63)%	15.69%	55.61%	(50.65)%	5.07%
Ratios to Average Net Assets F,I
Expenses before reductions	1.38% A	1.39%	1.63%	1.68%	1.51%	1.22%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18%	1.17%	1.22%
Expenses net of all reductions	1.15% A	1.12%	1.04%	1.01%	.97%	1.18%
Net investment income (loss)	1.60% A	.80%	1.11%	.94%	1.59%	.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,784	$ 25,262	$ 29,249	$ 27,695	$ 14,208	$ 38,719
Portfolio turnover rate G	160% A	236%	463%	416%	350%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,563,124
Gross unrealized depreciation	(1,680,502)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,882,622

Tax cost	$ 39,175,012

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (17,897,996)
2017	(4,429,182)
Total with expiration	(22,327,178)
No expiration
Short-term	(149,033)
Total capital loss carryforward	$ (22,476,211)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,880,015 and $33,148,965, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 41
Service Class 2	642
Service Class R	41
Service Class 2 R	114
$ 838

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 191
Service Class	30
Service Class 2	181
Initial Class R	5,403
Service Class R	30
Service Class 2R	32
Investor Class R	23,904
$ 29,771

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $130 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,518. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 509
Service Class	1.20%	80

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Service Class 2	1.35%	$ 434
Initial Class R	1.10%	12,079
Service Class R	1.20%	80
Service Class 2R	1.35%	88
Investor Class R	1.18%	30,059
		$ 43,329

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,951 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 5,745
Service Class	-	659
Service Class 2	-	1,393
Initial Class R	-	106,074
Service Class R	-	659
Service Class 2R	-	576
Investor Class R	-	252,140
Total	$ -	$ 367,246
From net realized gain
Initial Class	$ -	$ 710
Service Class	-	103
Service Class 2	-	118
Initial Class R	-	15,106
Service Class R	-	103
Service Class 2R	-	112
Investor Class R	-	30,090
Total	$ -	$ 46,342

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	6,086	9,948	$ 57,950	$ 92,977
Reinvestment of distributions	-	772	-	6,455
Shares redeemed	(12,207)	(25,233)	(111,201)	(229,878)
Net increase (decrease)	(6,121)	(14,513)	$ (53,251)	$ (130,446)
Service Class
Reinvestment of distributions	-	91	$ -	$ 762
Shares redeemed	-	(1,482)	-	(14,607)
Net increase (decrease)	-	(1,391)	$ -	$ (13,845)
Service Class 2
Shares sold	59,002	14,513	$ 552,615	$ 124,622
Reinvestment of distributions	-	182	-	1,511
Shares redeemed	(51,116)	(6,711)	(459,942)	(63,592)
Net increase (decrease)	7,886	7,984	$ 92,673	$ 62,541

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class R
Shares sold	158,704	232,892	$ 1,541,418	$ 2,111,957
Reinvestment of distributions	-	14,449	-	121,180
Shares redeemed	(311,448)	(565,660)	(2,885,535)	(5,402,699)
Net increase (decrease)	(152,744)	(318,319)	$ (1,344,117)	$ (3,169,562)
Service Class R
Reinvestment of distributions	-	91	$ -	$ 762
Shares redeemed	-	(1,482)	-	(14,607)
Net increase (decrease)	-	(1,391)	$ -	$ (13,845)
Service Class 2R
Reinvestment of distributions	-	82	$ -	$ 688
Shares redeemed	-	(1,621)	-	(15,942)
Net increase (decrease)	-	(1,539)	$ -	$ (15,254)
Investor Class R
Shares sold	571,173	671,787	$ 5,469,514	$ 6,287,236
Reinvestment of distributions	-	33,954	-	282,230
Shares redeemed	(355,345)	(707,406)	(3,286,859)	(6,706,328)
Net increase (decrease)	215,828	(1,665)	$ 2,182,655	$ (136,862)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAR-SANN-0812
1.833456.106

Fidelity® Variable Insurance Products:
Materials Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.75%
Actual		$ 1,000.00	$ 1,072.60	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77
Investor Class	.82%
Actual		$ 1,000.00	$ 1,071.80	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.8	8.7
Monsanto Co.	8.5	7.0
Air Products & Chemicals, Inc.	5.8	5.3
Ecolab, Inc.	4.5	4.8
Newmont Mining Corp.	4.0	5.8
LyondellBasell Industries NV Class A	3.5	3.0
PPG Industries, Inc.	3.3	2.9
Eastman Chemical Co.	3.1	0.0
The Mosaic Co.	3.0	3.7
Sherwin-Williams Co.	3.0	2.6
	47.5
Top Industries (% of fund's net assets)
As of June 30, 2012
Chemicals	66.3%
Metals & Mining	19.9%
Containers & Packaging	8.1%
Construction Materials	1.2%
Building Products	0.8%
All Others*	3.7%

As of December 31, 2011
Chemicals	62.4%
Metals & Mining	23.3%
Containers & Packaging	7.9%
Food Products	1.2%
Building Products	0.7%
All Others*	4.5%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CHEMICALS - 66.3%
Commodity Chemicals - 1.8%
Arkema SA	8,555	$ 558,098
Georgia Gulf Corp.	5,699	146,293
Westlake Chemical Corp.	12,600	658,476
		1,362,867
Diversified Chemicals - 19.2%
Dow Chemical Co.	63,469	1,999,274
E.I. du Pont de Nemours & Co.	126,950	6,419,858
Eastman Chemical Co.	44,996	2,266,449
FMC Corp.	4,950	264,726
Lanxess AG	4,658	293,084
Olin Corp.	19,407	405,412
PPG Industries, Inc.	22,504	2,388,124
		14,036,927
Fertilizers & Agricultural Chemicals - 14.9%
CF Industries Holdings, Inc.	8,100	1,569,294
Monsanto Co.	75,175	6,222,987
Rentech Nitrogen Partners LP	32,325	889,261
The Mosaic Co.	40,327	2,208,307
		10,889,849
Industrial Gases - 5.8%
Air Products & Chemicals, Inc.	52,811	4,263,432
Specialty Chemicals - 24.6%
Albemarle Corp.	21,488	1,281,544
Ashland, Inc.	26,377	1,828,190
Balchem Corp.	400	13,044
Celanese Corp. Class A	29,042	1,005,434
Cytec Industries, Inc.	13,168	772,172
Ecolab, Inc.	47,943	3,285,534
Innophos Holdings, Inc.	7,280	411,029
International Flavors & Fragrances, Inc.	200	10,960
LyondellBasell Industries NV Class A	62,923	2,533,909
OMNOVA Solutions, Inc. (a)	45,473	342,866
Rockwood Holdings, Inc.	19,768	876,711
Sherwin-Williams Co.	16,657	2,204,554
Sigma Aldrich Corp.	24,815	1,834,573
W.R. Grace & Co. (a)	31,690	1,598,761
		17,999,281
TOTAL CHEMICALS		48,552,356
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc. (a)	19,833	45,160
Swisher Hygiene, Inc. (Canada) (a)(d)	88,800	224,664
		269,824

	Shares	Value
CONSTRUCTION MATERIALS - 1.2%
Construction Materials - 1.2%
CEMEX SA de CV sponsored ADR	8,757	$ 58,935
Martin Marietta Materials, Inc. (d)	10,600	835,492
		894,427
CONTAINERS & PACKAGING - 8.1%
Metal & Glass Containers - 5.3%
Aptargroup, Inc.	28,400	1,449,820
Ball Corp.	44,160	1,812,768
Silgan Holdings, Inc.	14,678	626,604
		3,889,192
Paper Packaging - 2.8%
Boise, Inc.	17,200	113,176
Rock-Tenn Co. Class A	35,416	1,931,943
		2,045,119
TOTAL CONTAINERS & PACKAGING		5,934,311
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
GrafTech International Ltd. (a)	32,572	314,320
METALS & MINING - 19.9%
Diversified Metals & Mining - 5.5%
Compass Minerals International, Inc.	200	15,256
Copper Mountain Mining Corp. (a)	123,925	406,551
First Quantum Minerals Ltd.	71,900	1,271,191
Freeport-McMoRan Copper & Gold, Inc.	38,347	1,306,482
HudBay Minerals, Inc.	23,700	182,737
Ivanhoe Mines Ltd.	78,300	772,156
Ivanhoe Mines Ltd. rights 7/19/12 (a)(d)	78,300	70,755
		4,025,128
Gold - 7.1%
Goldcorp, Inc.	20,000	752,971
Newcrest Mining Ltd.	20,627	480,013
Newmont Mining Corp.	59,720	2,897,017
Royal Gold, Inc.	13,899	1,089,682
		5,219,683
Steel - 7.3%
African Minerals Ltd. (a)	29,719	147,546
ArcelorMittal SA Class A unit	12,867	196,479
Carpenter Technology Corp.	20,100	961,584
Fortescue Metals Group Ltd.	55,352	282,829
Haynes International, Inc.	11,386	580,003
Nucor Corp.	44,445	1,684,466
Reliance Steel & Aluminum Co.	16,878	852,339
Steel Dynamics, Inc.	52,629	618,391
		5,323,637
TOTAL METALS & MINING		14,568,448
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Peabody Energy Corp.	4,400	$ 107,888
TOTAL COMMON STOCKS (Cost $66,766,456)		70,641,574
Convertible Bonds - 0.8%
	Principal Amount
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $569,500)	$ 569,500	569,500
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.06% 8/23/12 (e) (Cost $99,991)	100,000	99,994
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,487,644	2,487,644
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	639,485	639,485
TOTAL MONEY MARKET FUNDS (Cost $3,127,129)		3,127,129
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $70,563,076)		74,438,197
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,209,434)
NET ASSETS - 100%		$ 73,228,763
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
20 CME E-mini Materials Select Sector Index Contracts	Sept. 2012	$ 740,800	$ 25,481

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,994.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,500 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 569,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,727
Fidelity Securities Lending Cash Central Fund	9,035
Total	$ 10,762
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 70,641,574	$ 69,833,572	$ 808,002	$ -
Convertible Bonds	569,500	-	-	569,500
U.S. Treasury Obligations	99,994	-	99,994	-
Money Market Funds	3,127,129	3,127,129	-	-
Total Investments in Securities:	$ 74,438,197	$ 72,960,701	$ 907,996	$ 569,500
Derivative Instruments:
Assets
Futures Contracts	$ 25,481	$ 25,481	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 844,277
Level 2 to Level 1	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 25,481	$ -
Total Value of Derivatives	$ 25,481	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.1%
Canada	4.7%
Netherlands	3.5%
Australia	1.0%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $626,070) - See accompanying schedule: Unaffiliated issuers (cost $67,435,947)	$ 71,311,068
Fidelity Central Funds (cost $3,127,129)	3,127,129
Total Investments (cost $70,563,076)		$ 74,438,197
Dividends receivable		108,208
Interest receivable		49,357
Distributions receivable from Fidelity Central Funds		1,594
Receivable for daily variation margin on futures contracts		22,400
Other receivables		366
Total assets		74,620,122

Liabilities
Payable for investments purchased	$ 559,670
Payable for fund shares redeemed	124,725
Accrued management fee	33,502
Other affiliated payables	11,244
Other payables and accrued expenses	22,733
Collateral on securities loaned, at value	639,485
Total liabilities		1,391,359

Net Assets		$ 73,228,763
Net Assets consist of:
Paid in capital		$ 68,626,716
Undistributed net investment income		166,199
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		535,261
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,900,587
Net Assets		$ 73,228,763

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($25,629,411 ÷ 2,124,060 shares)	$ 12.07

Investor Class: Net Asset Value, offering price and redemption price per share ($47,599,352 ÷ 3,946,405 shares)	$ 12.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 470,410
Interest		22,927
Income from Fidelity Central Funds		10,762
Total income		504,099

Expenses
Management fee	$ 237,533
Transfer agent fees	55,483
Accounting and security lending fees	16,680
Custodian fees and expenses	9,257
Independent trustees' compensation	275
Audit	18,845
Legal	190
Miscellaneous	524
Total expenses before reductions	338,787
Expense reductions	(887)	337,900
Net investment income (loss)		166,199
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,399,174
Foreign currency transactions	(988)
Futures contracts	1,746
Total net realized gain (loss)		1,399,932
Change in net unrealized appreciation (depreciation) on: Investment securities	3,491,986
Assets and liabilities in foreign currencies	(76)
Futures contracts	34,495
Total change in net unrealized appreciation (depreciation)		3,526,405
Net gain (loss)		4,926,337
Net increase (decrease) in net assets resulting from operations		$ 5,092,536

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,199	$ 1,219,951
Net realized gain (loss)	1,399,932	7,068,724
Change in net unrealized appreciation (depreciation)	3,526,405	(17,738,035)
Net increase (decrease) in net assets resulting from operations	5,092,536	(9,449,360)
Distributions to shareholders from net investment income	-	(1,275,950)
Distributions to shareholders from net realized gain	(3,396,397)	-
Total distributions	(3,396,397)	(1,275,950)
Share transactions - net increase (decrease)	(5,750,296)	(14,149,208)
Redemption fees	7,393	40,180
Total increase (decrease) in net assets	(4,046,764)	(24,834,338)

Net Assets
Beginning of period	77,275,527	102,109,865
End of period (including undistributed net investment income of $166,199 and $0, respectively)	$ 73,228,763	$ 77,275,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.94	$ 10.25	$ 5.80	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.16 H	.25 I	.10 J	.07	.10 K
Net realized and unrealized gain (loss)	.84	(1.24)	2.66	4.42	(5.31)	1.20
Total from investment operations	.87	(1.08)	2.91	4.52	(5.24)	1.30
Distributions from net investment income	-	(.20)	(.23)	(.08)	(.08)	(.07)
Distributions from net realized gain	(.47)	-	- N	-	(.06)	(.11)
Total distributions	(.47)	(.20)	(.23)	(.08)	(.14)	(.18)
Redemption fees added to paid in capital E	- N	.01	.01	.01	.05	.01
Net asset value, end of period	$ 12.07	$ 11.67	$ 12.94	$ 10.25	$ 5.80	$ 11.13
Total Return B,C,D	7.26%	(8.20)%	28.54%	78.09%	(46.88)%	13.12%
Ratios to Average Net Assets F,M
Expenses before reductions	.75% A	.76%	.79%	.82%	.88%	1.08% A
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.82%	.88%	1.00% A
Expenses net of all reductions	.74% A	.75%	.77%	.81%	.88%	1.00% A
Net investment income (loss)	.44% A	1.28% H	2.31% I	1.27% J	.74%	1.31% A,K
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,629	$ 27,414	$ 46,131	$ 34,218	$ 9,963	$ 13,730
Portfolio turnover rate G	70% A	105%	115%	105%	171%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. K Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. L For the period April 24, 2007 (commencement of operations) to December 31, 2007. M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. N Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.94	$ 10.25	$ 5.80	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.15 H	.24 I	.10 J	.06	.09 K
Net realized and unrealized gain (loss)	.84	(1.24)	2.66	4.41	(5.31)	1.21
Total from investment operations	.86	(1.09)	2.90	4.51	(5.25)	1.30
Distributions from net investment income	-	(.19)	(.22)	(.07)	(.07)	(.07)
Distributions from net realized gain	(.47)	-	- N	-	(.06)	(.11)
Total distributions	(.47)	(.19)	(.22)	(.07)	(.13)	(.18)
Redemption fees added to paid in capital E	- N	.01	.01	.01	.05	.01
Net asset value, end of period	$ 12.06	$ 11.67	$ 12.94	$ 10.25	$ 5.80	$ 11.13
Total Return B, C, D	7.18%	(8.30)%	28.45%	78.02%	(46.98)%	13.05%
Ratios to Average Net Assets F,M
Expenses before reductions	.82% A	.84%	.87%	.91%	.97%	1.20% A
Expenses net of fee waivers, if any	.82% A	.84%	.86%	.91%	.97%	1.15% A
Expenses net of all reductions	.82% A	.83%	.85%	.90%	.96%	1.15% A
Net investment income (loss)	.36% A	1.20% H	2.23% I	1.18% J	.65%	1.16% A,K
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,599	$ 49,862	$ 55,979	$ 38,572	$ 7,844	$ 10,793
Portfolio turnover rate G	70% A	105%	115%	105%	171%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .94%. K Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%. L For the period April 24, 2007 (commencement of operations) to December 31, 2007. M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. N Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2011, dividend income has been reduced $337,099 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,709,442
Gross unrealized depreciation	(7,428,974)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,280,468

Tax cost	$ 71,157,729

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,746 and a change in net unrealized appreciation (depreciation) of $34,495 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $28,254,601 and $36,427,700, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 12,572
Investor Class	42,911
$ 55,483

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $624 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $128 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,035. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $884 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 473,628
Investor Class	-	802,322
Total	$ -	$ 1,275,950
From net realized gain
Initial Class	$ 1,263,070	$ -
Investor Class	2,133,327	-
Total	$ 3,396,397	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	446,404	879,897	$ 5,838,184	$ 11,600,497
Reinvestment of distributions	99,690	41,877	1,263,070	473,628
Shares redeemed	(771,541)	(2,136,225)	(9,190,998)	(26,723,106)
Net increase (decrease)	(225,447)	(1,214,451)	$ (2,089,744)	$ (14,648,981)
Investor Class
Shares sold	567,986	2,106,512	$ 7,255,855	$ 27,668,003
Reinvestment of distributions	168,509	70,939	2,133,327	802,322
Shares redeemed	(1,063,492)	(2,229,980)	(13,049,734)	(27,970,552)
Net increase (decrease)	(326,997)	(52,529)	$ (3,660,552)	$ 499,773

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VMATP-SANN-0812
1.851002.105

Fidelity® Variable Insurance Products:
Technology Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.71%
Actual		$ 1,000.00	$ 1,130.80	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.33	$ 3.57
Investor Class	.79%
Actual		$ 1,000.00	$ 1,131.60	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	19.7	14.4
Google, Inc. Class A	3.7	6.0
salesforce.com, Inc.	3.4	2.9
Visa, Inc. Class A	3.0	0.0
IBM Corp.	3.0	0.5
QUALCOMM, Inc.	2.9	0.8
Microsoft Corp.	2.5	0.1
Altera Corp.	2.2	1.1
Oracle Corp.	2.2	3.7
Citrix Systems, Inc.	2.1	1.9
	44.7
Top Industries (% of fund's net assets)
As of June 30, 2012
Software	23.6%
Computers & Peripherals	21.5%
Semiconductors & Semiconductor Equipment	15.8%
IT Services	10.7%
Internet Software & Services	9.3%
All Others*	19.1%

As of December 31, 2011
Semiconductors & Semiconductor Equipment	24.7%
Software	22.5%
Computers & Peripherals	17.8%
Internet Software & Services	13.6%
Communications Equipment	5.2%
All Others*	16.2%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	6,800	$ 212,772
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
JSR Corp.	55,100	956,073
COMMUNICATIONS EQUIPMENT - 8.2%
Communications Equipment - 8.2%
Acme Packet, Inc. (a)	20,700	386,055
ADTRAN, Inc.	26,800	809,092
Aruba Networks, Inc. (a)	3,500	52,675
Ciena Corp. (a)(d)	41,500	679,355
Cisco Systems, Inc.	195,137	3,350,502
Comverse Technology, Inc. (a)	5,132	29,868
F5 Networks, Inc. (a)	3,218	320,384
Finisar Corp. (a)	48,600	727,056
Infinera Corp. (a)	13,800	94,392
Juniper Networks, Inc. (a)	7,300	119,063
Motorola Solutions, Inc.	3,600	173,196
Polycom, Inc. (a)	65,100	684,852
QUALCOMM, Inc.	86,934	4,840,485
Riverbed Technology, Inc. (a)	9,400	151,810
Sandvine Corp. (a)	100,288	124,868
Sandvine Corp. (U.K.) (a)	252,300	322,159
ShoreTel, Inc. (a)	9,900	43,362
Sonus Networks, Inc. (a)	5,300	11,395
UTStarcom Holdings Corp. (a)	200,000	238,000
ZTE Corp. (H Shares)	244,200	476,324
		13,634,893
COMPUTERS & PERIPHERALS - 21.5%
Computer Hardware - 20.1%
Apple, Inc. (a)	56,145	32,788,681
Hewlett-Packard Co.	5,517	110,947
Stratasys, Inc. (a)	13,110	649,601
		33,549,229
Computer Storage & Peripherals - 1.4%
Catcher Technology Co. Ltd.	4,000	27,081
EMC Corp. (a)	66,700	1,709,521
Gemalto NV	4,951	354,564
Intevac, Inc. (a)	1,500	11,280
SanDisk Corp. (a)	2,219	80,949
SIMPLO Technology Co. Ltd.	12,000	83,130
Smart Technologies, Inc. Class A (a)	11,200	20,384
		2,286,909
TOTAL COMPUTERS & PERIPHERALS		35,836,138
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
Netspend Holdings, Inc. (a)	700	6,433

	Shares	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Acuity Brands, Inc.	316	$ 16,088
Dynapack International Technology Corp.	36,000	198,511
		214,599
ELECTRONIC EQUIPMENT & COMPONENTS - 3.1%
Electronic Components - 1.7%
Amphenol Corp. Class A	3,500	192,220
AVX Corp.	1,300	13,897
Cheng Uei Precision Industries Co. Ltd.	51,567	103,270
Corning, Inc.	1,200	15,516
DTS, Inc. (a)	400	10,432
E Ink Holdings, Inc. GDR (a)(e)	1,000	10,992
InvenSense, Inc. (d)	28,900	326,570
Omron Corp.	3,600	76,290
Tong Hsing Electronics Industries Ltd.	47,000	153,763
Universal Display Corp. (a)(d)	51,900	1,865,286
Vishay Intertechnology, Inc. (a)	1,700	16,031
Wintek Corp.	2,797	1,554
Young Fast Optoelectron Co. Ltd.	698	1,600
		2,787,421
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	84,945	194,506
Itron, Inc. (a)	400	16,496
RealD, Inc. (a)(d)	9,800	146,608
		357,610
Electronic Manufacturing Services - 0.7%
Fabrinet (a)	11,000	138,050
Jabil Circuit, Inc.	17,300	351,709
KEMET Corp. (a)	2,800	16,828
Multi-Fineline Electronix, Inc. (a)	411	10,127
TE Connectivity Ltd.	600	19,146
Trimble Navigation Ltd. (a)	13,885	638,849
		1,174,709
Technology Distributors - 0.5%
Anixter International, Inc.	300	15,915
Arrow Electronics, Inc. (a)	600	19,686
Digital China Holdings Ltd. (H Shares)	297,000	523,383
Supreme Electronics Co. Ltd.	141,000	76,525
VST Holdings Ltd.	270,000	47,187
WPG Holding Co. Ltd.	139,056	164,279
		846,975
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,166,715
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	406,000	366,810
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
China Medical Technologies, Inc. sponsored ADR (a)	300	$ 3,234
Mingyuan Medicare Development Co. Ltd. (a)	200,000	4,195
		374,239
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	7,917
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.1%
Sharp Corp.	30,000	152,848
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	146,500	186,009
TOTAL HOUSEHOLD DURABLES		338,857
INTERNET & CATALOG RETAIL - 2.1%
Internet Retail - 2.1%
Amazon.com, Inc. (a)	4,400	1,004,740
Groupon, Inc. Class A (a)	1,500	15,945
MakeMyTrip Ltd. (a)(d)	3,400	55,862
Priceline.com, Inc. (a)	2,488	1,653,326
Rakuten, Inc.	54,500	563,458
Start Today Co. Ltd.	11,500	160,707
		3,454,038
INTERNET SOFTWARE & SERVICES - 9.3%
Internet Software & Services - 9.3%
Akamai Technologies, Inc. (a)	27,200	863,600
Baidu.com, Inc. sponsored ADR (a)	1,300	149,474
Bazaarvoice, Inc. (d)	600	10,920
China Finance Online Co. Ltd. ADR (a)	16,800	23,016
Constant Contact, Inc. (a)	900	16,092
Cornerstone OnDemand, Inc. (a)	5,400	128,574
DealerTrack Holdings, Inc. (a)	1,500	45,165
eBay, Inc. (a)	64,500	2,709,645
Facebook, Inc.:
Class A	500	15,560
Class B (a)(f)	9,689	271,370
Google, Inc. Class A (a)	10,800	6,264,756
Kakaku.com, Inc. (d)	13,100	444,528
LivePerson, Inc. (a)	8,800	167,728
LogMeIn, Inc. (a)	9,391	286,613
MercadoLibre, Inc.	9,100	689,780
Open Text Corp. (a)	6,500	325,670
OpenTable, Inc. (a)	300	13,503
Opera Software ASA	39,900	281,040
PChome Online, Inc.	43,000	244,517
Phoenix New Media Ltd. ADR (a)	8,800	42,064
Qihoo 360 Technology Co. Ltd. ADR (a)	200	3,458

	Shares	Value
Rackspace Hosting, Inc. (a)	14,000	$ 615,160
Renren, Inc. ADR (a)(d)	1,500	6,765
Responsys, Inc. (a)	13,700	166,044
SciQuest, Inc. (a)	16,015	287,629
SINA Corp. (a)	1,500	77,715
So-Net Entertainment Corp.	75	297,465
VistaPrint Ltd. (a)	600	19,380
Vocus, Inc. (a)	15,000	279,000
Yahoo!, Inc. (a)	21,200	335,596
YouKu.com, Inc. ADR (a)	20,400	442,272
		15,524,099
IT SERVICES - 10.7%
Data Processing & Outsourced Services - 5.5%
Automatic Data Processing, Inc.	14,900	829,334
Fidelity National Information Services, Inc.	23,700	807,696
Fiserv, Inc. (a)	7,100	512,762
MasterCard, Inc. Class A	2,900	1,247,319
Syntel, Inc.	2,000	121,400
Teletech Holdings, Inc. (a)	4,994	79,904
VeriFone Systems, Inc. (a)	12,800	423,552
Visa, Inc. Class A	41,100	5,081,193
		9,103,160
IT Consulting & Other Services - 5.2%
Accenture PLC Class A	13,967	839,277
Anite Group PLC	104,500	198,359
Camelot Information Systems, Inc. ADR (a)	10,500	24,360
China Information Technology, Inc. (a)	42	42
Cognizant Technology Solutions Corp. Class A (a)	5,500	330,000
HiSoft Technology International Ltd. ADR (a)	2,500	35,825
IBM Corp.	25,900	5,065,522
iGate Corp. (a)	1,200	20,424
Lionbridge Technologies, Inc. (a)	132,300	416,745
Sapient Corp.	16,100	162,127
ServiceSource International, Inc. (a)	84,900	1,175,865
Teradata Corp. (a)	4,500	324,045
Virtusa Corp. (a)	10,000	133,500
		8,726,091
TOTAL IT SERVICES		17,829,251
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Corp.	300	49,314
Shin Zu Shing Co. Ltd.	3,515	9,740
THK Co. Ltd.	16,700	315,711
		374,765
Common Stocks - continued
	Shares	Value
MEDIA - 0.5%
Advertising - 0.1%
Dentsu, Inc.	100	$ 2,964
ReachLocal, Inc. (a)	14,600	160,600
		163,564
Cable & Satellite - 0.3%
DISH Network Corp. Class A	17,500	499,625
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	141,777
Publishing - 0.0%
Next Media Ltd. (a)	400,000	29,122
TOTAL MEDIA		834,088
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	103
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	5,900	268,745
Research & Consulting Services - 0.1%
Acacia Research Corp. - Acacia Technologies (a)	4,300	160,132
eClerx	4,935	54,409
		214,541
TOTAL PROFESSIONAL SERVICES		483,286
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	13,080	71,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.5%
Semiconductor Equipment - 3.1%
Applied Materials, Inc.	1,400	16,044
ASM International NV:
unit	20,000	757,000
(Netherlands)	12,700	480,548
ASML Holding NV	18,200	935,844
centrotherm photovoltaics AG	500	1,472
Cymer, Inc. (a)	20,200	1,190,790
Entegris, Inc. (a)	55,800	476,532
GCL-Poly Energy Holdings Ltd.	529,000	116,944
Genesis Photonics, Inc.	16,000	15,254
STR Holdings, Inc. (a)	1,300	5,928
Teradyne, Inc. (a)	6,100	85,766
Ultratech, Inc. (a)	31,400	989,100
		5,071,222
Semiconductors - 12.4%
Altera Corp.	109,200	3,695,328
Applied Micro Circuits Corp. (a)	12,600	72,072
ARM Holdings PLC sponsored ADR	1,400	33,306

	Shares	Value
Atmel Corp. (a)	4,300	$ 28,810
Avago Technologies Ltd.	10,400	373,360
BCD Semiconductor Manufacturing Ltd. ADR (a)	32,600	140,506
Broadcom Corp. Class A	23,700	801,060
Canadian Solar, Inc. (a)(d)	3,400	12,240
Cavium, Inc. (a)	40,691	1,139,348
Cree, Inc. (a)(d)	116,700	2,995,689
Cypress Semiconductor Corp.	6,000	79,320
Diodes, Inc. (a)	3,600	67,572
Duksan Hi-Metal Co. Ltd. (a)	29,020	627,115
Energy Conversion Devices, Inc. (a)	2,100	41
Fairchild Semiconductor International, Inc. (a)	13,000	183,300
Freescale Semiconductor Holdings I Ltd. (a)	16,800	172,200
Hittite Microwave Corp. (a)	321	16,410
Imagination Technologies Group PLC (a)	58,700	428,959
Infineon Technologies AG	132,900	896,762
Inphi Corp. (a)	16,500	156,420
Intel Corp.	600	15,990
International Rectifier Corp. (a)	11,100	221,889
Intersil Corp. Class A	14,300	152,295
LSI Corp. (a)	25,300	161,161
MagnaChip Semiconductor Corp. (a)	8,400	80,052
Micron Technology, Inc. (a)	138,500	873,935
Microsemi Corp. (a)	900	16,641
Monolithic Power Systems, Inc. (a)	28,700	570,269
NVIDIA Corp. (a)	1,300	17,966
NXP Semiconductors NV (a)	91,800	2,134,350
ON Semiconductor Corp. (a)	2,400	17,040
Phison Electronics Corp.	27,000	219,784
Power Integrations, Inc.	5,314	198,212
Radiant Opto-Electronics Corp.	90,352	460,593
Rambus, Inc. (a)	36,700	210,658
RDA Microelectronics, Inc. sponsored ADR (a)	1,700	17,068
RF Micro Devices, Inc. (a)	19,500	82,875
Seoul Semiconductor Co. Ltd.	10,897	238,625
Silicon Laboratories, Inc. (a)	4,700	178,130
Silicon Motion Technology Corp. sponsored ADR (a)	4,500	63,495
SK Hynix, Inc.	3,100	65,691
Skyworks Solutions, Inc. (a)	43,700	1,196,069
Spansion, Inc. Class A (a)	1,800	19,764
Spreadtrum Communications, Inc. ADR (d)	24,300	428,895
SunPower Corp. (a)	364	1,751
Texas Instruments, Inc.	29,400	843,486
United Microelectronics Corp.	502,000	219,216
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Xilinx, Inc.	2,700	$ 90,639
YoungTek Electronics Corp.	171	461
		20,716,818
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		25,788,040
SOFTWARE - 23.6%
Application Software - 14.8%
Adobe Systems, Inc. (a)	23,400	757,458
ANSYS, Inc. (a)	11,000	694,210
AsiaInfo-Linkage, Inc. (a)	39,500	465,705
Aspen Technology, Inc. (a)	53,800	1,245,470
Autodesk, Inc. (a)	29,000	1,014,710
AutoNavi Holdings Ltd. ADR (a)	6,700	89,847
BroadSoft, Inc. (a)(d)	27,400	793,504
Cadence Design Systems, Inc. (a)	9,100	100,009
Citrix Systems, Inc. (a)	40,900	3,433,146
Concur Technologies, Inc. (a)	12,400	844,440
Descartes Systems Group, Inc. (a)	78,200	665,940
Informatica Corp. (a)	8,100	343,116
Intuit, Inc.	28,000	1,661,800
JDA Software Group, Inc. (a)	643	19,091
Jive Software, Inc.	400	8,396
Kenexa Corp. (a)	4,200	121,926
Kingdee International Software Group Co. Ltd.	1,842,400	346,818
Manhattan Associates, Inc. (a)	1,288	58,874
Micro Focus International PLC	29,392	244,201
MicroStrategy, Inc. Class A (a)	6,401	831,234
Nuance Communications, Inc. (a)	16,500	393,030
Parametric Technology Corp. (a)	42,468	890,129
Pegasystems, Inc. (d)	19,600	646,408
QLIK Technologies, Inc. (a)	16,500	364,980
RealPage, Inc. (a)	6,900	159,804
salesforce.com, Inc. (a)	41,300	5,710,138
SolarWinds, Inc. (a)	26,900	1,171,764
Splunk, Inc. (d)	500	14,050
Synopsys, Inc. (a)	8,100	238,383
TIBCO Software, Inc. (a)	14,900	445,808
Ultimate Software Group, Inc. (a)	4,900	436,688
VanceInfo Technologies, Inc. ADR (a)	40,400	387,032
Verint Systems, Inc. (a)	3,100	91,481
		24,689,590
Home Entertainment Software - 0.3%
NCsoft Corp.	1,282	308,638
Nexon Co. Ltd.	3,700	72,433
Perfect World Co. Ltd. sponsored ADR Class B	700	7,014
Rosetta Stone, Inc. (a)	1,100	15,224
		403,309

	Shares	Value
Systems Software - 8.5%
Allot Communications Ltd. (a)	8,300	$ 231,238
Ariba, Inc. (a)	34,992	1,566,242
Check Point Software Technologies Ltd. (a)	1,400	69,426
CommVault Systems, Inc. (a)	19,400	961,658
Fortinet, Inc. (a)	33,100	768,582
Infoblox, Inc.	700	16,051
Insyde Software Corp.	5,823	26,302
Microsoft Corp.	137,825	4,216,067
NetSuite, Inc. (a)	13,000	712,010
Oracle Corp.	121,400	3,605,580
Red Hat, Inc. (a)	30,300	1,711,344
ServiceNow, Inc.	400	9,840
Symantec Corp. (a)	1,100	16,071
Totvs SA	14,700	283,241
		14,193,652
TOTAL SOFTWARE		39,286,551
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	2,000	117,320
SBA Communications Corp. Class A (a)	13,700	781,585
		898,905
TOTAL COMMON STOCKS (Cost $135,391,488)		161,293,702
Convertible Bonds - 0.4%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 150,000	149,100
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	510,000	466,650
TOTAL CONVERTIBLE BONDS (Cost $589,441)		615,750
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	4,782,948	$ 4,782,948
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	5,551,805	5,551,805
TOTAL MONEY MARKET FUNDS (Cost $10,334,753)		10,334,753
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $146,315,682)	172,244,205
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(5,545,021)
NET ASSETS - 100%	$ 166,699,184
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,992 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $271,370 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 242,289
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,048
Fidelity Securities Lending Cash Central Fund	39,063
Total	$ 45,111
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 161,293,702	$ 152,335,848	$ 8,957,751	$ 103
Convertible Bonds	615,750	-	615,750	-
Money Market Funds	10,334,753	10,334,753	-	-
Total Investments in Securities:	$ 172,244,205	$ 162,670,601	$ 9,573,501	$ 103

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 8,818,108
Level 2 to Level 1	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.4%
Netherlands	2.9%
Cayman Islands	2.2%
Japan	2.1%
Taiwan	1.3%
Canada	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,600,048) - See accompanying schedule: Unaffiliated issuers (cost $135,980,929)	$ 161,909,452
Fidelity Central Funds (cost $10,334,753)	10,334,753
Total Investments (cost $146,315,682)		$ 172,244,205
Cash		35,723
Receivable for investments sold		180,536
Receivable for fund shares sold		23,946
Dividends receivable		30,910
Interest receivable		2,993
Distributions receivable from Fidelity Central Funds		5,825
Other receivables		1,062
Total assets		172,525,200

Liabilities
Payable for investments purchased	$ 7,200
Payable for fund shares redeemed	146,779
Accrued management fee	75,536
Other affiliated payables	23,822
Other payables and accrued expenses	20,874
Collateral on securities loaned, at value	5,551,805
Total liabilities		5,826,016

Net Assets		$ 166,699,184
Net Assets consist of:
Paid in capital		$ 141,923,148
Accumulated net investment loss		(148,575)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,003,963)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		25,928,574
Net Assets		$ 166,699,184

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($75,401,367 ÷ 7,583,242 shares)	$ 9.94

Investor Class: Net Asset Value, offering price and redemption price per share ($91,297,817 ÷ 9,240,371 shares)	$ 9.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)
Investment Income
Dividends		$ 418,627
Interest		50,164
Income from Fidelity Central Funds (including $39,063 from security lending)		45,111
Total income		513,902

Expenses
Management fee	$ 483,856
Transfer agent fees	103,492
Accounting and security lending fees	34,447
Custodian fees and expenses	6,437
Independent trustees' compensation	552
Audit	23,407
Legal	395
Miscellaneous	881
Total expenses before reductions	653,467
Expense reductions	(3,822)	649,645
Net investment income (loss)		(135,743)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,814,891
Foreign currency transactions	(3,968)
Total net realized gain (loss)		2,810,923
Change in net unrealized appreciation (depreciation) on: Investment securities	15,658,155
Assets and liabilities in foreign currencies	163
Total change in net unrealized appreciation (depreciation)		15,658,318
Net gain (loss)		18,469,241
Net increase (decrease) in net assets resulting from operations		$ 18,333,498

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (135,743)	$ (503,462)
Net realized gain (loss)	2,810,923	17,590,154
Change in net unrealized appreciation (depreciation)	15,658,318	(36,162,140)
Net increase (decrease) in net assets resulting from operations	18,333,498	(19,075,448)
Distributions to shareholders from net realized gain	(17,498,594)	(6,522,480)
Share transactions - net increase (decrease)	18,336,330	(19,563,936)
Redemption fees	26,434	65,581
Total increase (decrease) in net assets	19,197,668	(45,096,283)

Net Assets
Beginning of period	147,501,516	192,597,799
End of period (including accumulated net investment loss of $148,575 and accumulated net investment loss of $12,831, respectively)	$ 166,699,184	$ 147,501,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 11.28	$ 8.83	$ 4.51	$ 11.02	$ 10.37
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.03)	.01 H	.01	(.05)
Net realized and unrealized gain (loss)	1.29	(1.04)	2.48	4.32	(5.01)	1.52
Total from investment operations	1.28	(1.07)	2.45	4.33	(5.00)	1.47
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Distributions from net realized gain	(1.15)	(.40)	-	-	(1.49)	(.83)
Total distributions	(1.15)	(.40)	-	(.01)	(1.51) K	(.83)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.94	$ 9.81	$ 11.28	$ 8.83	$ 4.51	$ 11.02
Total Return B,C,D	13.08%	(9.78)%	27.75%	96.02%	(50.77)%	15.36%
Ratios to Average Net Assets F,I
Expenses before reductions	.71% A	.72%	.73%	.78%	.81%	.81%
Expenses net of fee waivers, if any	.71% A	.72%	.72%	.78%	.81%	.81%
Expenses net of all reductions	.70% A	.70%	.71%	.76%	.79%	.79%
Net investment income (loss)	(.11)% A	(.23)%	(.35)%	.13% H	.19%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,401	$ 69,912	$ 100,854	$ 88,231	$ 25,400	$ 70,788
Portfolio turnover rate G	97% A	153%	114%	130%	237%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.51 per share is comprised of distributions from net investment income of $0.011 and distributions from net realized gain of $1.494 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 11.22	$ 8.79	$ 4.50	$ 10.97	$ 10.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.04)	- H,J	.01	(.06)
Net realized and unrealized gain (loss)	1.29	(1.05)	2.47	4.30	(4.99)	1.50
Total from investment operations	1.28	(1.08)	2.43	4.30	(4.98)	1.44
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Distributions from net realized gain	(1.15)	(.39)	-	-	(1.49)	(.82)
Total distributions	(1.15)	(.39)	-	(.01)	(1.49) K	(.82)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 9.88	$ 9.75	$ 11.22	$ 8.79	$ 4.50	$ 10.97
Total Return B,C,D	13.16%	(9.92)%	27.65%	95.49%	(50.74)%	15.15%
Ratios to Average Net Assets F,I
Expenses before reductions	.79% A	.80%	.81%	.88%	.90%	.93%
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.88%	.90%	.93%
Expenses net of all reductions	.79% A	.78%	.80%	.85%	.89%	.91%
Net investment income (loss)	(.19)% A	(.31)%	(.44)%	.03% H	.10%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,298	$ 77,589	$ 91,743	$ 63,980	$ 12,903	$ 34,367
Portfolio turnover rate G	97% A	153%	114%	130%	237%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.49 per share is comprised of distributions from net investment income of $0.005 and distributions from net realized gain of $1.485 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, net operating losses, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 38,637,713
Gross unrealized depreciation	(13,055,856)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,581,857

Tax cost	$ 146,662,348

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $79,965,596 and $79,419,789, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 29,464
Investor Class	74,028
$ 103,492

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,303 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $244 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no Security loans outstanding wth FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3,680 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,810 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net realized gain
Initial Class	$ 8,184,645	$ 3,282,832
Investor Class	9,313,949	3,239,648
Total	$ 17,498,594	$ 6,522,480

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	905,708	2,185,236	$ 9,386,726	$ 25,288,744
Reinvestment of distributions	824,234	303,115	8,184,645	3,282,832
Shares redeemed	(1,276,619)	(4,301,667)	(12,845,436)	(47,332,197)
Net increase (decrease)	453,323	(1,813,316)	$ 4,725,935	$ (18,760,621)
Investor Class
Shares sold	1,784,206	3,258,054	$ 18,402,848	$ 36,973,751
Reinvestment of distributions	943,662	302,243	9,313,949	3,239,648
Shares redeemed	(1,442,433)	(3,783,807)	(14,106,402)	(41,016,714)
Net increase (decrease)	1,285,435	(223,510)	$ 13,610,395	$ (803,315)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total shares outstanding for the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0812
1.817388.107

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	1.00%
Actual		$ 1,000.00	$ 1,098.60	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Investor Class	1.08%
Actual		$ 1,000.00	$ 1,097.70	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	22.3	17.5
Verizon Communications, Inc.	16.0	15.6
CenturyLink, Inc.	9.9	9.3
Crown Castle International Corp.	4.9	5.6
tw telecom, inc.	4.9	4.1
SBA Communications Corp. Class A	4.8	4.9
Sprint Nextel Corp.	3.8	2.7
Vodafone Group PLC sponsored ADR	2.9	0.0
Level 3 Communications, Inc.	2.3	1.2
General Communications, Inc. Class A	2.3	2.5
	74.1
Top Industries (% of fund's net assets)
As of June 30, 2012
Diversified Telecommunication Services	66.5%
Wireless Telecommunication Services	25.1%
Media	1.5%
Software	0.1%
Communications Equipment	0.0%
All Others*	6.8%

As of December 31, 2011
Diversified Telecommunication Services	65.7%
Wireless Telecommunication Services	26.6%
Media	2.0%
Construction & Engineering	0.8%
Software	0.8%
All Others*	4.1%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	100	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 66.5%
Alternative Carriers - 11.3%
AboveNet, Inc. (a)	1,700	142,800
Cogent Communications Group, Inc. (a)	7,906	152,191
Level 3 Communications, Inc. (a)	9,606	212,773
tw telecom, inc. (a)	17,633	452,463
Vonage Holdings Corp. (a)	39,000	78,390
		1,038,617
Integrated Telecommunication Services - 55.2%
AT&T, Inc.	57,483	2,049,842
Atlantic Tele-Network, Inc.	3,500	118,055
CenturyLink, Inc.	23,188	915,694
China Unicom Ltd. sponsored ADR	4,700	58,985
General Communications, Inc. Class A (a)	25,600	212,736
PT Telkomunikasi Indonesia Tbk Series B	22,500	19,658
PT XL Axiata Tbk	22,500	14,843
Telefonica Brasil SA sponsored ADR	3,250	80,405
Telenor ASA sponsored ADR	510	25,362
Verizon Communications, Inc.	33,128	1,472,208
Windstream Corp.	11,672	112,752
		5,080,540
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		6,119,157
MEDIA - 1.5%
Cable & Satellite - 1.5%
Time Warner Cable, Inc.	300	24,630
Virgin Media, Inc.	4,600	112,194
		136,824
SOFTWARE - 0.1%
Application Software - 0.1%
Synchronoss Technologies, Inc. (a)	701	12,947

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 25.1%
Wireless Telecommunication Services - 25.1%
Clearwire Corp. Class A (a)	102,921	$ 115,272
Crown Castle International Corp. (a)	7,717	452,679
Leap Wireless International, Inc. (a)	11,200	72,016
MetroPCS Communications, Inc. (a)	15,078	91,222
Mobile TeleSystems OJSC sponsored ADR	1,600	27,520
NII Holdings, Inc. (a)	8,481	86,761
NTELOS Holdings Corp.	6,900	130,065
NTT DoCoMo, Inc.	32	53,248
SBA Communications Corp. Class A (a)	7,718	440,312
Sprint Nextel Corp. (a)	107,268	349,694
Telephone & Data Systems, Inc.	9,400	200,126
Turkcell Iletisim Hizmet A/S (a)	4,000	20,285
Vodafone Group PLC sponsored ADR	9,500	267,710
		2,306,910
TOTAL COMMON STOCKS (Cost $8,214,492)		8,575,838
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.17% (b) (Cost $584,696)	584,696	584,696
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $8,799,188)		9,160,534
NET OTHER ASSETS (LIABILITIES) - 0.4%		38,363
NET ASSETS - 100%		$ 9,198,897
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 197
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 8,575,838	$ 8,467,804	$ 108,034	$ -
Money Market Funds	584,696	584,696	-	-
Total Investments in Securities:	$ 9,160,534	$ 9,052,500	$ 108,034	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,214,492)	$ 8,575,838
Fidelity Central Funds (cost $584,696)	584,696
Total Investments (cost $8,799,188)		$ 9,160,534
Cash		13,049
Receivable for investments sold		23,168
Receivable for fund shares sold		11,044
Dividends receivable		17,704
Distributions receivable from Fidelity Central Funds		75
Receivable from investment adviser for expense reductions		457
Other receivables		980
Total assets		9,227,011

Liabilities
Payable for fund shares redeemed	$ 3,044
Accrued management fee	4,110
Other affiliated payables	1,384
Other payables and accrued expenses	19,576
Total liabilities		28,114

Net Assets		$ 9,198,897
Net Assets consist of:
Paid in capital		$ 10,473,262
Undistributed net investment income		100,923
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,736,315)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		361,027
Net Assets		$ 9,198,897

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,746,457 ÷ 320,182 shares)	$ 8.58

Investor Class: Net Asset Value, offering price and redemption price per share ($6,452,440 ÷ 755,761 shares)	$ 8.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 149,000
Income from Fidelity Central Funds		197
Total income		149,197

Expenses
Management fee	$ 25,241
Transfer agent fees	8,565
Accounting fees and expenses	1,762
Custodian fees and expenses	2,863
Independent trustees' compensation	29
Audit	19,895
Legal	20
Miscellaneous	77
Total expenses before reductions	58,452
Expense reductions	(10,722)	47,730
Net investment income (loss)		101,467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	255,730
Foreign currency transactions	(313)
Total net realized gain (loss)		255,417
Change in net unrealized appreciation (depreciation) on: Investment securities	495,693
Assets and liabilities in foreign currencies	(38)
Total change in net unrealized appreciation (depreciation)		495,655
Net gain (loss)		751,072
Net increase (decrease) in net assets resulting from operations		$ 852,539

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,467	$ 173,844
Net realized gain (loss)	255,417	203,037
Change in net unrealized appreciation (depreciation)	495,655	(1,291,979)
Net increase (decrease) in net assets resulting from operations	852,539	(915,098)
Distributions to shareholders from net investment income	-	(152,583)
Share transactions - net increase (decrease)	(1,033,844)	946,061
Redemption fees	764	17,467
Total increase (decrease) in net assets	(180,541)	(104,153)

Net Assets
Beginning of period	9,379,438	9,483,591
End of period (including undistributed net investment income of $100,923 and distributions in excess of net investment income of $544, respectively)	$ 9,198,897	$ 9,379,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.81	$ 8.10	$ 7.01	$ 4.81	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.13	.11	.09	.09	.05
Net realized and unrealized gain (loss)	.68	(.31)	1.10	2.21	(4.53)	(.17)
Total from investment operations	.77	(.18)	1.21	2.30	(4.44)	(.12)
Distributions from net investment income	-	(.12)	(.13)	(.11)	(.11)	(.05)
Distributions from net realized gain	-	-	-	-	-	(.48)
Total distributions	-	(.12)	(.13)	(.11)	(.11)	(.53)
Redemption fees added to paid in capital E	- J	.01	.01	.01	- J	.01
Net asset value, end of period	$ 8.58	$ 7.81	$ 8.10	$ 7.01	$ 4.81	$ 9.36
Total Return B, C, D	9.86%	(2.00)%	17.54%	48.00%	(47.41)%	(1.18)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.27% A	1.18%	1.55%	1.70%	2.07%	1.37% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	.98%	.98%	.98%	.99%	1.00% A
Net investment income (loss)	2.30% A	1.58%	1.57%	1.55%	1.32%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,746	$ 3,062	$ 3,823	$ 3,626	$ 1,549	$ 3,956
Portfolio turnover rate G	46% A	115%	93%	167%	203%	160% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 8.07	$ 6.99	$ 4.80	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.12	.11	.09	.09	.04
Net realized and unrealized gain (loss)	.67	(.30)	1.09	2.20	(4.53)	(.17)
Total from investment operations	.76	(.18)	1.20	2.29	(4.44)	(.13)
Distributions from net investment income	-	(.12)	(.13)	(.11)	(.11)	(.05)
Distributions from net realized gain	-	-	-	-	-	(.48)
Total distributions	-	(.12)	(.13)	(.11)	(.11)	(.53)
Redemption fees added to paid in capital E	- J	.01	.01	.01	- J	.01
Net asset value, end of period	$ 8.54	$ 7.78	$ 8.07	$ 6.99	$ 4.80	$ 9.35
Total Return B, C, D	9.77%	(2.03)%	17.45%	47.90%	(47.46)%	(1.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.30% A	1.24%	1.61%	1.78%	2.15%	1.50% A
Expenses net of fee waivers, if any	1.08% A	1.08%	1.08%	1.08%	1.09%	1.15% A
Expenses net of all reductions	1.08% A	1.06%	1.07%	1.07%	1.08%	1.15% A
Net investment income (loss)	2.21% A	1.50%	1.49%	1.47%	1.23%	.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,452	$ 6,317	$ 5,661	$ 3,629	$ 1,632	$ 4,298
Portfolio turnover rate G	46% A	115%	93%	167%	203%	160% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Telecommunications Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,513,618
Gross unrealized depreciation	(1,396,723)
Net unrealized appreciation (depreciation) on securities and other investments	$ 116,895

Tax cost	$ 9,043,639

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,385,036)
2017	(358,180)
Total capital loss carryforward	$ (1,743,216)

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,023,199 and $3,220,177, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,447
Investor Class	6,118
$ 8,565

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $159 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 3,962
Investor Class	1.08%	6,760
		$ 10,722

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 48,353
Investor Class	-	104,230
Total	$ -	$ 152,583

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	48,028	486,625	$ 395,797	$ 4,123,652
Reinvestment of distributions	-	6,387	-	48,353
Shares redeemed	(119,989)	(572,921)	(976,221)	(4,548,877)
Net increase (decrease)	(71,961)	(79,909)	$ (580,424)	$ (376,872)
Investor Class
Shares sold	187,281	924,092	$ 1,527,957	$ 7,744,763
Reinvestment of distributions	-	13,824	-	104,230
Shares redeemed	(243,894)	(827,210)	(1,981,377)	(6,526,060)
Net increase (decrease)	(56,613)	110,706	$ (453,420)	$ 1,322,933

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong)
Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VTELP-SANN-0812
1.851007.105

Fidelity® Variable Insurance Products:

Utilities Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.74%
Actual		$ 1,000.00	$ 1,071.70	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.18	$ 3.72
Investor Class	.82%
Actual		$ 1,000.00	$ 1,071.10	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	10.5	10.5
NextEra Energy, Inc.	8.9	2.2
Edison International	8.6	7.5
FirstEnergy Corp.	8.6	7.8
CenterPoint Energy, Inc.	6.0	4.3
PG&E Corp.	5.2	1.2
Sempra Energy	4.7	5.3
American Electric Power Co., Inc.	4.5	0.0
NiSource, Inc.	4.4	4.3
American Water Works Co., Inc.	4.1	0.0
	65.5
Top Industries (% of fund's net assets)
As of June 30, 2012
Electric Utilities	58.3%
Multi-Utilities	20.3%
Independent Power Producers & Energy Traders	6.9%
Gas Utilities	5.5%
Water Utilities	4.1%
All Others*	4.9%

As of December 31, 2011
Electric Utilities	45.1%
Multi-Utilities	31.8%
Independent Power Producers & Energy Traders	11.6%
Oil, Gas & Consumable Fuels	3.3%
Gas Utilities	1.2%
All Others*	7.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
ELECTRIC UTILITIES - 58.3%
Electric Utilities - 58.3%
American Electric Power Co., Inc.	82,400	$ 3,287,760
Duke Energy Corp.	334,542	7,714,540
Edison International	137,538	6,354,256
Exelon Corp.	9,563	359,760
FirstEnergy Corp.	128,321	6,312,110
Great Plains Energy, Inc.	87,928	1,882,538
ITC Holdings Corp.	6,506	448,328
NextEra Energy, Inc.	95,209	6,551,331
Northeast Utilities	50,765	1,970,190
OGE Energy Corp.	33,697	1,745,168
Pepco Holdings, Inc. (d)	38,520	753,836
Progress Energy, Inc.	49,932	3,004,408
Southern Co.	33,890	1,569,107
UIL Holdings Corp.	27,292	978,691
		42,932,023
GAS UTILITIES - 5.5%
Gas Utilities - 5.5%
AGL Resources, Inc.	12,800	496,000
Atmos Energy Corp.	36,676	1,286,227
National Fuel Gas Co.	13,199	620,089
ONEOK, Inc.	38,477	1,627,962
		4,030,278
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.9%
Independent Power Producers & Energy Traders - 6.9%
Calpine Corp. (a)	135,189	2,231,970
GenOn Energy, Inc. (a)	189,100	323,361
NRG Energy, Inc. (a)	39,027	677,509
The AES Corp. (a)	145,052	1,861,017
		5,093,857
MULTI-UTILITIES - 20.3%
Multi-Utilities - 20.3%
CenterPoint Energy, Inc.	212,602	4,394,483
NiSource, Inc.	132,270	3,273,683

	Shares	Value
PG&E Corp.	84,696	$ 3,834,188
Sempra Energy	50,440	3,474,307
		14,976,661
OIL, GAS & CONSUMABLE FUELS - 0.9%
Oil & Gas Storage & Transport - 0.9%
Cheniere Energy, Inc. (a)	44,645	658,067
WATER UTILITIES - 4.1%
Water Utilities - 4.1%
American Water Works Co., Inc.	87,800	3,009,784
TOTAL COMMON STOCKS (Cost $63,534,539)		70,700,670
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.17% (b)	2,605,222	2,605,222
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	300,000	300,000
TOTAL MONEY MARKET FUNDS (Cost $2,905,222)		2,905,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $66,439,761)	73,605,892
NET OTHER ASSETS (LIABILITIES) - 0.0%	33,171
NET ASSETS - 100%	$ 73,639,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,299
Fidelity Securities Lending Cash Central Fund	5,948
Total	$ 7,247
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $293,550) - See accompanying schedule: Unaffiliated issuers (cost $63,534,539)	$ 70,700,670
Fidelity Central Funds (cost $2,905,222)	2,905,222
Total Investments (cost $66,439,761)		$ 73,605,892
Cash		35,070
Receivable for investments sold		336,508
Receivable for fund shares sold		48,894
Dividends receivable		129,763
Distributions receivable from Fidelity Central Funds		386
Other receivables		3,105
Total assets		74,159,618

Liabilities
Payable for investments purchased	$ 127,090
Payable for fund shares redeemed	30,371
Accrued management fee	32,901
Other affiliated payables	10,488
Other payables and accrued expenses	19,705
Collateral on securities loaned, at value	300,000
Total liabilities		520,555

Net Assets		$ 73,639,063
Net Assets consist of:
Paid in capital		$ 72,670,267
Undistributed net investment income		879,080
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,076,415)
Net unrealized appreciation (depreciation) on investments		7,166,131
Net Assets		$ 73,639,063

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($30,342,452 ÷ 2,591,544 shares)	$ 11.71

Investor Class: Net Asset Value, offering price and redemption price per share ($43,296,611 ÷ 3,715,034 shares)	$ 11.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)
Investment Income
Dividends		$ 1,151,337
Income from Fidelity Central Funds		7,247
Total income		1,158,584

Expenses
Management fee	$ 196,753
Transfer agent fees	45,056
Accounting and security lending fees	13,774
Custodian fees and expenses	3,710
Independent trustees' compensation	224
Audit	17,976
Legal	140
Miscellaneous	261
Total expenses before reductions	277,894
Expense reductions	(6,369)	271,525
Net investment income (loss)		887,059
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,207,929
Foreign currency transactions	(434)
Total net realized gain (loss)		2,207,495
Change in net unrealized appreciation (depreciation) on investment securities		1,393,453
Net gain (loss)		3,600,948
Net increase (decrease) in net assets resulting from operations		$ 4,488,007

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 887,059	$ 1,296,456
Net realized gain (loss)	2,207,495	2,078,619
Change in net unrealized appreciation (depreciation)	1,393,453	3,031,721
Net increase (decrease) in net assets resulting from operations	4,488,007	6,406,796
Distributions to shareholders from net investment income	(21,705)	(1,279,431)
Share transactions - net increase (decrease)	(6,692,925)	29,796,788
Redemption fees	46,505	13,254
Total increase (decrease) in net assets	(2,180,118)	34,937,407

Net Assets
Beginning of period	75,819,181	40,881,774
End of period (including undistributed net investment income of $879,080 and undistributed net investment income of $13,726, respectively)	$ 73,639,063	$ 75,819,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 9.84	$ 9.10	$ 8.14	$ 13.09	$ 11.29
Income from Investment Operations
Net investment income (loss) E	.14	.28	.26	.25	.20	.21
Net realized and unrealized gain (loss)	.63	1.01	.75	1.01	(4.86)	2.12
Total from investment operations	.77	1.29	1.01	1.26	(4.66)	2.33
Distributions from net investment income	- I	(.20)	(.28)	(.30)	(.26)	(.25)
Distributions from net realized gain	-	-	-	-	(.03)	(.29)
Total distributions	- I	(.20)	(.28)	(.30)	(.29)	(.54)
Redemption fees added to paid in capital E	.01	- I	.01	- I	- I	.01
Net asset value, end of period	$ 11.71	$ 10.93	$ 9.84	$ 9.10	$ 8.14	$ 13.09
Total Return B,C,D	7.17%	13.20%	11.20%	15.42%	(35.61)%	20.67%
Ratios to Average Net Assets F,H
Expenses before reductions	.74% A	.80%	.82%	.81%	.75%	.73%
Expenses net of fee waivers, if any	.74% A	.79%	.81%	.81%	.75%	.73%
Expenses net of all reductions	.72% A	.77%	.78%	.79%	.74%	.73%
Net investment income (loss)	2.57% A	2.72%	2.75%	3.13%	1.81%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,342	$ 28,859	$ 21,142	$ 24,159	$ 31,760	$ 84,105
Portfolio turnover rate G	227% A	174%	249%	219%	112%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 9.80	$ 9.07	$ 8.12	$ 13.05	$ 11.26
Income from Investment Operations
Net investment income (loss) E	.14	.27	.25	.25	.19	.19
Net realized and unrealized gain (loss)	.62	1.01	.74	.99	(4.84)	2.12
Total from investment operations	.76	1.28	.99	1.24	(4.65)	2.31
Distributions from net investment income	- I	(.20)	(.27)	(.29)	(.25)	(.24)
Distributions from net realized gain	-	-	-	-	(.03)	(.29)
Total distributions	- I	(.20)	(.27)	(.29)	(.28)	(.53)
Redemption fees added to paid in capital E	.01	- I	.01	- I	- I	.01
Net asset value, end of period	$ 11.65	$ 10.88	$ 9.80	$ 9.07	$ 8.12	$ 13.05
Total Return B,C,D	7.11%	13.11%	11.04%	15.24%	(35.65)%	20.53%
Ratios to Average Net Assets F,H
Expenses before reductions	.82% A	.88%	.91%	.92%	.84%	.84%
Expenses net of fee waivers, if any	.82% A	.88%	.90%	.92%	.84%	.84%
Expenses net of all reductions	.81% A	.85%	.87%	.90%	.84%	.84%
Net investment income (loss)	2.48% A	2.64%	2.66%	3.02%	1.72%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,297	$ 46,960	$ 19,740	$ 16,452	$ 18,518	$ 42,196
Portfolio turnover rate G	227% A	174%	249%	219%	112%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,343,456
Gross unrealized depreciation	(333,295)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,010,161

Tax cost	$ 66,595,731

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (9,043,416)

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other short-term securities, aggregated $77,725,969 and $81,150,752, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 11,644
Investor Class	33,412
$ 45,056

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,614 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $102 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,948. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,369 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ 9,102	$ 495,790
Investor Class	12,603	783,641
Total	$ 21,705	$ 1,279,431

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	767,132	969,414	$ 8,383,607	$ 10,288,297
Reinvestment of distributions	856	47,218	9,102	495,790
Shares redeemed	(817,667)	(524,069)	(8,881,726)	(5,406,656)
Net increase (decrease)	(49,679)	492,563	$ (489,017)	$ 5,377,431
Investor Class
Shares sold	752,870	2,732,463	$ 8,309,522	$ 28,737,360
Reinvestment of distributions	1,190	74,990	12,603	783,641
Shares redeemed	(1,354,911)	(505,141)	(14,526,033)	(5,101,644)
Net increase (decrease)	(600,851)	2,302,312	$ (6,203,908)	$ 24,419,357

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTELIC-SANN-0812
1.817394.107

Fidelity® Variable Insurance Products:
Real Estate Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.70%
Actual		$ 1,000.00	$ 1,148.60	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.38	$ 3.52
Service Class	.79%
Actual		$ 1,000.00	$ 1,148.10	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97
Service Class 2.94%
Actual		$ 1,000.00	$ 1,146.80	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class	.78%
Actual		$ 1,000.00	$ 1,147.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	13.1	11.4
Ventas, Inc.	7.3	6.3
Public Storage	6.6	7.9
Prologis, Inc.	5.6	5.7
Boston Properties, Inc.	5.1	4.5
Digital Realty Trust, Inc.	4.6	4.0
SL Green Realty Corp.	4.3	3.7
Camden Property Trust (SBI)	3.7	3.5
Essex Property Trust, Inc.	3.7	4.0
Equity Residential (SBI)	3.3	4.0
	57.3
Top Five REIT Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.4	17.3
REITs - Malls	16.5	16.1
REITs - Office Buildings	14.4	14.4
REITs - Industrial Buildings	13.7	14.7
REITs - Health Care Facilities	11.2	10.0
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 96.7%		Stocks 95.9%
	Convertible Securities 0.0%		Convertible Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
*Foreign investments	0.0%	**Foreign investments	0.7%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Health Care Facilities - 1.9%
Brookdale Senior Living, Inc. (a)	104,536	$ 1,854,469
Emeritus Corp. (a)	187,440	3,154,615
Sunrise Senior Living, Inc. (a)(d)	150,031	1,093,726
TOTAL HEALTH CARE FACILITIES		6,102,810
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	3,300	143,517
REAL ESTATE INVESTMENT TRUSTS - 93.9%
REITs - Apartments - 17.4%
Apartment Investment & Management Co. Class A	75,500	2,040,765
AvalonBay Communities, Inc.	40,392	5,714,660
Camden Property Trust (SBI)	173,413	11,734,858
Education Realty Trust, Inc.	629,300	6,972,644
Equity Residential (SBI)	168,301	10,495,250
Essex Property Trust, Inc.	74,760	11,507,059
Post Properties, Inc.	124,812	6,109,547
TOTAL REITS - APARTMENTS		54,574,783
REITs - Health Care Facilities - 11.2%
HCP, Inc.	201,725	8,906,159
Health Care REIT, Inc.	41,889	2,442,129
LTC Properties, Inc.	25,400	921,512
Ventas, Inc.	364,871	23,030,658
TOTAL REITS - HEALTH CARE FACILITIES		35,300,458
REITs - Hotels - 5.1%
Chesapeake Lodging Trust	233,209	4,015,859
Host Hotels & Resorts, Inc.	300,130	4,748,057
LaSalle Hotel Properties (SBI)	146,302	4,263,240
Sunstone Hotel Investors, Inc. (a)	281,932	3,098,433
TOTAL REITS - HOTELS		16,125,589
REITs - Industrial Buildings - 13.7%
DCT Industrial Trust, Inc.	399,000	2,513,700
First Potomac Realty Trust	68,300	803,891
Prologis, Inc.	528,867	17,574,250

	Shares	Value
Public Storage	144,889	$ 20,923,420
Stag Industrial, Inc.	93,300	1,360,314
TOTAL REITS - INDUSTRIAL BUILDINGS		43,175,575
REITs - Malls - 16.5%
CBL & Associates Properties, Inc.	446,044	8,715,700
Simon Property Group, Inc.	265,800	41,374,427
The Macerich Co.	33,176	1,959,043
TOTAL REITS - MALLS		52,049,170
REITs - Management/Investment - 4.7%
Digital Realty Trust, Inc. (d)	191,951	14,409,762
Lexington Corporate Properties Trust	47,900	405,713
TOTAL REITS - MANAGEMENT/INVESTMENT		14,815,475
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	43,300	1,915,592
REITs - Mortgage - 0.2%
Newcastle Investment Corp.	91,200	611,040
REITs - Office Buildings - 14.4%
Boston Properties, Inc.	147,874	16,025,105
Douglas Emmett, Inc.	375,205	8,667,236
Highwoods Properties, Inc. (SBI)	209,193	7,039,344
SL Green Realty Corp.	170,559	13,685,654
TOTAL REITS - OFFICE BUILDINGS		45,417,339
REITs - Shopping Centers - 10.1%
Acadia Realty Trust (SBI)	287,895	6,673,406
Cedar Shopping Centers, Inc.	214,028	1,080,841
DDR Corp.	265,006	3,879,688
Equity One, Inc.	421,558	8,937,030
Excel Trust, Inc.	38,662	462,398
Glimcher Realty Trust	326,799	3,339,886
Kite Realty Group Trust	253,715	1,266,038
Vornado Realty Trust	70,939	5,957,457
TOTAL REITS - SHOPPING CENTERS		31,596,744
TOTAL REAL ESTATE INVESTMENT TRUSTS		295,581,765
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Real Estate Operating Companies - 0.9%
Forest City Enterprises, Inc. Class A (a)	189,620	2,768,452
TOTAL COMMON STOCKS (Cost $224,862,455)		304,596,544
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	9,931,697	$ 9,931,697
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	13,330,150	13,330,150
TOTAL MONEY MARKET FUNDS (Cost $23,261,847)		23,261,847
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $248,124,302)		327,858,391
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(12,917,224)
NET ASSETS - 100%		$ 314,941,167
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,007
Fidelity Securities Lending Cash Central Fund	14,222
Total	$ 21,229
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,303,052) - See accompanying schedule: Unaffiliated issuers (cost $224,862,455)	$ 304,596,544
Fidelity Central Funds (cost $23,261,847)	23,261,847
Total Investments (cost $248,124,302)		$ 327,858,391
Receivable for investments sold		343,106
Receivable for fund shares sold		58,531
Dividends receivable		866,724
Distributions receivable from Fidelity Central Funds		4,259
Other receivables		2,564
Total assets		329,133,575

Liabilities
Payable for investments purchased	$ 494,771
Payable for fund shares redeemed	133,670
Accrued management fee	139,304
Distribution and service plan fees payable	27,937
Other affiliated payables	38,825
Other payables and accrued expenses	27,751
Collateral on securities loaned, at value	13,330,150
Total liabilities		14,192,408

Net Assets		$ 314,941,167
Net Assets consist of:
Paid in capital		$ 239,139,647
Undistributed net investment income		1,906,519
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,839,088)
Net unrealized appreciation (depreciation) on investments		79,734,089
Net Assets		$ 314,941,167

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($68,590,396 ÷ 3,981,673 shares)	$ 17.23

Service Class: Net Asset Value, offering price and redemption price per share ($685,575 ÷ 39,869 shares)	$ 17.20

Service Class 2: Net Asset Value, offering price and redemption price per share ($139,961,071 ÷ 8,221,127 shares)	$ 17.02

Investor Class: Net Asset Value, offering price and redemption price per share ($105,704,125 ÷ 6,160,776 shares)	$ 17.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 3,108,656
Income from Fidelity Central Funds		21,229
Total income		3,129,885

Expenses
Management fee	$ 808,215
Transfer agent fees	145,742
Distribution and service plan fees	165,094
Accounting and security lending fees	57,730
Custodian fees and expenses	10,167
Independent trustees' compensation	906
Audit	22,034
Legal	584
Miscellaneous	1,351
Total expenses before reductions	1,211,823
Expense reductions	(7,498)	1,204,325
Net investment income (loss)		1,925,560
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,115,227
Foreign currency transactions	(1,375)
Total net realized gain (loss)		5,113,852
Change in net unrealized appreciation (depreciation) on investment securities		32,283,149
Net gain (loss)		37,397,001
Net increase (decrease) in net assets resulting from operations		$ 39,322,561

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,925,560	$ 3,623,784
Net realized gain (loss)	5,113,852	7,369,290
Change in net unrealized appreciation (depreciation)	32,283,149	6,178,354
Net increase (decrease) in net assets resulting from operations	39,322,561	17,171,428
Distributions to shareholders from net investment income	(356,346)	(2,624,868)
Share transactions - net increase (decrease)	12,626,875	27,706,393
Total increase (decrease) in net assets	51,593,090	42,252,953

Net Assets
Beginning of period	263,348,077	221,095,124
End of period (including undistributed net investment income of $1,906,519 and undistributed net investment income of $337,305, respectively)	$ 314,941,167	$ 263,348,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 14.06	$ 10.93	$ 8.13	$ 14.38	$ 22.74
Income from Investment Operations
Net investment income (loss) E	.12	.23	.15	.24	.33	.27
Net realized and unrealized gain (loss)	2.11	.90	3.16	2.80	(6.06)	(4.15)
Total from investment operations	2.23	1.13	3.31	3.04	(5.73)	(3.88)
Distributions from net investment income	(.02)	(.17)	(.18)	(.24)	(.36)	(.36)
Distributions from net realized gain	-	-	-	-	(.16)	(4.12)
Total distributions	(.02)	(.17)	(.18)	(.24)	(.52)	(4.48)
Net asset value, end of period	$ 17.23	$ 15.02	$ 14.06	$ 10.93	$ 8.13	$ 14.38
Total Return B,C,D	14.86%	8.09%	30.42%	37.69%	(39.87)%	(17.72)%
Ratios to Average Net Assets F,H
Expenses before reductions	.70% A	.71%	.73%	.80%	.76%	.74%
Expenses net of fee waivers, if any	.70% A	.71%	.73%	.80%	.76%	.74%
Expenses net of all reductions	.69% A	.70%	.72%	.80%	.76%	.74%
Net investment income (loss)	1.47% A	1.58%	1.22%	3.01%	2.51%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,590	$ 54,874	$ 56,893	$ 41,714	$ 32,918	$ 68,401
Portfolio turnover rate G	46% A	61%	64%	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 14.04	$ 10.91	$ 8.11	$ 14.33	$ 22.69
Income from Investment Operations
Net investment income (loss) E	.11	.22	.14	.23	.32	.24
Net realized and unrealized gain (loss)	2.11	.89	3.15	2.80	(6.04)	(4.13)
Total from investment operations	2.22	1.11	3.29	3.03	(5.72)	(3.89)
Distributions from net investment income	(.02)	(.15)	(.16)	(.23)	(.34)	(.35)
Distributions from net realized gain	-	-	-	-	(.16)	(4.12)
Total distributions	(.02)	(.15)	(.16)	(.23)	(.50)	(4.47)
Net asset value, end of period	$ 17.20	$ 15.00	$ 14.04	$ 10.91	$ 8.11	$ 14.33
Total Return B,C,D	14.81%	7.96%	30.30%	37.62%	(39.95)%	(17.80)%
Ratios to Average Net Assets F,H
Expenses before reductions	.79% A	.81%	.83%	.90%	.86%	.83%
Expenses net of fee waivers, if any	.79% A	.81%	.83%	.90%	.86%	.83%
Expenses net of all reductions	.79% A	.80%	.82%	.89%	.85%	.83%
Net investment income (loss)	1.37% A	1.48%	1.12%	2.91%	2.41%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 686	$ 597	$ 793	$ 1,051	$ 1,385	$ 3,543
Portfolio turnover rate G	46% A	61%	64%	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.86	$ 13.92	$ 10.84	$ 8.07	$ 14.28	$ 22.62
Income from Investment Operations
Net investment income (loss) E	.10	.19	.12	.23	.28	.21
Net realized and unrealized gain (loss)	2.08	.89	3.13	2.76	(5.99)	(4.11)
Total from investment operations	2.18	1.08	3.25	2.99	(5.71)	(3.90)
Distributions from net investment income	(.02)	(.14)	(.17)	(.22)	(.34)	(.32)
Distributions from net realized gain	-	-	-	-	(.16)	(4.12)
Total distributions	(.02)	(.14)	(.17)	(.22)	(.50)	(4.44)
Net asset value, end of period	$ 17.02	$ 14.86	$ 13.92	$ 10.84	$ 8.07	$ 14.28
Total Return B,C,D	14.68%	7.78%	30.09%	37.40%	(40.06)%	(17.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.95%	.98%	1.07%	1.03%	.98%
Expenses net of fee waivers, if any	.94% A	.95%	.97%	1.07%	1.03%	.98%
Expenses net of all reductions	.94% A	.95%	.96%	1.06%	1.03%	.98%
Net investment income (loss)	1.22% A	1.34%	.97%	2.74%	2.24%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,961	$ 127,231	$ 101,038	$ 9,878	$ 2,864	$ 3,558
Portfolio turnover rate G	46% A	61%	64%	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 14.01	$ 10.90	$ 8.11	$ 14.34	$ 22.69
Income from Investment Operations
Net investment income (loss) E	.11	.22	.14	.24	.31	.24
Net realized and unrealized gain (loss)	2.10	.90	3.14	2.78	(6.03)	(4.13)
Total from investment operations	2.21	1.12	3.28	3.02	(5.72)	(3.89)
Distributions from net investment income	(.02)	(.16)	(.17)	(.23)	(.35)	(.34)
Distributions from net realized gain	-	-	-	-	(.16)	(4.12)
Total distributions	(.02)	(.16)	(.17)	(.23)	(.51)	(4.46)
Net asset value, end of period	$ 17.16	$ 14.97	$ 14.01	$ 10.90	$ 8.11	$ 14.34
Total Return B,C,D	14.77%	8.03%	30.25%	37.57%	(39.91)%	(17.83)%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.79%	.82%	.90%	.85%	.85%
Expenses net of fee waivers, if any	.78% A	.79%	.81%	.90%	.85%	.85%
Expenses net of all reductions	.77% A	.78%	.80%	.89%	.85%	.85%
Net investment income (loss)	1.38% A	1.50%	1.13%	2.91%	2.42%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,704	$ 80,646	$ 62,371	$ 33,926	$ 22,711	$ 31,632
Portfolio turnover rate G	46% A	61%	64%	94%	87%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 84,395,873
Gross unrealized depreciation	(6,160,884)
Net unrealized appreciation (depreciation) on securities and other investments	$ 78,234,989

Tax cost	$ 249,623,402

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (8,796,378)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $80,955,738 and $64,932,740, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 323
Service Class 2	164,771
$ 165,094

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 23,659
Service Class	227
Service Class 2	47,381
Investor Class	74,475
$ 145,742

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,150 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $395 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,222. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,497 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ 75,729	$ 613,782
Service Class	796	5,950
Service Class 2	163,839	1,157,729
Investor Class	115,982	847,407
Total	$ 356,346	$ 2,624,868

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	857,311	690,403	$ 13,742,922	$ 10,363,547
Reinvestment of distributions	4,727	42,535	75,729	613,782
Shares redeemed	(533,165)	(1,126,489)	(8,674,078)	(16,201,169)
Net increase (decrease)	328,873	(393,551)	$ 5,144,573	$ (5,223,840)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	50	413	796	5,950
Shares redeemed	-	(17,064)	-	(248,209)
Net increase (decrease)	50	(16,651)	$ 796	$ (242,259)
Service Class 2
Shares sold	1,133,930	3,481,909	$ 18,069,048	$ 50,103,771
Reinvestment of distributions	10,337	81,073	163,839	1,157,729
Shares redeemed	(1,482,414)	(2,263,345)	(23,210,714)	(32,808,590)
Net increase (decrease)	(338,147)	1,299,637	$ (4,977,827)	$ 18,452,910
Investor Class
Shares sold	1,208,423	1,948,807	$ 19,480,704	$ 29,026,685
Reinvestment of distributions	7,267	58,930	115,982	847,407
Shares redeemed	(442,622)	(1,071,550)	(7,137,353)	(15,154,510)
Net increase (decrease)	773,068	936,187	$ 12,459,333	$ 14,719,582

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 41% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPRE-SANN-0812
1.787989.109

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.85%
Actual		$ 1,000.00	$ 1,054.00	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,020.64	$ 4.27
Service Class	.95%
Actual		$ 1,000.00	$ 1,051.80	$ 4.85
Hypothetical A		$ 1,000.00	$ 1,020.14	$ 4.77
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,051.90	$ 5.61
Hypothetical A		$ 1,000.00	$ 1,019.39	$ 5.52
Investor Class	.93%
Actual		$ 1,000.00	$ 1,051.90	$ 4.74
Hypothetical A		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.4	4.2
Exxon Mobil Corp.	4.2	0.0
General Electric Co.	3.9	3.8
Merck & Co., Inc.	3.5	3.9
Chevron Corp.	3.3	3.3
Citigroup, Inc.	2.9	4.2
Johnson & Johnson	2.6	4.1
Aozora Bank Ltd.	2.5	2.2
AT&T, Inc.	2.4	0.0
Wells Fargo & Co.	2.4	2.4
	32.1
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	23.2
Health Care	15.6	16.7
Energy	13.4	10.2
Information Technology	10.1	11.9
Consumer Discretionary	7.6	10.7
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks and Equity Futures 95.9%		Stocks 97.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.1%		Short-Term Investments and Net Other Assets (Liabilities) 2.7%
* Foreign investments	10.0%	** Foreign investments	22.7%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Diversified Consumer Services - 0.6%
DeVry, Inc.	3,915	$ 121,248
Household Durables - 1.6%
Garmin Ltd. (d)	7,545	288,898
Media - 3.0%
DISH Network Corp. Class A	8,269	236,080
Time Warner, Inc.	2,560	98,560
Washington Post Co. Class B	593	221,675
		556,315
Multiline Retail - 2.4%
JCPenney Co., Inc. (d)	18,537	432,097
TOTAL CONSUMER DISCRETIONARY		1,398,558
CONSUMER STAPLES - 6.8%
Beverages - 2.0%
Grupo Modelo SAB de CV Series C	41,460	366,622
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	968	45,235
Wal-Mart Stores, Inc.	2,848	198,563
Walgreen Co.	2,790	82,528
		326,326
Food Products - 1.8%
Kraft Foods, Inc. Class A	8,411	324,833
Household Products - 1.2%
Procter & Gamble Co.	3,732	228,585
TOTAL CONSUMER STAPLES		1,246,366
ENERGY - 13.4%
Energy Equipment & Services - 0.9%
Cameron International Corp. (a)	3,988	170,327
Oil, Gas & Consumable Fuels - 12.5%
Anadarko Petroleum Corp.	4,762	315,244
Apache Corp.	700	61,523
Chevron Corp.	5,700	601,350
Exxon Mobil Corp.	8,965	767,135
Marathon Petroleum Corp.	938	42,135
Occidental Petroleum Corp.	3,016	258,682
Williams Companies, Inc.	8,330	240,071
		2,286,140
TOTAL ENERGY		2,456,467
FINANCIALS - 23.8%
Capital Markets - 3.2%
Ameriprise Financial, Inc.	700	36,582
Bank of New York Mellon Corp.	5,400	118,530
E*TRADE Financial Corp. (a)	28,769	231,303

	Shares	Value
Goldman Sachs Group, Inc.	661	$ 63,363
State Street Corp.	2,900	129,456
		579,234
Commercial Banks - 8.7%
Aozora Bank Ltd.	193,000	459,607
Fifth Third Bancorp	9,853	132,030
KeyCorp	33,591	259,994
U.S. Bancorp	5,613	180,514
Wells Fargo & Co.	13,255	443,247
Zions Bancorporation	5,913	114,830
		1,590,222
Consumer Finance - 0.7%
Capital One Financial Corp.	2,200	120,252
Diversified Financial Services - 5.3%
Bank of America Corp.	16,012	130,978
Citigroup, Inc.	18,988	520,461
JPMorgan Chase & Co.	8,847	316,103
		967,542
Insurance - 4.7%
Allstate Corp.	2,600	91,234
Assurant, Inc.	2,719	94,730
Berkshire Hathaway, Inc. Class B (a)	1,471	122,578
MetLife, Inc.	3,800	117,230
RenaissanceRe Holdings Ltd.	1,240	94,252
The Chubb Corp.	1,638	119,279
XL Group PLC Class A	10,458	220,036
		859,339
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Co.	5,827	130,292
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc. (d)	30,800	101,332
TOTAL FINANCIALS		4,348,213
HEALTH CARE - 15.6%
Biotechnology - 0.4%
Amgen, Inc.	941	68,731
Health Care Equipment & Supplies - 0.5%
CareFusion Corp. (a)	3,735	95,915
Health Care Providers & Services - 0.4%
HCA Holdings, Inc.	2,500	76,075
Pharmaceuticals - 14.3%
Bristol-Myers Squibb Co.	3,950	142,003
Eli Lilly & Co.	3,619	155,291
Johnson & Johnson	6,940	468,866
Merck & Co., Inc.	15,170	633,348
Pfizer, Inc.	35,187	809,302
Sanofi SA sponsored ADR	10,444	394,574
		2,603,384
TOTAL HEALTH CARE		2,844,105
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.4%
Textron, Inc.	10,459	$ 260,115
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	4,600	174,156
Industrial Conglomerates - 3.9%
General Electric Co.	34,095	710,540
TOTAL INDUSTRIALS		1,144,811
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.3%
Cisco Systems, Inc.	10,316	177,126
Comverse Technology, Inc. (a)	74,621	434,294
		611,420
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	20,943	421,164
Electronic Equipment & Components - 1.4%
Corning, Inc.	19,615	253,622
Office Electronics - 1.3%
Xerox Corp.	29,296	230,560
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	41,782	239,411
Software - 0.5%
Microsoft Corp.	2,707	82,807
TOTAL INFORMATION TECHNOLOGY		1,838,984
MATERIALS - 1.9%
Metals & Mining - 1.9%
Newmont Mining Corp.	7,034	341,219
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	12,462	444,395
CenturyLink, Inc.	1,724	68,081
Verizon Communications, Inc.	3,933	174,783
		687,259
UTILITIES - 5.5%
Electric Utilities - 4.7%
Edison International	3,211	148,348
Exelon Corp.	5,431	204,314
FirstEnergy Corp.	4,918	241,916
NextEra Energy, Inc.	3,831	263,611
		858,189

	Shares	Value
Multi-Utilities - 0.8%
Sempra Energy	2,229	$ 153,534
TOTAL UTILITIES		1,011,723
TOTAL COMMON STOCKS (Cost $18,004,157)		17,317,705
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.17% (b)	944,726	944,726
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	636,950	636,950
TOTAL MONEY MARKET FUNDS (Cost $1,581,676)		1,581,676
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $19,585,833)		18,899,381
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(626,056)
NET ASSETS - 100%		$ 18,273,325
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 Russell 1000 Index Contracts	Sept. 2012	$ 201,210	$ 982
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 601
Fidelity Securities Lending Cash Central Fund	2,167
Total	$ 2,768
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,398,558	$ 1,398,558	$ -	$ -
Consumer Staples	1,246,366	1,246,366	-	-
Energy	2,456,467	2,456,467	-	-
Financials	4,348,213	3,888,606	459,607	-
Health Care	2,844,105	2,844,105	-	-
Industrials	1,144,811	1,144,811	-	-
Information Technology	1,838,984	1,838,984	-	-
Materials	341,219	341,219	-	-
Telecommunication Services	687,259	687,259	-	-
Utilities	1,011,723	1,011,723	-	-
Money Market Funds	1,581,676	1,581,676	-	-
Total Investments in Securities:	$ 18,899,381	$ 18,439,774	$ 459,607	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 982	$ 982	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 454,492
Level 2 to Level 1	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 982	$ -
Total Value of Derivatives	$ 982	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	90.0%
Japan	2.5%
France	2.2%
Mexico	2.0%
Switzerland	1.6%
Ireland	1.2%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $647,164) - See accompanying schedule: Unaffiliated issuers (cost $18,004,157)	$ 17,317,705
Fidelity Central Funds (cost $1,581,676)	1,581,676
Total Investments (cost $19,585,833)		$ 18,899,381
Cash		3,125
Receivable for investments sold		370,057
Receivable for fund shares sold		957
Dividends receivable		28,527
Distributions receivable from Fidelity Central Funds		338
Receivable for daily variation margin on futures contracts		982
Receivable from investment adviser for expense reductions		2,954
Other receivables		547
Total assets		19,306,868

Liabilities
Payable for investments purchased	$ 252,637
Payable for fund shares redeemed	106,342
Accrued management fee	8,332
Distribution and service plan fees payable	291
Other affiliated payables	2,725
Other payables and accrued expenses	26,266
Collateral on securities loaned, at value	636,950
Total liabilities		1,033,543

Net Assets		$ 18,273,325
Net Assets consist of:
Paid in capital		$ 43,762,331
Undistributed net investment income		174,259
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,972,960)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(690,305)
Net Assets		$ 18,273,325

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,692,470 ÷ 583,464 shares)	$ 9.76

Service Class: Net Asset Value, offering price and redemption price per share ($283,688 ÷ 29,085 shares)	$ 9.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,343,194 ÷ 138,218 shares)	$ 9.72

Investor Class: Net Asset Value, offering price and redemption price per share ($10,953,973 ÷ 1,125,528 shares)	$ 9.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 263,622
Interest		9
Income from Fidelity Central Funds		2,768
Total income		266,399

Expenses
Management fee	$ 56,722
Transfer agent fees	14,906
Distribution and service plan fees	1,962
Accounting and security lending fees	4,079
Custodian fees and expenses	14,520
Independent trustees' compensation	67
Audit	21,619
Legal	47
Miscellaneous	103
Total expenses before reductions	114,025
Expense reductions	(21,997)	92,028
Net investment income (loss)		174,371
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(529,128)
Foreign currency transactions	(432)
Futures contracts	(3,160)
Total net realized gain (loss)		(532,720)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,498,417
Assets and liabilities in foreign currencies	(4,844)
Futures contracts	982
Total change in net unrealized appreciation (depreciation)		1,494,555
Net gain (loss)		961,835
Net increase (decrease) in net assets resulting from operations		$ 1,136,206

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 174,371	$ 348,684
Net realized gain (loss)	(532,720)	626,002
Change in net unrealized appreciation (depreciation)	1,494,555	(2,682,078)
Net increase (decrease) in net assets resulting from operations	1,136,206	(1,707,392)
Distributions to shareholders from net investment income	-	(331,450)
Share transactions - net increase (decrease)	(3,786,707)	(5,959,726)
Total increase (decrease) in net assets	(2,650,501)	(7,998,568)

Net Assets
Beginning of period	20,923,826	28,922,394
End of period (including undistributed net investment income of $174,259 and distributions in excess of net investment income of $112, respectively)	$ 18,273,325	$ 20,923,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 10.23	$ 9.42	$ 7.49	$ 13.89	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.09	.15	.10	.12	.20	.20
Net realized and unrealized gain (loss)	.41	(.97)	.84	1.97	(6.39)	.48
Total from investment operations	.50	(.82)	.94	2.09	(6.19)	.68
Distributions from net investment income	-	(.15)	(.13)	(.16)	(.19)	(.21)
Distributions from net realized gain	-	-	-	-	(.02)	(1.40)
Total distributions	-	(.15)	(.13)	(.16)	(.21)	(1.61)
Net asset value, end of period	$ 9.76	$ 9.26	$ 10.23	$ 9.42	$ 7.49	$ 13.89
Total Return B,C,D	5.40%	(8.00)%	10.04%	27.91%	(44.61)%	4.56%
Ratios to Average Net Assets F,H
Expenses before reductions	1.08% A	1.04%	.90%	.89%	.81%	.80%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.81%	.80%
Expenses net of all reductions	.84% A	.84%	.85%	.85%	.81%	.80%
Net investment income (loss)	1.78% A	1.45%	1.05%	1.48%	1.79%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,692	$ 6,275	$ 9,855	$ 12,826	$ 18,847	$ 30,300
Portfolio turnover rate G	98% A	95%	109%	58%	95%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.23	$ 9.41	$ 7.48	$ 13.86	$ 14.80
Income from Investment Operations
Net investment income (loss) E	.08	.14	.09	.11	.19	.18
Net realized and unrealized gain (loss)	.40	(.97)	.85	1.96	(6.38)	.48
Total from investment operations	.48	(.83)	.94	2.07	(6.19)	.66
Distributions from net investment income	-	(.13)	(.12)	(.14)	(.17)	(.20)
Distributions from net realized gain	-	-	-	-	(.02)	(1.40)
Total distributions	-	(.13)	(.12)	(.14)	(.19)	(1.60)
Net asset value, end of period	$ 9.75	$ 9.27	$ 10.23	$ 9.41	$ 7.48	$ 13.86
Total Return B,C,D	5.18%	(8.03)%	10.01%	27.80%	(44.69)%	4.43%
Ratios to Average Net Assets F,H
Expenses before reductions	1.13% A	1.11%	.98%	.97%	.90%	.89%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.90%	.89%
Expenses net of all reductions	.94% A	.93%	.95%	.95%	.90%	.89%
Net investment income (loss)	1.68% A	1.35%	.95%	1.38%	1.70%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 284	$ 270	$ 430	$ 677	$ 956	$ 2,577
Portfolio turnover rate G	98% A	95%	109%	58%	95%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 10.20	$ 9.39	$ 7.46	$ 13.80	$ 14.75
Income from Investment Operations
Net investment income (loss) E	.08	.12	.08	.10	.18	.15
Net realized and unrealized gain (loss)	.40	(.96)	.84	1.96	(6.35)	.48
Total from investment operations	.48	(.84)	.92	2.06	(6.17)	.63
Distributions from net investment income	-	(.12)	(.11)	(.13)	(.15)	(.18)
Distributions from net realized gain	-	-	-	-	(.02)	(1.40)
Total distributions	-	(.12)	(.11)	(.13)	(.17)	(1.58)
Net asset value, end of period	$ 9.72	$ 9.24	$ 10.20	$ 9.39	$ 7.46	$ 13.80
Total Return B,C,D	5.19%	(8.20)%	9.81%	27.70%	(44.77)%	4.22%
Ratios to Average Net Assets F,H
Expenses before reductions	1.28% A	1.25%	1.12%	1.12%	1.05%	1.07%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.05%	1.07%
Expenses net of all reductions	1.08% A	1.09%	1.10%	1.10%	1.05%	1.06%
Net investment income (loss)	1.54% A	1.20%	.80%	1.23%	1.55%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,343	$ 1,339	$ 1,779	$ 1,756	$ 2,001	$ 5,724
Portfolio turnover rate G	98% A	95%	109%	58%	95%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 10.22	$ 9.40	$ 7.48	$ 13.87	$ 14.81
Income from Investment Operations
Net investment income (loss) E	.08	.14	.09	.11	.19	.18
Net realized and unrealized gain (loss)	.40	(.96)	.85	1.96	(6.38)	.48
Total from investment operations	.48	(.82)	.94	2.07	(6.19)	.66
Distributions from net investment income	-	(.15)	(.12)	(.15)	(.18)	(.20)
Distributions from net realized gain	-	-	-	-	(.02)	(1.40)
Total distributions	-	(.15)	(.12)	(.15)	(.20)	(1.60)
Net asset value, end of period	$ 9.73	$ 9.25	$ 10.22	$ 9.40	$ 7.48	$ 13.87
Total Return B,C,D	5.19%	(8.00)%	10.08%	27.72%	(44.67)%	4.41%
Ratios to Average Net Assets F,H
Expenses before reductions	1.13% A	1.10%	.96%	.97%	.90%	.91%
Expenses net of fee waivers, if any	.93% A	.93%	.93%	.93%	.90%	.91%
Expenses net of all reductions	.92% A	.92%	.93%	.93%	.90%	.91%
Net investment income (loss)	1.70% A	1.37%	.97%	1.40%	1.71%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,954	$ 13,040	$ 16,858	$ 19,249	$ 23,606	$ 39,614
Portfolio turnover rate G	98% A	95%	109%	58%	95%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Value Leaders Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,695,966
Gross unrealized depreciation	(2,907,133)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,211,167)

Tax cost	$ 20,110,548

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (11,669,055)
2017	(11,445,222)
Total with expiration	(23,114,277)
No expiration
Long-term	(732,513)
Total capital loss carryforward	$ (23,846,790)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(3,160) and a change in net unrealized appreciation (depreciation) of $982 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,414,243 and $13,419,128, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 143
Service Class 2	1,819
$ 1,962

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 3,754
Service Class	102
Service Class 2	528
Investor Class	10,522
$ 14,906

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $603 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,167, including $79 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.85%	$ 7,081
Service Class	.95%	253
Service Class 2	1.10%	1,311
Investor Class	.93	12,000
		$ 20,645

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,349 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 99,535
Service Class	-	3,840
Service Class 2	-	17,228
Investor Class	-	210,847
Total	$ -	$ 331,450

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	35,102	67,644	$ 339,802	$ 658,893
Reinvestment of distributions	-	11,121	-	99,535
Shares redeemed	(128,983)	(364,424)	(1,274,910)	(3,700,171)
Net increase (decrease)	(93,881)	(285,659)	$ (935,108)	$ (2,941,743)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	429	-	3,840
Shares redeemed	-	(13,370)	-	(133,345)
Net increase (decrease)	-	(12,941)	$ -	$ (129,505)
Service Class 2
Shares sold	26,734	28,489	$ 261,007	$ 291,665
Reinvestment of distributions	-	1,931	-	17,228
Shares redeemed	(33,411)	(59,928)	(328,148)	(617,328)
Net increase (decrease)	(6,677)	(29,508)	$ (67,141)	$ (308,435)
Investor Class
Shares sold	69,792	384,886	$ 691,166	$ 3,848,967
Reinvestment of distributions	-	23,611	-	210,847
Shares redeemed	(354,694)	(647,446)	(3,475,624)	(6,639,857)
Net increase (decrease)	(284,902)	(238,949)	$ (2,784,458)	$ (2,580,043)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 92% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0812
1.788834.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2012